NATIONWIDE VLI

SEPARATE

ACCOUNT-2

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-2:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-2 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)1

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)1

Invesco - Invesco V.I. Global Fund: Series I (OVGS)1

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)1

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)1

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)1

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)1

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)1

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)1

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)1

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)1

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)1

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)1

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)1

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)1

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)1

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)1

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from January 2, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II – MFS International Growth Portfolio: Initial Class (MVIGIC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2021 and the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust – NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust – NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from March 31, 2021 (inception) to December 31, 2021.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 20, 2021 (inception) to December 31, 2021.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2021 (inception) to December 31, 2021.

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from September 1, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Statement of operations for the period from January 1, 2021 to April 30, 2021 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2021 to April 30, 2021 (liquidation) and the year ended December 31, 2020.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	423	$6,228	$6,319	$11	$6,330	$-	$6,330
ALVGIA	13,724	410,734	505,446	40	505,486	-	505,486
ALVIVB	5,369	80,951	83,862	-	83,862	3	83,859
ALVSVA	54,935	1,010,853	1,288,765	44	1,288,809	-	1,288,809
ACVB	617,681	4,651,902	5,905,030	31	5,905,061	-	5,905,061
ACVCA	6,257	105,741	117,014	74	117,088	-	117,088
ACVI	51,700	605,965	768,267	15	768,282	-	768,282
ACVIG	180,807	1,677,385	1,938,254	72	1,938,326	-	1,938,326
ACVIP2	62,649	656,059	715,449	-	715,449	6	715,443
ACVMV1	54,947	1,115,500	1,374,766	-	1,374,766	13	1,374,753
ACVU1	6,842	158,400	214,701	-	214,701	32	214,669
BRVHYI	78,384	583,632	594,935	2,204	597,139	-	597,139
MLVGA2	110,699	1,827,307	1,960,483	36	1,960,519	-	1,960,519
DGI	51,790	1,515,097	2,153,437	1	2,153,438	-	2,153,438
DSC	5,904	273,832	341,099	-	341,099	2	341,097
DSIF	801,340	33,655,050	62,352,235	99	62,352,334	-	62,352,334
DSRG	197,348	6,967,007	11,461,945	-	11,461,945	9	11,461,936
DVSCS	101,383	1,916,212	2,387,564	61	2,387,625	-	2,387,625
DWVSVS	9,006	341,349	407,623	-	407,623	8	407,615
DFVGMI	4,470	59,102	70,539	6	70,545	-	70,545
DFVIPS	16,641	177,464	188,039	-	188,039	-	188,039
DSGIBA	25,216	588,474	675,283	3	675,286	-	675,286
FQB	144,695	1,640,754	1,629,266	-	1,629,266	9	1,629,257
FVU2	7,819	84,911	100,867	-	100,867	5	100,862
FAMP	711,075	11,164,911	13,034,008	33	13,034,041	-	13,034,041
FCS	32,064	1,387,922	1,731,437	27	1,731,464	-	1,731,464
FEIP	1,684,523	37,099,856	44,050,275	216	44,050,491	-	44,050,491
FEMS	31,609	419,682	398,587	11	398,598	-	398,598
FF10S	31,677	411,339	457,106	-	457,106	-	457,106
FF20S	75,638	991,916	1,162,560	-	1,162,560	5	1,162,555
FF30S	125,392	1,853,739	2,242,016	22	2,242,038	-	2,242,038
FGP	1,128,136	73,560,304	115,554,932	413	115,555,345	-	115,555,345
FHIP	1,389,675	7,480,177	7,295,793	116	7,295,909	-	7,295,909
FIGBS	195,929	2,561,104	2,582,342	17	2,582,359	-	2,582,359
FMCS	181,169	6,186,339	7,360,913	86	7,360,999	-	7,360,999
FNRS2	76,954	1,165,846	1,207,406	17	1,207,423	-	1,207,423
FOP	169,966	3,104,408	4,976,602	11	4,976,613	-	4,976,613
FOS	190,032	4,050,527	5,535,621	65	5,535,686	-	5,535,686
FRESS	3,892	75,620	92,284	-	92,284	9	92,275
FVSS	76,639	1,067,065	1,253,051	-	1,253,051	24	1,253,027
FTVDM2	48,222	461,285	514,528	-	514,528	3	514,525
FTVFA2	37,209	217,836	221,766	-	221,766	1	221,765
FTVGI2	85,113	1,355,975	1,117,535	5	1,117,540	-	1,117,540
FTVIS2	81,306	1,241,912	1,362,688	8	1,362,696	-	1,362,696
FTVRDI	11,391	360,176	418,490	32	418,522	-	418,522
FTVSVI	163,782	2,712,223	3,018,502	48	3,018,550	-	3,018,550
TIF	2,978	42,185	41,390	-	41,390	7	41,383
TIF2	35,226	514,248	478,719	-	478,719	1	478,718
GVGMNS	4,605	57,846	59,215	-	59,215	2	59,213
GVMSAS	727	7,199	7,100	-	7,100	-	7,100
RVARS	2,983	77,258	80,565	7	80,572	-	80,572
ACEG	3,479	274,382	308,319	-	308,319	3	308,316
AVMCCI	3,256	32,825	42,230	9	42,239	-	42,239

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
IVBRA1	35,622	378,864	383,294	5	383,299	-	383,299
OVAG	26,995	2,438,192	3,094,477	16	3,094,493	-	3,094,493
OVB	459,773	3,675,173	3,586,227	60	3,586,287	-	3,586,287
OVGS	475,249	19,463,471	27,193,747	-	27,193,747	31	27,193,716
OVIG	113,877	309,874	332,520	20	332,540	-	332,540
OVMS	296,500	4,208,710	5,497,104	68	5,497,172	-	5,497,172
OVSB	39,607	193,396	176,250	-	176,250	3	176,247
OVSC	38,621	927,831	1,215,388	91	1,215,479	-	1,215,479
WRASP	109,012	1,014,625	1,110,700	14	1,110,714	-	1,110,714
WRHIP	148,136	500,649	502,568	7	502,575	-	502,575
WRMCG	60,763	839,873	1,084,115	-	1,084,115	2	1,084,113
JABS	50,181	2,111,677	2,666,621	16	2,666,637	-	2,666,637
JACAS	123,658	4,903,867	7,003,971	79	7,004,050	-	7,004,050
JAEI	3,340	267,268	335,735	20	335,755	-	335,755
JAGTS	317,494	5,186,151	6,638,793	53	6,638,846	-	6,638,846
JAIGS	73,669	2,087,355	3,021,882	19	3,021,901	-	3,021,901
LOVTRC	12,192	203,002	205,440	13	205,453	-	205,453
MNDIC	30,850	713,023	718,808	22	718,830	-	718,830
MV2IGI	16,301	368,382	449,418	-	449,418	22	449,396
MV3MVI	17,061	176,816	189,206	-	189,206	5	189,201
MVFIC	149,883	2,937,130	3,705,117	49	3,705,166	-	3,705,166
MVIGIC	14,680	216,368	246,326	7	246,333	-	246,333
MSEM	69,189	534,263	498,160	14	498,174	-	498,174
MSVFI	57,303	649,092	599,965	25	599,990	-	599,990
MSVRE	31,953	635,671	749,939	15	749,954	-	749,954
DTRTFB	5,247	52,982	51,837	2	51,839	-	51,839
EIF	60,170	1,099,658	1,371,268	30	1,371,298	-	1,371,298
GBF	395,123	4,426,148	4,294,983	10	4,294,993	-	4,294,993
GEM	91,933	1,131,351	1,263,159	-	1,263,159	21	1,263,138
GIG	296,531	3,152,232	3,780,768	23	3,780,791	-	3,780,791
GVAAA2	150,288	3,772,871	4,523,663	21	4,523,684	-	4,523,684
GVABD2	29,474	345,872	360,464	2	360,466	-	360,466
GVAGG2	63,962	2,064,426	2,911,560	28	2,911,588	-	2,911,588
GVAGI2	14,495	775,991	983,349	2	983,351	-	983,351
GVAGR2	29,883	2,764,441	4,318,372	28	4,318,400	-	4,318,400
GVDMA	410,892	5,116,455	6,040,106	53	6,040,159	-	6,040,159
GVDMC	44,092	486,306	523,807	34	523,841	-	523,841
GVEX1	251,354	4,841,632	7,022,841	34	7,022,875	-	7,022,875
GVIDA	164,210	2,066,625	2,431,944	16	2,431,960	-	2,431,960
GVIDC	19,545	196,969	209,918	-	209,918	8	209,910
GVIDM	214,263	2,623,292	2,815,415	64	2,815,479	-	2,815,479
GVIX2	74,561	753,009	833,591	19	833,610	-	833,610
HIBF	130,329	853,581	853,654	-	853,654	20	853,634
IDPG	27	327	348	6	354	-	354
MCIF	248,278	5,612,302	6,869,852	137	6,869,989	-	6,869,989
MSBF	105,904	970,642	969,020	-	969,020	2	969,018
NCPG	731	9,436	9,546	4	9,550	-	9,550
NCPGI	7	80	90	-	90	7	83
NVAMV1	329,839	5,028,496	6,553,895	-	6,553,895	6	6,553,889
NVAMVX	134,526	1,844,099	2,668,991	33	2,669,024	-	2,669,024
NVBX	21,480	233,491	229,619	6	229,625	-	229,625
NVCBD1	51,703	584,144	558,396	-	558,396	6	558,390
NVCCA1	64,146	695,671	786,433	-	786,433	5	786,428

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVCCN1	3,782	41,844	42,928	-	42,928	8	42,920
NVCMA1	63,238	592,425	710,162	6	710,168	-	710,168
NVCMC1	11,853	127,017	143,070	13	143,083	-	143,083
NVCMD1	96,058	1,048,494	1,183,430	38	1,183,468	-	1,183,468
NVCRA1	24,673	256,534	321,731	-	321,731	-	321,731
NVCRB1	40,319	432,376	503,186	10	503,196	-	503,196
NVDBL2	25,790	403,563	447,205	-	447,205	19	447,186
NVDCA2	5,893	103,386	119,094	3	119,097	-	119,097
NVDCAP	10,711	184,838	215,515	-	215,515	2	215,513
NVFIII	608	6,824	6,667	-	6,667	3	6,664
NVGEII	474	7,388	7,708	-	7,708	7	7,701
NVIDMP	39,514	470,702	516,444	7	516,451	-	516,451
NVIX	51,193	516,535	573,362	-	573,362	-	573,362
NVLCP1	81,311	957,642	934,265	-	934,265	5	934,260
NVMIG1	416,970	4,535,058	4,820,171	33	4,820,204	-	4,820,204
NVMIVX	35,071	335,802	403,672	2	403,674	-	403,674
NVMLG1	381,499	3,616,353	3,998,108	15	3,998,123	-	3,998,123
NVMMG1	3,738,235	41,858,167	43,214,000	-	43,214,000	8	43,213,992
NVMMV2	2,368,318	22,882,740	22,712,166	43	22,712,209	-	22,712,209
NVNMO1	1,164,341	12,112,047	17,639,770	51	17,639,821	-	17,639,821
NVNSR1	12,968	179,126	205,408	-	205,408	3	205,405
NVOLG1	4,663,530	85,949,177	112,064,622	176	112,064,798	-	112,064,798
NVRE1	795,820	5,488,864	8,395,902	88	8,395,990	-	8,395,990
NVSIX2	60,470	534,695	612,565	27	612,592	-	612,592
NVSTB2	19,733	205,303	201,671	-	201,671	5	201,666
NVTIV3	3,624	35,414	42,041	-	42,041	-	42,041
SAM	11,158,073	11,158,073	11,158,073	-	11,158,073	73	11,158,000
SCF	844,935	16,623,847	21,875,376	117	21,875,493	-	21,875,493
SCGF	135,950	2,309,192	2,701,323	-	2,701,323	9	2,701,314
SCVF	383,620	4,178,014	4,442,322	66	4,442,388	-	4,442,388
TRF	2,447,428	32,215,021	66,618,988	131	66,619,119	-	66,619,119
AMCG	68,633	1,851,598	2,768,636	2	2,768,638	-	2,768,638
AMINS	1,869	20,567	30,588	-	30,588	4	30,584
AMMCGS	6,446	202,418	232,194	-	232,194	12	232,182
AMRS	192	3,540	4,574	5	4,579	-	4,579
AMSRS	154,131	4,077,580	5,707,462	-	5,707,462	33	5,707,429
AMTB	138,720	1,467,046	1,453,784	12	1,453,796	-	1,453,796
NOTB3	874	10,127	11,130	5	11,135	-	11,135
NOTG3	327	3,771	4,259	-	4,259	5	4,254
NOTMG3	7	81	92	-	92	4	88
PMVAAA	24,781	267,811	285,228	-	285,228	-	285,228
PMVFBA	13,572	135,283	124,452	11	124,463	-	124,463
PMVLDA	121,923	1,249,141	1,247,270	13	1,247,283	-	1,247,283
PMVRSA	8,468	63,282	65,538	-	65,538	9	65,529
PVEIB	22,114	558,011	681,564	17	681,581	-	681,581
PVGOB	121,088	1,323,382	1,939,831	23	1,939,854	-	1,939,854
PVTIGB	15,598	215,473	266,098	14	266,112	-	266,112
TRHS2	94,004	4,238,319	5,752,099	68	5,752,167	-	5,752,167
TRLT2	9,118	43,796	44,586	-	44,586	2	44,584
VWBF	83,056	698,487	667,773	-	667,773	-	667,773
VWEM	197,933	2,634,386	2,850,228	-	2,850,228	2	2,850,226
VWHA	113,922	2,345,074	3,031,465	-	3,031,465	6	3,031,459
VRVDRI	2,271	51,874	57,483	7	57,490	-	57,490

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
SVDF	20,425	700,378	872,967	-	872,967	98	872,869
SVOF	54,612	1,397,932	1,919,079	91	1,919,170	-	1,919,170
WFVSCG	57,192	691,074	802,971	20	802,991	-	802,991

Total (unaudited)			$805,942,124	$6,119	$805,948,243	$597	$805,947,646

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ALVDAA	ALVGIA	ALVIVB	ALVSVA	ACVB	ACVCA	ACVI
Reinvested dividends	$5,561,116	6	3,906	1,391	9,349	41,150	-	1,186
Mortality and expense risk charges (note 3)	(3,877,591)	(6)	(2,093)	(317)	(4,883)	(39,545)	(10,090)	(3,730)

Net investment income (loss)	1,683,525	-	1,813	1,074	4,466	1,605	(10,090)	(2,544)

Realized gain (loss) on investments	25,247,801	40	3,624	177	25,235	126,548	611,464	4,710
Change in unrealized gain (loss) on investments	55,558,418	70	104,075	2,911	277,918	407,623	(512,887)	35,687

Net gain (loss) on investments	80,806,219	110	107,699	3,088	303,153	534,171	98,577	40,397

Reinvested capital gains	53,145,002	-	-	-	-	263,950	234,864	20,998

Net increase (decrease) in contract owners’ equity resulting from operations	$135,634,746	110	109,512	4,162	307,619	799,726	323,351	58,851

Investment Activity*:	ACVIG	ACVIP2	ACVMV1	ACVU1	BRVHYI	MLVGA2	DCAP	DGI
Reinvested dividends	$20,381	20,441	15,958	-	31,814	14,944	21,276	9,582
Mortality and expense risk charges (note 3)	(9,002)	(2,998)	(6,862)	(1,869)	(3,489)	(9,752)	(20,941)	(8,931)

Net investment income (loss)	11,379	17,443	9,096	(1,869)	28,325	5,192	335	651

Realized gain (loss) on investments	13,869	4,689	28,801	5,488	5,807	33,286	1,587,587	44,497
Change in unrealized gain (loss) on investments	84,258	14,000	245,739	22,428	(2,946)	(191,848)	(853,855)	269,274

Net gain (loss) on investments	98,127	18,689	274,540	27,916	2,861	(158,562)	733,732	313,771

Reinvested capital gains	268,997	-	-	13,032	1,689	267,604	532,329	129,681

Net increase (decrease) in contract owners’ equity resulting from operations	$378,503	36,132	283,636	39,079	32,875	114,234	1,266,396	444,103

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	DSC	DSIF	DSRG	DVSCS	DWVSVS	DFVGMI	DFVIPS	DSGIBA
Reinvested dividends	$365	652,900	80,087	16,673	2,017	998	8,534	15,859
Mortality and expense risk charges (note 3)	(1,848)	(267,994)	(55,732)	(12,917)	(1,696)	(338)	(1,309)	(3,370)

Net investment income (loss)	(1,483)	384,906	24,355	3,756	321	660	7,225	12,489

Realized gain (loss) on investments	(2,210)	2,805,344	402,078	58,640	5,470	183	20,985	(1,002)
Change in unrealized gain (loss) on investments	50,106	8,286,194	1,802,934	451,784	83,110	5,397	(17,429)	45,213

Net gain (loss) on investments	47,896	11,091,538	2,205,012	510,424	88,580	5,580	3,556	44,211

Reinvested capital gains	-	2,502,517	235,490	34,142	-	2,237	1,533	9,591

Net increase (decrease) in contract owners’ equity resulting from operations	$46,413	13,978,961	2,464,857	548,322	88,901	8,477	12,314	66,291

Investment Activity*:	FQB	FVU2	FAMP	FCS	FEIP	FEMS	FF10S	FF20S
Reinvested dividends	$41,872	1,654	207,654	556	795,044	8,115	4,323	11,481
Mortality and expense risk charges (note 3)	(12,426)	(480)	(75,920)	(7,150)	(214,538)	(1,943)	(2,078)	(6,133)

Net investment income (loss)	29,446	1,174	131,734	(6,594)	580,506	6,172	2,245	5,348

Realized gain (loss) on investments	6,231	2,156	260,010	22,225	1,462,124	21,351	16,229	14,213
Change in unrealized gain (loss) on investments	(86,419)	12,141	672,703	144,480	2,340,684	(84,814)	(11,492)	18,452

Net gain (loss) on investments	(80,188)	14,297	932,713	166,705	3,802,808	(63,463)	4,737	32,665

Reinvested capital gains	14,523	-	71,004	180,674	4,659,578	43,398	14,104	60,831

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,219)	15,471	1,135,451	340,785	9,042,892	(13,893)	21,086	98,844

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	FF30S	FGP	FHIP	FIGBS	FMCS	FNRS2	FOP	FOS
Reinvested dividends	$21,663	-	388,911	50,836	35,665	23,185	25,405	23,240
Mortality and expense risk charges (note 3)	(9,073)	(562,759)	(35,869)	(11,356)	(34,172)	(4,916)	(20,772)	(27,490)

Net investment income (loss)	12,590	(562,759)	353,042	39,480	1,493	18,269	4,633	(4,250)

Realized gain (loss) on investments	18,560	7,020,926	(39,474)	17,673	113,081	(126,095)	204,680	146,570
Change in unrealized gain (loss) on investments	69,851	(6,870,865)	(33,184)	(161,431)	299,136	487,812	276,609	379,398

Net gain (loss) on investments	88,411	150,061	(72,658)	(143,758)	412,217	361,717	481,289	525,968

Reinvested capital gains	74,397	22,736,151	-	71,530	1,115,101	-	361,967	392,239

Net increase (decrease) in contract owners’ equity resulting from operations	$175,398	22,323,453	280,384	(32,748)	1,528,811	379,986	847,889	913,957

Investment Activity*:	FRESS	FVSS	FTVDM2	FTVFA2	FTVGI2	FTVIS2	FTVRDI	FTVSVI
Reinvested dividends	$730	16,633	4,935	3,641	-	61,258	50,378	32,490
Mortality and expense risk charges (note 3)	(383)	(6,722)	(2,735)	(1,131)	(5,275)	(6,564)	(19,333)	(13,771)

Net investment income (loss)	347	9,911	2,200	2,510	(5,275)	54,694	31,045	18,719

Realized gain (loss) on investments	5,879	35,175	14,252	(5,430)	(22,467)	(2,072)	1,454,868	(49,607)
Change in unrealized gain (loss) on investments	16,188	139,855	(60,879)	25,114	(37,163)	143,375	(571,422)	549,205

Net gain (loss) on investments	22,067	175,030	(46,627)	19,684	(59,630)	141,303	883,446	499,598

Reinvested capital gains	439	99,141	11,310	-	-	-	152,518	72,463

Net increase (decrease) in contract owners’ equity resulting from operations	$22,853	284,082	(33,117)	22,194	(64,905)	195,997	1,067,009	590,780

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	TIF	TIF2	GVGMNS	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1
Reinvested dividends	$875	9,205	-	105	-	-	179	11,880
Mortality and expense risk charges (note 3)	(200)	(2,135)	(224)	(43)	(377)	(1,573)	(211)	(1,871)

Net investment income (loss)	675	7,070	(224)	62	(377)	(1,573)	(32)	10,009

Realized gain (loss) on investments	192	(4,281)	1,334	829	1,344	49,523	(14)	(128)
Change in unrealized gain (loss) on investments	784	17,452	758	(672)	1,400	(44,204)	7,710	10,168

Net gain (loss) on investments	976	13,171	2,092	157	2,744	5,319	7,696	10,040

Reinvested capital gains	-	-	4,623	-	1,861	41,286	-	11,834

Net increase (decrease) in contract owners’ equity resulting from operations	$1,651	20,241	6,491	219	4,228	45,032	7,664	31,883

Investment Activity*:	MSVMV	OVAG	OVB	OVGI	OVGS	OVIG	OVMS	OVSB
Reinvested dividends	$-	-	77,378	7,909	-	-	81,393	8,396
Mortality and expense risk charges (note 3)	-	(17,855)	(22,652)	(4,280)	(136,328)	(1,738)	(28,148)	(811)

Net investment income (loss)	-	(17,855)	54,726	3,629	(136,328)	(1,738)	53,245	7,585

Realized gain (loss) on investments	127	222,330	9,422	266,517	742,904	30,667	91,003	(250)
Change in unrealized gain (loss) on investments	-	(5,515)	(285,919)	(63,894)	1,758,946	(19,649)	109,131	(14,216)

Net gain (loss) on investments	127	216,815	(276,497)	202,623	2,501,850	11,018	200,134	(14,466)

Reinvested capital gains	-	282,362	137,697	64,472	1,393,607	24,521	278,281	-

Net increase (decrease) in contract owners’ equity resulting from operations	$127	481,322	(84,074)	270,724	3,759,129	33,801	531,660	(6,881)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	OVSC	WRASP	WRHIP	WRMCG	JABS	JACAS	JAEI	JAGTS
Reinvested dividends	$4,390	17,318	32,023	-	15,810	-	1,074	7,601
Mortality and expense risk charges (note 3)	(5,870)	(5,827)	(2,761)	(5,675)	(11,312)	(32,318)	(1,718)	(32,952)

Net investment income (loss)	(1,480)	11,491	29,262	(5,675)	4,498	(32,318)	(644)	(25,351)

Realized gain (loss) on investments	22,928	7,544	(1,730)	70,990	139,143	359,672	21,373	679,577
Change in unrealized gain (loss) on investments	128,926	(29,695)	298	(30,143)	195,339	155,742	3,391	(504,176)

Net gain (loss) on investments	151,854	(22,151)	(1,432)	40,847	334,482	515,414	24,764	175,401

Reinvested capital gains	73,833	111,569	-	128,011	16,607	842,388	28,353	871,492

Net increase (decrease) in contract owners’ equity resulting from operations	$224,207	100,909	27,830	163,183	355,587	1,325,484	52,473	1,021,542

Investment Activity*:	JAIGS	LOVTRC	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC	MSEM
Reinvested dividends	$29,709	3,294	-	996	916	47,414	1,235	26,746
Mortality and expense risk charges (note 3)	(14,609)	(868)	(4,094)	(1,102)	(389)	(16,401)	(1,171)	(2,624)

Net investment income (loss)	15,100	2,426	(4,094)	(106)	527	31,013	64	24,122

Realized gain (loss) on investments	38,547	34	50,499	4,470	134	109,305	2,712	(2,780)
Change in unrealized gain (loss) on investments	289,484	(4,900)	(151,916)	35,073	12,390	562,539	4,791	(34,295)

Net gain (loss) on investments	328,031	(4,866)	(101,417)	39,543	12,524	671,844	7,503	(37,075)

Reinvested capital gains	-	1,178	121,295	53,038	776	78,956	10,069	-

Net increase (decrease) in contract owners’ equity resulting from operations	$343,131	(1,262)	15,784	92,475	13,827	781,813	17,636	(12,953)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	MSVFI	MSVRE	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2
Reinvested dividends	$23,297	13,286	1,167	16,749	72,460	13,070	96,126	48,279
Mortality and expense risk charges (note 3)	(2,699)	(2,987)	(247)	(6,103)	(21,672)	(6,370)	(17,619)	(21,946)

Net investment income (loss)	20,598	10,299	920	10,646	50,788	6,700	78,507	26,333

Realized gain (loss) on investments	222	(503)	16	19,792	(44,067)	31,984	54,747	51,065
Change in unrealized gain (loss) on investments	(63,751)	207,752	(1,350)	166,994	(125,841)	(143,990)	290,831	479,310

Net gain (loss) on investments	(63,529)	207,249	(1,334)	186,786	(169,908)	(112,006)	345,578	530,375

Reinvested capital gains	38,614	-	147	13,214	-	-	-	26,423

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,317)	217,548	(267)	210,646	(119,120)	(105,306)	424,085	583,131

Investment Activity*:	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA
Reinvested dividends	$7,707	-	9,589	-	9,335	1,182	136,312	3,130
Mortality and expense risk charges (note 3)	(2,051)	(13,885)	(4,503)	(18,674)	(28,838)	(3,646)	(30,733)	(13,129)

Net investment income (loss)	5,656	(13,885)	5,086	(18,674)	(19,503)	(2,464)	105,579	(9,999)

Realized gain (loss) on investments	4,678	117,263	9,357	230,631	154,134	4,818	242,066	27,199
Change in unrealized gain (loss) on investments	(17,396)	223,661	160,830	471,467	503,088	28,012	1,108,443	269,276

Net gain (loss) on investments	(12,718)	340,924	170,187	702,098	657,222	32,830	1,350,509	296,475

Reinvested capital gains	2,145	76,342	16,580	64,213	90,212	4,840	46,192	40,360

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,917)	403,381	191,853	747,637	727,931	35,206	1,502,280	326,836

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	GVIDC	GVIDM	GVIX2	HIBF	IDPG	MCIF	MSBF	NCPG
Reinvested dividends	$523	5,426	22,685	41,499	2	79,004	53,162	-
Mortality and expense risk charges (note 3)	(1,093)	(11,076)	(4,169)	(4,579)	(3)	(35,494)	(5,495)	(1)

Net investment income (loss)	(570)	(5,650)	18,516	36,920	(1)	43,510	47,667	(1)

Realized gain (loss) on investments	1,005	31,081	8,446	13,874	3	63,880	8,761	-
Change in unrealized gain (loss) on investments	3,253	215,938	52,450	(2,216)	31	1,197,179	(10,050)	110

Net gain (loss) on investments	4,258	247,019	60,896	11,658	34	1,261,059	(1,289)	110

Reinvested capital gains	1,405	32,445	-	-	14	115,943	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,093	273,814	79,412	48,578	47	1,420,512	46,378	109

Investment Activity*:	NCPGI	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1	NVCMA1
Reinvested dividends	$-	76,717	33,090	4,944	10,999	2,076	113	1,664
Mortality and expense risk charges (note 3)	-	(30,226)	(11,436)	(1,231)	(3,779)	(3,950)	(752)	(3,729)

Net investment income (loss)	-	46,491	21,654	3,713	7,220	(1,874)	(639)	(2,065)

Realized gain (loss) on investments	1	(52,722)	70,474	2,284	7,317	(1,741)	16,782	14,277
Change in unrealized gain (loss) on investments	6	1,787,376	565,211	(13,420)	(44,863)	110,509	(3,197)	94,959

Net gain (loss) on investments	7	1,734,654	635,685	(11,136)	(37,546)	108,768	13,585	109,236

Reinvested capital gains	-	-	-	923	16,595	-	118	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7	1,781,145	657,339	(6,500)	(13,731)	106,894	13,064	107,171

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2	NVDCAP	NVFIII
Reinvested dividends	$349	3,144	580	1,294	1,053	203	685	59
Mortality and expense risk charges (note 3)	(726)	(5,378)	(1,732)	(2,550)	(895)	(792)	(964)	(87)

Net investment income (loss)	(377)	(2,234)	(1,152)	(1,256)	158	(589)	(279)	(28)

Realized gain (loss) on investments	755	3,644	21,546	7,693	12,796	5,210	1,753	602
Change in unrealized gain (loss) on investments	11,369	137,562	36,128	43,305	22,029	8,674	17,051	(1,249)

Net gain (loss) on investments	12,124	141,206	57,674	50,998	34,825	13,884	18,804	(647)

Reinvested capital gains	35	-	-	-	5,000	1,811	2,848	2

Net increase (decrease) in contract owners’ equity resulting from operations	$11,782	138,972	56,522	49,742	39,983	15,106	21,373	(673)

Investment Activity*:	NVGEII	NVIDMP	NVIX	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1
Reinvested dividends	$86	1,876	16,545	17,007	20,351	13,317	-	53,430
Mortality and expense risk charges (note 3)	(30)	(2,251)	(2,666)	(1,507)	(29,336)	(2,022)	(14,883)	(232,053)

Net investment income (loss)	56	(375)	13,879	15,500	(8,985)	11,295	(14,883)	(178,623)

Realized gain (loss) on investments	633	3,750	1,163	(1,400)	17,391	3,610	(223,935)	438,503
Change in unrealized gain (loss) on investments	74	29,685	34,245	(22,955)	(218,803)	18,911	773,627	(8,682,555)

Net gain (loss) on investments	707	33,435	35,408	(24,355)	(201,412)	22,521	549,692	(8,244,052)

Reinvested capital gains	4	5,140	-	7,389	172,858	-	614,102	5,926,648

Net increase (decrease) in contract owners’ equity resulting from operations	$767	38,200	49,287	(1,466)	(37,539)	33,816	1,148,911	(2,496,027)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NVMMV2	NVNMO1	NVNSR1	NVOLG1	NVRE1	NVSIX2	NVSTB2	NVTIV3
Reinvested dividends	$162,374	49,690	646	498,184	77,597	5,082	2,155	1,033
Mortality and expense risk charges (note 3)	(112,374)	(81,565)	(869)	(448,936)	(35,082)	(3,058)	(1,189)	(314)

Net investment income (loss)	50,000	(31,875)	(223)	49,248	42,515	2,024	966	719

Realized gain (loss) on investments	(677,071)	663,818	3,743	(53,949)	49,197	(46,395)	(167)	(345)
Change in unrealized gain (loss) on investments	5,137,429	2,837,683	15,651	22,213,265	2,618,711	87,697	(3,323)	5,363

Net gain (loss) on investments	4,460,358	3,501,501	19,394	22,159,316	2,667,908	41,302	(3,490)	5,018

Reinvested capital gains	-	335,784	19,925	1,553,658	-	12,431	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,510,358	3,805,410	39,096	23,762,222	2,710,423	55,757	(2,524)	5,737

Investment Activity*:	SAM	SCF	SCGF	SCVF	TRF	AMCG	AMINS	AMMCGS
Reinvested dividends	$3	-	-	-	479,767	-	96	-
Mortality and expense risk charges (note 3)	(62,152)	(103,772)	(11,589)	(20,099)	(334,727)	(9,517)	-	(1,057)

Net investment income (loss)	(62,149)	(103,772)	(11,589)	(20,099)	145,040	(9,517)	96	(1,057)

Realized gain (loss) on investments	-	770,513	9,295	(85,752)	3,194,243	34,840	158	3,141
Change in unrealized gain (loss) on investments	-	4,498,414	19,407	1,164,970	5,988,877	(2,056)	2,943	(3,473)

Net gain (loss) on investments	-	5,268,927	28,702	1,079,218	9,183,120	32,784	3,101	(332)

Reinvested capital gains	-	215,933	235,502	-	2,867,346	290,046	440	27,028

Net increase (decrease) in contract owners’ equity resulting from operations	$(62,149)	5,381,088	252,615	1,059,119	12,195,506	313,313	3,637	25,639

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	AMRS	AMSRS	AMTB	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA
Reinvested dividends	$13	20,102	39,698	110	41	1	28,228	7,779
Mortality and expense risk charges (note 3)	-	(11,400)	(6,645)	(55)	(18)	-	(1,285)	(694)

Net investment income (loss)	13	8,702	33,053	55	23	1	26,943	7,085

Realized gain (loss) on investments	1,252	41,792	490	35	74	1	2,844	519
Change in unrealized gain (loss) on investments	691	929,476	(27,714)	756	308	6	5,476	(19,297)

Net gain (loss) on investments	1,943	971,268	(27,224)	791	382	7	8,320	(18,778)

Reinvested capital gains	-	102,788	-	-	-	-	-	224

Net increase (decrease) in contract owners’ equity resulting from operations	$1,956	1,082,758	5,829	846	405	8	35,263	(11,469)

Investment Activity*:	PMVLDA	PMVRSA	PMVTRA	PVEIB	PVGOB	PVTIGB	TRHS2	TRLT2
Reinvested dividends	$6,844	2,104	11,519	6,023	-	3,106	-	486
Mortality and expense risk charges (note 3)	(4,829)	(265)	(3,202)	(2,944)	(9,603)	(1,290)	(27,526)	-

Net investment income (loss)	2,015	1,839	8,317	3,079	(9,603)	1,816	(27,526)	486

Realized gain (loss) on investments	(6,579)	7,395	(17,594)	2,939	137,470	3,828	285,562	183
Change in unrealized gain (loss) on investments	(12,031)	928	(34,217)	98,903	68,370	5,527	29,297	(991)

Net gain (loss) on investments	(18,610)	8,323	(51,811)	101,842	205,840	9,355	314,859	(808)

Reinvested capital gains	-	-	32,121	18,751	180,843	9,579	368,416	272

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,595)	10,162	(11,373)	123,672	377,080	20,750	655,749	(50)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VWBF	VWEM	VWHA	VRVDRI	SVDF	SVOF	WFVSCG	AVBVI
Reinvested dividends	$35,668	30,566	13,324	196	-	728	-	49
Mortality and expense risk charges (note 3)	(3,996)	(17,306)	(15,410)	(95)	(6,911)	(13,261)	(3,731)	-

Net investment income (loss)	31,672	13,260	(2,086)	101	(6,911)	(12,533)	(3,731)	49

Realized gain (loss) on investments	(8,684)	72,253	(8,422)	2,488	87,982	67,448	37,022	1,091
Change in unrealized gain (loss) on investments	(55,413)	(558,362)	501,229	5,108	(210,347)	230,847	(71,588)	(30)

Net gain (loss) on investments	(64,097)	(486,109)	492,807	7,596	(122,365)	298,295	(34,566)	1,061

Reinvested capital gains	-	74,640	-	352	81,564	87,776	78,724	166

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,425)	(398,209)	490,721	8,049	(47,712)	373,538	40,427	1,276

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ALVDAA		ALVGIA		ALVIVB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,683,525	3,526,391	-	2	1,813	3,877	1,074	-
Realized gain (loss) on investments	25,247,801	14,143,652	40	-	3,624	(7,072)	177	-
Change in unrealized gain (loss) on investments	55,558,418	60,277,713	70	9	104,075	(12,918)	2,911	-
Reinvested capital gains	53,145,002	42,152,339	-	-	-	18,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	135,634,746	120,100,095	110	11	109,512	2,732	4,162	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	16,693,759	21,092,153	168	90	14,765	8,210	-	-
Transfers between funds	-	(156)	6,269	-	13,001	(11,979)	84,424	-
Surrenders (notes 2, 3, 4, 5 and 6)	(72,875,405)	(67,810,883)	(502)	(79)	(32,380)	(37,415)	(4,724)	-
Adjustments to maintain reserves	(286,551)	67,371	17	(11)	19	30	(3)	-

Net equity transactions	(56,468,197)	(46,651,515)	5,952	-	(4,595)	(41,154)	79,697	-

Net change in contract owners’ equity	79,166,549	73,448,580	6,062	11	104,917	(38,422)	83,859	-
Contract owners’ equity at beginning of period	726,781,097	653,332,517	268	257	400,569	438,991	-	-

Contract owners’ equity at end of period	$805,947,646	726,781,097	6,330	268	505,486	400,569	83,859	-

CHANGE IN UNITS:
Beginning units	15,668,140	16,511,829	18	18	9,985	11,184	-	-
Units purchased	1,542,079	1,904,115	409	22	1,048	327	8,832	-
Units surrendered	(2,694,530)	(2,747,804)	(47)	(22)	(1,175)	(1,526)	(478)	-

Ending units	14,515,689	15,668,140	380	18	9,858	9,985	8,354	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALVSVA		ACVB		ACVCA		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,466	3,980	1,605	27,758	(10,090)	(8,532)	(2,544)	812
Realized gain (loss) on investments	25,235	(47,433)	126,548	51,544	611,464	23,792	4,710	10,601
Change in unrealized gain (loss) on investments	277,918	36,436	407,623	337,020	(512,887)	394,879	35,687	89,208
Reinvested capital gains	-	33,371	263,950	189,429	234,864	154,309	20,998	6,194

Net increase (decrease) in contract owners’ equity resulting from operations	307,619	26,354	799,726	605,751	323,351	564,448	58,851	106,815

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	27,255	25,562	87,553	96,858	16,099	7,527	3,001	3,352
Transfers between funds	176,434	(14,178)	(47,403)	65,308	(2,077,835)	(2,478)	621	222,516
Surrenders (notes 2, 3, 4, 5 and 6)	(84,949)	(76,019)	(512,165)	(771,539)	(26,592)	(173,164)	(12,474)	(39,902)
Adjustments to maintain reserves	16	25	172	15	(22,538)	6,522	(25,688)	4,982

Net equity transactions	118,756	(64,610)	(471,843)	(609,358)	(2,110,866)	(161,593)	(34,540)	190,948

Net change in contract owners’ equity	426,375	(38,256)	327,883	(3,607)	(1,787,515)	402,855	24,311	297,763
Contract owners’ equity at beginning of period	862,434	900,690	5,577,178	5,580,785	1,904,603	1,501,748	743,971	446,208

Contract owners’ equity at end of period	$1,288,809	862,434	5,905,061	5,577,178	117,088	1,904,603	768,282	743,971

CHANGE IN UNITS:
Beginning units	16,852	18,146	142,764	154,992	37,563	43,716	26,458	15,473
Units purchased	3,525	1,519	3,963	3,459	467	892	141	12,721
Units surrendered	(1,867)	(2,813)	(13,394)	(15,687)	(37,425)	(7,045)	(957)	(1,736)

Ending units	18,510	16,852	133,333	142,764	605	37,563	25,642	26,458

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVIP2		ACVMV1		ACVU1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$11,379	24,003	17,443	4,587	9,096	16,392	(1,869)	(7,857)
Realized gain (loss) on investments	13,869	4,626	4,689	13,874	28,801	(7,807)	5,488	362,998
Change in unrealized gain (loss) on investments	84,258	61,892	14,000	36,780	245,739	(42,420)	22,428	(122,288)
Reinvested capital gains	268,997	82,693	-	-	-	-	13,032	3,036

Net increase (decrease) in contract owners’ equity resulting from operations	378,503	173,214	36,132	55,241	283,636	(33,835)	39,079	235,889

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	47,895	57,710	30,702	32,262	70,765	29,228	-	102,194
Transfers between funds	8,859	(121,420)	183,983	(105,202)	(127,664)	(655,352)	(4,221)	(1,064,655)
Surrenders (notes 2, 3, 4, 5 and 6)	(176,979)	(192,015)	(50,066)	(69,149)	(252,131)	(129,006)	(2,288)	(106,326)
Adjustments to maintain reserves	43	(11)	(3)	30	(20)	16	(53)	26

Net equity transactions	(120,182)	(255,736)	164,616	(142,059)	(309,050)	(755,114)	(6,562)	(1,068,761)

Net change in contract owners’ equity	258,321	(82,522)	200,748	(86,818)	(25,414)	(788,949)	32,517	(832,872)
Contract owners’ equity at beginning of period	1,680,005	1,762,527	514,695	601,513	1,400,167	2,189,116	182,152	1,015,024

Contract owners’ equity at end of period	$1,938,326	1,680,005	715,443	514,695	1,374,753	1,400,167	214,669	182,152

CHANGE IN UNITS:
Beginning units	46,981	54,791	28,701	36,595	35,934	56,551	3,458	28,843
Units purchased	2,468	2,426	13,895	3,891	1,412	1,325	-	330
Units surrendered	(5,322)	(10,236)	(4,806)	(11,785)	(8,610)	(21,942)	(116)	(25,715)

Ending units	44,127	46,981	37,790	28,701	28,736	35,934	3,342	3,458

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	BRVHYI		MLVGA2		DCAP		DGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$28,325	27,753	5,192	11,151	335	16,050	651	4,704
Realized gain (loss) on investments	5,807	(14,570)	33,286	12,853	1,587,587	(33,322)	44,497	45,161
Change in unrealized gain (loss) on investments	(2,946)	4,203	(191,848)	203,246	(853,855)	635,787	269,274	186,924
Reinvested capital gains	1,689	-	267,604	90,746	532,329	375,018	129,681	110,769

Net increase (decrease) in contract owners’ equity resulting from operations	32,875	17,386	114,234	317,996	1,266,396	993,533	444,103	347,558

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,602	21,892	59,083	78,660	68,200	111,846	24,798	34,208
Transfers between funds	(42,223)	449,361	56,449	(173,254)	(6,199,232)	(101,766)	11,916	(4,278)
Surrenders (notes 2, 3, 4, 5 and 6)	(74,161)	(27,382)	(196,512)	(168,018)	(315,116)	(569,132)	(125,339)	(130,030)
Adjustments to maintain reserves	(432)	1,769	38	1	(269)	88	(9)	27

Net equity transactions	(111,214)	445,640	(80,942)	(262,611)	(6,446,417)	(558,964)	(88,634)	(100,073)

Net change in contract owners’ equity	(78,339)	463,026	33,292	55,385	(5,180,021)	434,569	355,469	247,485
Contract owners’ equity at beginning of period	675,478	212,452	1,927,227	1,871,842	5,180,021	4,745,452	1,797,969	1,550,484

Contract owners’ equity at end of period	$597,139	675,478	1,960,519	1,927,227	-	5,180,021	2,153,438	1,797,969

CHANGE IN UNITS:
Beginning units	55,269	18,555	79,733	93,183	97,929	110,653	35,089	37,988
Units purchased	2,438	39,371	7,211	5,314	1,989	4,356	2,672	2,537
Units surrendered	(11,089)	(2,657)	(10,355)	(18,764)	(99,918)	(17,080)	(4,351)	(5,436)

Ending units	46,618	55,269	76,589	79,733	-	97,929	33,410	35,089

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DSC		DSIF		DSRG		DVSCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,483)	329	384,906	508,737	24,355	46,035	3,756	10,267
Realized gain (loss) on investments	(2,210)	(42,475)	2,805,344	3,135,013	402,078	228,027	58,640	(40,966)
Change in unrealized gain (loss) on investments	50,106	80,819	8,286,194	1,188,425	1,802,934	1,480,604	451,784	89,130
Reinvested capital gains	-	-	2,502,517	2,896,009	235,490	99,081	34,142	112,458

Net increase (decrease) in contract owners’ equity resulting from operations	46,413	38,673	13,978,961	7,728,184	2,464,857	1,853,747	548,322	170,889

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	10,398	9,944	1,002,790	1,085,483	230,482	255,337	35,229	33,925
Transfers between funds	17,438	(56,050)	(259,632)	(730,935)	37,697	9,497	(216,305)	(87,819)
Surrenders (notes 2, 3, 4, 5 and 6)	(24,655)	(14,586)	(4,445,784)	(4,332,407)	(937,206)	(659,228)	(178,797)	(152,874)
Adjustments to maintain reserves	21	(23)	(24,960)	3,906	(1,123)	294	21	43

Net equity transactions	3,202	(60,715)	(3,727,586)	(3,973,953)	(670,150)	(394,100)	(359,852)	(206,725)

Net change in contract owners’ equity	49,615	(22,042)	10,251,375	3,754,231	1,794,707	1,459,647	188,470	(35,836)
Contract owners’ equity at beginning of period	291,482	313,524	52,100,959	48,346,728	9,667,229	8,207,582	2,199,155	2,234,991

Contract owners’ equity at end of period	$341,097	291,482	62,352,334	52,100,959	11,461,936	9,667,229	2,387,625	2,199,155

CHANGE IN UNITS:
Beginning units	8,427	10,752	548,003	606,380	123,939	125,019	48,520	54,408
Units purchased	1,659	545	23,977	22,962	9,104	13,464	1,647	1,845
Units surrendered	(1,633)	(2,870)	(62,690)	(81,339)	(16,498)	(14,544)	(8,118)	(7,733)

Ending units	8,453	8,427	509,290	548,003	116,545	123,939	42,049	48,520

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DWVSVS		DFVGMI		DFVIPS		DSGIBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$321	1,372	660	478	7,225	1,607	12,489	14,515
Realized gain (loss) on investments	5,470	(44,363)	183	4	20,985	1,946	(1,002)	(3,880)
Change in unrealized gain (loss) on investments	83,110	(6,792)	5,397	4,683	(17,429)	21,526	45,213	21,222
Reinvested capital gains	-	14,977	2,237	699	1,533	1,516	9,591	12,743

Net increase (decrease) in contract owners’ equity resulting from operations	88,901	(34,806)	8,477	5,864	12,314	26,595	66,291	44,600

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,944	1,815	891	28,232	1,396	1,969	4,716	4,059
Transfers between funds	63,733	(30,115)	-	(38)	377	19,922	(34,047)	34,293
Surrenders (notes 2, 3, 4, 5 and 6)	(25,500)	(30,462)	(1,169)	(1,081)	(109,609)	(2,484)	(6,271)	(8,254)
Adjustments to maintain reserves	(11)	9	3	(4)	(2)	2	6	3

Net equity transactions	40,166	(58,753)	(275)	27,109	(107,838)	19,409	(35,596)	30,101

Net change in contract owners’ equity	129,067	(93,559)	8,202	32,973	(95,524)	46,004	30,695	74,701
Contract owners’ equity at beginning of period	278,548	372,107	62,343	29,370	283,563	237,559	644,591	569,890

Contract owners’ equity at end of period	$407,615	278,548	70,545	62,343	188,039	283,563	675,286	644,591

CHANGE IN UNITS:
Beginning units	15,625	20,316	4,754	2,480	23,554	21,935	45,291	43,136
Units purchased	2,815	406	62	2,369	577	1,866	578	3,734
Units surrendered	(1,285)	(5,097)	(82)	(95)	(9,263)	(247)	(2,888)	(1,579)

Ending units	17,155	15,625	4,734	4,754	14,868	23,554	42,981	45,291

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FQB		FVU2		FAMP		FCS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$29,446	21,887	1,174	1,295	131,734	94,889	(6,594)	(2,726)
Realized gain (loss) on investments	6,231	(1,374)	2,156	(32)	260,010	279,354	22,225	10,195
Change in unrealized gain (loss) on investments	(86,419)	51,158	12,141	(681)	672,703	831,557	144,480	198,125
Reinvested capital gains	14,523	2,999	-	-	71,004	130,890	180,674	3,107

Net increase (decrease) in contract owners’ equity resulting from operations	(36,219)	74,670	15,471	582	1,135,451	1,336,690	340,785	208,701

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	18,040	19,406	4,067	4,321	306,007	317,746	91,809	94,380
Transfers between funds	5,220	736,813	1,518	9,918	1,838,082	(76,913)	260,785	753,100
Surrenders (notes 2, 3, 4, 5 and 6)	(126,167)	(93,114)	(1,122)	1,310	(1,080,630)	(957,984)	(33,235)	(11,324)
Adjustments to maintain reserves	(28)	29	1	3	(6,485)	846	13	19

Net equity transactions	(102,935)	663,134	4,464	15,552	1,056,974	(716,305)	319,372	836,175

Net change in contract owners’ equity	(139,154)	737,804	19,935	16,134	2,192,425	620,385	660,157	1,044,876
Contract owners’ equity at beginning of period	1,768,411	1,030,607	80,927	64,793	10,841,616	10,221,231	1,071,307	26,431

Contract owners’ equity at end of period	$1,629,257	1,768,411	100,862	80,927	13,034,041	10,841,616	1,731,464	1,071,307

CHANGE IN UNITS:
Beginning units	86,638	52,411	7,410	5,959	186,706	209,936	74,520	2,386
Units purchased	2,473	41,282	1,709	1,805	92,062	9,548	22,572	73,393
Units surrendered	(7,572)	(7,055)	(1,287)	(354)	(27,156)	(32,778)	(2,308)	(1,259)

Ending units	81,539	86,638	7,832	7,410	251,612	186,706	94,784	74,520

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEIP		FEMS		FF10S		FF20S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$580,506	449,806	6,172	931	2,245	3,010	5,348	6,753
Realized gain (loss) on investments	1,462,124	915,291	21,351	(4,873)	16,229	4,298	14,213	29,138
Change in unrealized gain (loss) on investments	2,340,684	(988,212)	(84,814)	41,966	(11,492)	22,593	18,452	39,635
Reinvested capital gains	4,659,578	1,607,548	43,398	24,052	14,104	17,583	60,831	64,484

Net increase (decrease) in contract owners’ equity resulting from operations	9,042,892	1,984,433	(13,893)	62,076	21,086	47,484	98,844	140,010

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,092,827	991,483	13,306	14,462	71,418	4,145	35,825	33,644
Transfers between funds	(65,317)	(3,294)	91,753	66,498	(7,832)	25,401	9,306	(8,293)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,740,874)	(3,066,586)	(20,126)	(18,345)	(87,752)	(26,876)	(105,769)	(179,537)
Adjustments to maintain reserves	(39,742)	2,233	10	2	(9)	8	8	2

Net equity transactions	(3,753,106)	(2,076,164)	84,943	62,617	(24,175)	2,678	(60,630)	(154,184)

Net change in contract owners’ equity	5,289,786	(91,731)	71,050	124,693	(3,089)	50,162	38,214	(14,174)
Contract owners’ equity at beginning of period	38,760,705	38,852,436	327,548	202,855	460,195	410,033	1,124,341	1,138,515

Contract owners’ equity at end of period	$44,050,491	38,760,705	398,598	327,548	457,106	460,195	1,162,555	1,124,341

CHANGE IN UNITS:
Beginning units	360,367	390,019	23,496	18,993	18,901	18,832	41,470	47,862
Units purchased	21,362	18,072	6,951	5,479	3,346	1,439	3,580	2,893
Units surrendered	(65,306)	(47,724)	(1,040)	(976)	(4,444)	(1,370)	(5,702)	(9,285)

Ending units	316,423	360,367	29,407	23,496	17,803	18,901	39,348	41,470

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FF30S		FGP		FHIP		FIGBS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$12,590	8,350	(562,759)	(401,883)	353,042	318,524	39,480	44,734
Realized gain (loss) on investments	18,560	40,967	7,020,926	7,698,872	(39,474)	(70,306)	17,673	38,732
Change in unrealized gain (loss) on investments	69,851	87,285	(6,870,865)	16,820,572	(33,184)	(109,612)	(161,431)	131,005
Reinvested capital gains	74,397	65,638	22,736,151	8,205,517	-	-	71,530	869

Net increase (decrease) in contract owners’ equity resulting from operations	175,398	202,240	22,323,453	32,323,078	280,384	138,606	(32,748)	215,340

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	42,261	104,154	1,685,790	1,944,440	245,952	269,698	37,834	36,753
Transfers between funds	561,229	(20,364)	(608,466)	(2,788,533)	100,935	(20,601)	25,941	537,383
Surrenders (notes 2, 3, 4, 5 and 6)	(51,503)	(75,227)	(10,214,994)	(8,268,736)	(647,017)	(661,337)	(181,482)	(265,779)
Adjustments to maintain reserves	6	33	(46,641)	13,013	(6,635)	78	(17)	3

Net equity transactions	551,993	8,596	(9,184,311)	(9,099,816)	(306,765)	(412,162)	(117,724)	308,360

Net change in contract owners’ equity	727,391	210,836	13,139,142	23,223,262	(26,381)	(273,556)	(150,472)	523,700
Contract owners’ equity at beginning of period	1,514,647	1,303,811	102,416,203	79,192,941	7,322,290	7,595,846	2,732,831	2,209,131

Contract owners’ equity at end of period	$2,242,038	1,514,647	115,555,345	102,416,203	7,295,909	7,322,290	2,582,359	2,732,831

CHANGE IN UNITS:
Beginning units	49,877	49,805	542,351	691,597	132,097	141,469	137,001	120,310
Units purchased	20,771	6,347	21,236	21,626	12,380	9,300	9,564	30,172
Units surrendered	(4,724)	(6,275)	(75,199)	(170,872)	(17,770)	(18,672)	(15,701)	(13,481)

Ending units	65,924	49,877	488,388	542,351	126,707	132,097	130,864	137,001

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FMCS		FNRS2		FOP		FOS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,493	3,209	18,269	13,619	4,633	(243)	(4,250)	(6,787)
Realized gain (loss) on investments	113,081	(65,023)	(126,095)	(105,437)	204,680	45,559	146,570	33,556
Change in unrealized gain (loss) on investments	299,136	944,308	487,812	(244,154)	276,609	552,202	379,398	563,572
Reinvested capital gains	1,115,101	-	-	-	361,967	19,172	392,239	18,313

Net increase (decrease) in contract owners’ equity resulting from operations	1,528,811	882,494	379,986	(335,972)	847,889	616,690	913,957	608,654

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	145,267	152,447	65,669	71,765	5,225	3,437	297,002	214,016
Transfers between funds	(69,105)	(14,316)	235,694	15,490	(64,591)	(31,946)	(45,822)	217,465
Surrenders (notes 2, 3, 4, 5 and 6)	(499,552)	(666,767)	(148,994)	(95,390)	(555,346)	(303,083)	(508,455)	(455,277)
Adjustments to maintain reserves	62	10	18	1	(5,193)	860	30	32

Net equity transactions	(423,328)	(528,626)	152,387	(8,134)	(619,905)	(330,732)	(257,245)	(23,764)

Net change in contract owners’ equity	1,105,483	353,868	532,373	(344,106)	227,984	285,958	656,712	584,890
Contract owners’ equity at beginning of period	6,255,516	5,901,648	675,050	1,019,156	4,748,629	4,462,671	4,878,974	4,294,084

Contract owners’ equity at end of period	$7,360,999	6,255,516	1,207,423	675,050	4,976,613	4,748,629	5,535,686	4,878,974

CHANGE IN UNITS:
Beginning units	94,515	104,795	64,509	65,125	105,502	113,238	343,121	347,031
Units purchased	3,955	5,113	26,917	11,808	1,650	951	37,221	48,090
Units surrendered	(9,524)	(15,393)	(16,660)	(12,424)	(16,979)	(8,687)	(53,212)	(52,000)

Ending units	88,946	94,515	74,766	64,509	90,173	105,502	327,130	343,121

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FRESS		FVSS		FTVDM2		FTVFA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$347	995	9,911	4,102	2,200	16,597	2,510	1,734
Realized gain (loss) on investments	5,879	(9,752)	35,175	(25,092)	14,252	74,416	(5,430)	(16,843)
Change in unrealized gain (loss) on investments	16,188	2,009	139,855	60,640	(60,879)	(30,212)	25,114	(15,005)
Reinvested capital gains	439	1,673	99,141	33,124	11,310	11,854	-	49,111

Net increase (decrease) in contract owners’ equity resulting from operations	22,853	(5,075)	284,082	72,774	(33,117)	72,655	22,194	18,997

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,219	6,625	56,331	70,616	14,955	17,497	10,531	10,368
Transfers between funds	9,532	12,827	270,808	51,363	(1,739)	308,488	(5,477)	14,431
Surrenders (notes 2, 3, 4, 5 and 6)	(13,495)	(2,508)	(181,403)	(59,573)	(26,030)	(552,984)	(12,705)	(47,841)
Adjustments to maintain reserves	(3)	(3)	2	(41)	(5)	(2)	(1)	(6)

Net equity transactions	253	16,941	145,738	62,365	(12,819)	(227,001)	(7,652)	(23,048)

Net change in contract owners’ equity	23,106	11,866	429,820	135,139	(45,936)	(154,346)	14,542	(4,051)
Contract owners’ equity at beginning of period	69,169	57,303	823,207	688,068	560,461	714,807	207,223	211,274

Contract owners’ equity at end of period	$92,275	69,169	1,253,027	823,207	514,525	560,461	221,765	207,223

CHANGE IN UNITS:
Beginning units	6,354	4,895	22,769	20,422	37,053	55,113	11,163	12,621
Units purchased	1,559	2,461	7,663	4,949	2,894	2,514	1,252	1,441
Units surrendered	(1,770)	(1,002)	(4,302)	(2,602)	(3,690)	(20,574)	(1,685)	(2,899)

Ending units	6,143	6,354	26,130	22,769	36,257	37,053	10,730	11,163

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FTVGI2		FTVIS2		FTVRDI		FTVSVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(5,275)	97,681	54,694	66,702	31,045	40,167	18,719	24,016
Realized gain (loss) on investments	(22,467)	(120,897)	(2,072)	(27,135)	1,454,868	(33,757)	(49,607)	(165,394)
Change in unrealized gain (loss) on investments	(37,163)	(51,411)	143,375	(47,565)	(571,422)	366,699	549,205	108,768
Reinvested capital gains	-	-	-	1,030	152,518	201,919	72,463	120,265

Net increase (decrease) in contract owners’ equity resulting from operations	(64,905)	(74,627)	195,997	(6,968)	1,067,009	575,028	590,780	87,655

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,003	40,498	53,183	56,635	106,015	75,317	42,027	40,134
Transfers between funds	43,452	(18,972)	(33,301)	(40,741)	(4,695,643)	(160,718)	125,194	60,777
Surrenders (notes 2, 3, 4, 5 and 6)	(54,455)	(559,277)	(104,545)	(131,631)	(472,902)	(458,703)	(113,047)	(149,770)
Adjustments to maintain reserves	(1)	4	(1)	15	36	41	16	5

Net equity transactions	19,999	(537,747)	(84,664)	(115,722)	(5,062,494)	(544,063)	54,190	(48,854)

Net change in contract owners’ equity	(44,906)	(612,374)	111,333	(122,690)	(3,995,485)	30,965	644,970	38,801
Contract owners’ equity at beginning of period	1,162,446	1,774,820	1,251,363	1,374,053	4,414,007	4,383,042	2,373,580	2,334,779

Contract owners’ equity at end of period	$1,117,540	1,162,446	1,362,696	1,251,363	418,522	4,414,007	3,018,550	2,373,580

CHANGE IN UNITS:
Beginning units	120,198	173,186	60,300	66,232	86,192	98,970	45,146	46,596
Units purchased	10,818	7,703	3,952	3,828	1,857	2,574	4,019	3,406
Units surrendered	(8,885)	(60,691)	(7,788)	(9,760)	(82,130)	(15,352)	(3,295)	(4,856)

Ending units	122,131	120,198	56,464	60,300	5,919	86,192	45,870	45,146

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TIF		TIF2		GVGMNS		GVMSAS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$675	1,136	7,070	13,223	(224)	(116)	62	102
Realized gain (loss) on investments	192	(67)	(4,281)	(20,770)	1,334	56	829	5
Change in unrealized gain (loss) on investments	784	(1,872)	17,452	(7,059)	758	872	(672)	572
Reinvested capital gains	-	-	-	-	4,623	598	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,651	(803)	20,241	(14,606)	6,491	1,410	219	679

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	13,832	13,900	254	766	118	-
Transfers between funds	-	-	(53,363)	(189,875)	20,324	-	127	6,197
Surrenders (notes 2, 3, 4, 5 and 6)	(1,156)	(1,309)	(17,844)	(47,789)	(10,399)	(2,180)	(158)	(83)
Adjustments to maintain reserves	8	(19)	(7)	19	(6)	6	(2)	3

Net equity transactions	(1,148)	(1,328)	(57,382)	(223,745)	10,173	(1,408)	85	6,117

Net change in contract owners’ equity	503	(2,131)	(37,141)	(238,351)	16,664	2	304	6,796
Contract owners’ equity at beginning of period	40,880	43,011	515,859	754,210	42,549	42,547	6,796	-

Contract owners’ equity at end of period	$41,383	40,880	478,718	515,859	59,213	42,549	7,100	6,796

CHANGE IN UNITS:
Beginning units	1,555	1,613	55,282	79,633	2,962	3,068	625	-
Units purchased	-	-	2,627	3,701	1,257	58	15	633
Units surrendered	(42)	(58)	(8,486)	(28,052)	(673)	(164)	(14)	(8)

Ending units	1,513	1,555	49,423	55,282	3,546	2,962	626	625

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVARS		ACEG		AVMCCI		IVBRA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(377)	600	(1,573)	(950)	(32)	80	10,009	24,494
Realized gain (loss) on investments	1,344	610	49,523	(85)	(14)	(1,605)	(128)	(3,436)
Change in unrealized gain (loss) on investments	1,400	2,591	(44,204)	84,033	7,710	1,927	10,168	(6,589)
Reinvested capital gains	1,861	-	41,286	23,140	-	5,568	11,834	16,861

Net increase (decrease) in contract owners’ equity resulting from operations	4,228	3,801	45,032	106,138	7,664	5,970	31,883	31,330

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,052	797	4,245	2,202	1,316	20,272	22,807	208,589
Transfers between funds	12,933	(9,174)	(155,203)	98,217	(14)	5,626	-	(5,439)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,993)	(2,024)	(23,150)	(13,014)	(522)	(406)	(29,533)	(206,505)
Adjustments to maintain reserves	-	6	(11)	40	9	8	2	3

Net equity transactions	11,992	(10,395)	(174,119)	87,445	789	25,500	(6,724)	(3,352)

Net change in contract owners’ equity	16,220	(6,594)	(129,087)	193,583	8,453	31,470	25,159	27,978
Contract owners’ equity at beginning of period	64,352	70,946	437,403	243,820	33,786	2,316	358,140	330,162

Contract owners’ equity at end of period	$80,572	64,352	308,316	437,403	42,239	33,786	383,299	358,140

CHANGE IN UNITS:
Beginning units	5,688	6,699	11,929	9,418	1,724	130	25,632	25,929
Units purchased	1,777	76	248	3,331	58	1,639	1,978	3,548
Units surrendered	(845)	(1,087)	(4,671)	(820)	(25)	(45)	(2,446)	(3,845)

Ending units	6,620	5,688	7,506	11,929	1,757	1,724	25,164	25,632

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVMV		OVAG		OVB		OVGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	(17,855)	(9,446)	54,726	77,072	3,629	9,841
Realized gain (loss) on investments	127	-	222,330	9,104	9,422	207,142	266,517	(33,751)
Change in unrealized gain (loss) on investments	-	-	(5,515)	572,316	(285,919)	(21,928)	(63,894)	(835)
Reinvested capital gains	-	-	282,362	115,284	137,697	-	64,472	95,136

Net increase (decrease) in contract owners’ equity resulting from operations	127	-	481,322	687,258	(84,074)	262,286	270,724	70,391

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	36,035	36,649	132,280	121,335	9,933	13,604
Transfers between funds	-	-	16,259	816,824	71,751	795,656	(1,145,859)	(68,854)
Surrenders (notes 2, 3, 4, 5 and 6)	(127)	-	(276,178)	(127,733)	(320,276)	(361,133)	(166,389)	(222,967)
Adjustments to maintain reserves	-	-	3	22	(5,644)	(236)	(43)	25

Net equity transactions	(127)	-	(223,881)	725,762	(121,889)	555,622	(1,302,358)	(278,192)

Net change in contract owners’ equity	-	-	257,441	1,413,020	(205,963)	817,908	(1,031,634)	(207,801)
Contract owners’ equity at beginning of period	-	-	2,837,052	1,424,032	3,792,250	2,974,342	1,031,634	1,239,435

Contract owners’ equity at end of period	$-	-	3,094,493	2,837,052	3,586,287	3,792,250	-	1,031,634

CHANGE IN UNITS:
Beginning units	-	-	122,828	85,026	160,414	117,060	33,220	45,429
Units purchased	-	-	4,650	46,109	12,219	60,550	1,194	1,230
Units surrendered	-	-	(14,502)	(8,307)	(17,242)	(17,196)	(34,414)	(13,439)

Ending units	-	-	112,976	122,828	155,391	160,414	-	33,220

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVGS		OVIG		OVMS		OVSB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(136,328)	41,360	(1,738)	824	53,245	81,416	7,585	8,816
Realized gain (loss) on investments	742,904	130,740	30,667	(3,305)	91,003	17,894	(250)	(2,923)
Change in unrealized gain (loss) on investments	1,758,946	4,586,403	(19,649)	46,864	109,131	471,957	(14,216)	(3,306)
Reinvested capital gains	1,393,607	785,033	24,521	2,949	278,281	120,217	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,759,129	5,543,536	33,801	47,332	531,660	691,484	(6,881)	2,587

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	407,291	430,765	3,128	2,367	177,366	179,643	7,194	6,755
Transfers between funds	(482,524)	(223,270)	(3,336)	102,053	11,868	(16,909)	10,324	(14,239)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,299,238)	(2,060,870)	(50,896)	(13,719)	(719,059)	(420,156)	(7,815)	(8,275)
Adjustments to maintain reserves	(51,460)	10,737	9	9	(5,826)	739	4	(7)

Net equity transactions	(2,425,931)	(1,842,638)	(51,095)	90,710	(535,651)	(256,683)	9,707	(15,766)

Net change in contract owners’ equity	1,333,198	3,700,898	(17,294)	138,042	(3,991)	434,801	2,826	(13,179)
Contract owners’ equity at beginning of period	25,860,518	22,159,620	349,834	211,792	5,501,163	5,066,362	173,421	186,600

Contract owners’ equity at end of period	$27,193,716	25,860,518	332,540	349,834	5,497,172	5,501,163	176,247	173,421

CHANGE IN UNITS:
Beginning units	218,105	236,817	24,708	18,080	108,134	114,742	14,219	15,689
Units purchased	7,551	7,778	1,362	7,198	7,171	7,841	1,803	880
Units surrendered	(26,102)	(26,490)	(4,671)	(570)	(19,178)	(14,449)	(996)	(2,350)

Ending units	199,554	218,105	21,399	24,708	96,127	108,134	15,026	14,219

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	OVSC		WRASP		WRHIP		WRMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,480)	946	11,491	14,322	29,262	37,198	(5,675)	(3,531)
Realized gain (loss) on investments	22,928	(11,652)	7,544	(53,433)	(1,730)	(13,650)	70,990	(4,439)
Change in unrealized gain (loss) on investments	128,926	131,022	(29,695)	149,620	298	(3,512)	(30,143)	263,533
Reinvested capital gains	73,833	12,212	111,569	16,096	-	-	128,011	42,801

Net increase (decrease) in contract owners’ equity resulting from operations	224,207	132,528	100,909	126,605	27,830	20,036	163,183	298,364

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,693	21,043	37,123	40,767	8,592	8,817	24,384	83,462
Transfers between funds	18,786	(127,877)	(18,983)	(265,461)	4,769	87,120	56,013	132,219
Surrenders (notes 2, 3, 4, 5 and 6)	(58,101)	(64,611)	(64,765)	(81,677)	(36,672)	(99,591)	(159,800)	(40,121)
Adjustments to maintain reserves	62	9	21	(11)	(3)	10	(7)	8

Net equity transactions	(18,560)	(171,436)	(46,604)	(306,382)	(23,314)	(3,644)	(79,410)	175,568

Net change in contract owners’ equity	205,647	(38,908)	54,305	(179,777)	4,516	16,392	83,773	473,932
Contract owners’ equity at beginning of period	1,009,832	1,048,740	1,056,409	1,236,186	498,059	481,667	1,000,340	526,408

Contract owners’ equity at end of period	$1,215,479	1,009,832	1,110,714	1,056,409	502,575	498,059	1,084,113	1,000,340

CHANGE IN UNITS:
Beginning units	16,144	20,008	47,675	63,120	31,725	32,369	28,209	22,022
Units purchased	1,485	670	2,870	3,031	2,065	8,664	3,064	7,803
Units surrendered	(1,738)	(4,534)	(4,954)	(18,476)	(3,467)	(9,308)	(4,879)	(1,616)

Ending units	15,891	16,144	45,591	47,675	30,323	31,725	26,394	28,209

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JABS		JACAS		JAEI		JAGTS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,498	20,703	(32,318)	(16,234)	(644)	(1,406)	(25,351)	(24,112)
Realized gain (loss) on investments	139,143	60,459	359,672	143,771	21,373	6,162	679,577	702,007
Change in unrealized gain (loss) on investments	195,339	142,879	155,742	1,156,427	3,391	32,484	(504,176)	1,041,538
Reinvested capital gains	16,607	28,487	842,388	398,602	28,353	21,655	871,492	490,381

Net increase (decrease) in contract owners’ equity resulting from operations	355,587	252,528	1,325,484	1,682,566	52,473	58,895	1,021,542	2,209,814

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	35,304	97,385	128,355	222,084	5,553	6,030	65,106	270,600
Transfers between funds	103,418	311,839	(184,897)	141,807	(32,135)	(17,884)	(72,325)	220,068
Surrenders (notes 2, 3, 4, 5 and 6)	(116,048)	(243,016)	(547,435)	(675,255)	(51,134)	(8,729)	(604,556)	(1,703,306)
Adjustments to maintain reserves	(2)	37	74	(17)	1	18	9	46

Net equity transactions	22,672	166,245	(603,903)	(311,381)	(77,715)	(20,565)	(611,766)	(1,212,592)

Net change in contract owners’ equity	378,259	418,773	721,581	1,371,185	(25,242)	38,330	409,776	997,222
Contract owners’ equity at beginning of period	2,288,378	1,869,605	6,282,469	4,911,284	360,997	322,667	6,229,070	5,231,848

Contract owners’ equity at end of period	$2,666,637	2,288,378	7,004,050	6,282,469	335,755	360,997	6,638,846	6,229,070

CHANGE IN UNITS:
Beginning units	53,935	50,033	136,791	148,037	19,633	20,863	189,428	237,118
Units purchased	7,106	11,744	6,083	8,731	324	2,178	10,175	13,889
Units surrendered	(6,720)	(7,842)	(17,799)	(19,977)	(4,251)	(3,408)	(26,959)	(61,579)

Ending units	54,321	53,935	125,075	136,791	15,706	19,633	172,644	189,428

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAIGS		LOVTRC		MNDIC		MV2IGI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$15,100	15,867	2,426	3,078	(4,094)	(2,491)	(106)	479
Realized gain (loss) on investments	38,547	(40,106)	34	198	50,499	354	4,470	21,037
Change in unrealized gain (loss) on investments	289,484	381,337	(4,900)	4,770	(151,916)	163,320	35,073	(19,332)
Reinvested capital gains	-	-	1,178	3,134	121,295	45,046	53,038	32,671

Net increase (decrease) in contract owners’ equity resulting from operations	343,131	357,098	(1,262)	11,180	15,784	206,229	92,475	34,855

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	82,821	86,214	4,075	912	71,157	85,235	4,438	7,420
Transfers between funds	68,441	(29,544)	39,163	(1,217)	(37,851)	189,075	(6,052)	(26,611)
Surrenders (notes 2, 3, 4, 5 and 6)	(191,142)	(155,524)	(7,330)	(9,122)	(128,548)	(29,838)	(6,425)	(95,771)
Adjustments to maintain reserves	9	17	17	1	(8)	18	(23)	1

Net equity transactions	(39,871)	(98,837)	35,925	(9,426)	(95,250)	244,490	(8,062)	(114,961)

Net change in contract owners’ equity	303,260	258,261	34,663	1,754	(79,466)	450,719	84,413	(80,106)
Contract owners’ equity at beginning of period	2,718,641	2,460,380	170,790	169,036	798,296	347,577	364,983	445,089

Contract owners’ equity at end of period	$3,021,901	2,718,641	205,453	170,790	718,830	798,296	449,396	364,983

CHANGE IN UNITS:
Beginning units	147,441	154,193	14,523	15,363	22,300	14,108	15,971	23,834
Units purchased	19,241	9,648	3,712	81	1,903	9,384	541	547
Units surrendered	(21,701)	(16,400)	(634)	(921)	(4,399)	(1,192)	(860)	(8,410)

Ending units	144,981	147,441	17,601	14,523	19,804	22,300	15,652	15,971

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MV3MVI		MVFIC		MVIGIC		MSEM
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$527	-	31,013	34,636	64	1,217	24,122	21,554
Realized gain (loss) on investments	134	-	109,305	(42,568)	2,712	(5,804)	(2,780)	(19,669)
Change in unrealized gain (loss) on investments	12,390	-	562,539	(103,804)	4,791	25,167	(34,295)	7,131
Reinvested capital gains	776	-	78,956	137,131	10,069	1,687	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,827	-	781,813	25,395	17,636	22,267	(12,953)	9,016

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	41,602	-	38,486	45,992	3,297	-	18,684	18,445
Transfers between funds	135,096	-	(95,940)	(198,528)	83,645	127,909	4,890	(2,749)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,318)	-	(304,294)	(250,433)	(7,164)	(1,263)	(50,625)	(78,573)
Adjustments to maintain reserves	(6)	-	42	2	5	1	4	31

Net equity transactions	175,374	-	(361,706)	(402,967)	79,783	126,647	(27,047)	(62,846)

Net change in contract owners’ equity	189,201	-	420,107	(377,572)	97,419	148,914	(40,000)	(53,830)
Contract owners’ equity at beginning of period	-	-	3,285,059	3,662,631	148,914	-	538,174	592,004

Contract owners’ equity at end of period	$189,201	-	3,705,166	3,285,059	246,333	148,914	498,174	538,174

CHANGE IN UNITS:
Beginning units	-	-	69,661	79,839	11,825	-	13,742	15,880
Units purchased	10,651	-	1,778	2,494	6,762	11,967	1,305	835
Units surrendered	(78)	-	(8,610)	(12,672)	(595)	(142)	(2,033)	(2,973)

Ending units	10,573	-	62,829	69,661	17,992	11,825	13,014	13,742

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	MSVFI		MSVRE		DTRTFB		EIF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$20,598	13,068	10,299	14,372	920	227	10,646	11,984
Realized gain (loss) on investments	222	9,446	(503)	802	16	39	19,792	12,898
Change in unrealized gain (loss) on investments	(63,751)	(884)	207,752	(180,793)	(1,350)	149	166,994	(45,186)
Reinvested capital gains	38,614	5,743	-	17,742	147	-	13,214	42,631

Net increase (decrease) in contract owners’ equity resulting from operations	(4,317)	27,373	217,548	(147,877)	(267)	415	210,646	22,327

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,664	7,616	11,660	11,557	1,136	338	15,760	13,294
Transfers between funds	29,799	266,049	(2,241)	(40,794)	38,540	(996)	123,714	(1,813)
Surrenders (notes 2, 3, 4, 5 and 6)	(11,527)	(18,056)	(147,586)	(34,433)	(507)	(353)	(52,184)	(95,827)
Adjustments to maintain reserves	11	9	(552)	(76)	4	(1)	26	27

Net equity transactions	24,947	255,618	(138,719)	(63,746)	39,173	(1,012)	87,316	(84,319)

Net change in contract owners’ equity	20,630	282,991	78,829	(211,623)	38,906	(597)	297,962	(61,992)
Contract owners’ equity at beginning of period	579,360	296,369	671,125	882,748	12,933	13,530	1,073,336	1,135,328

Contract owners’ equity at end of period	$599,990	579,360	749,954	671,125	51,839	12,933	1,371,298	1,073,336

CHANGE IN UNITS:
Beginning units	29,587	16,136	12,611	13,946	1,164	1,257	26,048	28,410
Units purchased	2,751	15,691	110	245	3,592	31	3,237	616
Units surrendered	(1,452)	(2,240)	(3,284)	(1,580)	(46)	(124)	(1,669)	(2,978)

Ending units	30,886	29,587	9,437	12,611	4,710	1,164	27,616	26,048

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GBF		GEM		GIG		GVAAA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$50,788	75,363	6,700	17,433	78,507	23,072	26,333	40,154
Realized gain (loss) on investments	(44,067)	(9,192)	31,984	8,415	54,747	(32,664)	51,065	6,607
Change in unrealized gain (loss) on investments	(125,841)	196,771	(143,990)	97,352	290,831	232,074	479,310	79,399
Reinvested capital gains	-	-	-	-	-	-	26,423	310,839

Net increase (decrease) in contract owners’ equity resulting from operations	(119,120)	262,942	(105,306)	123,200	424,085	222,482	583,131	436,999

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	171,936	192,146	36,500	42,231	91,942	89,377	73,066	74,819
Transfers between funds	40,178	113,313	9,150	(182,341)	76,515	(238,247)	(55,565)	(79,158)
Surrenders (notes 2, 3, 4, 5 and 6)	(549,358)	(600,221)	(85,196)	(88,053)	(323,271)	(186,755)	(307,251)	(361,420)
Adjustments to maintain reserves	(3,248)	157	(40)	31	(10)	22	19	(29)

Net equity transactions	(340,492)	(294,605)	(39,586)	(228,132)	(154,824)	(335,603)	(289,731)	(365,788)

Net change in contract owners’ equity	(459,612)	(31,663)	(144,892)	(104,932)	269,261	(113,121)	293,400	71,211
Contract owners’ equity at beginning of period	4,754,605	4,786,268	1,408,030	1,512,962	3,511,530	3,624,651	4,230,284	4,159,073

Contract owners’ equity at end of period	$4,294,993	4,754,605	1,263,138	1,408,030	3,780,791	3,511,530	4,523,684	4,230,284

CHANGE IN UNITS:
Beginning units	124,840	133,508	41,039	49,822	170,262	188,940	168,891	185,066
Units purchased	10,878	14,551	3,117	3,612	13,419	9,633	6,392	7,910
Units surrendered	(22,279)	(23,219)	(4,377)	(12,395)	(20,410)	(28,311)	(17,052)	(24,085)

Ending units	113,439	124,840	39,779	41,039	163,271	170,262	158,231	168,891

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$5,656	5,948	(13,885)	3,216	5,086	8,706	(18,674)	5,901
Realized gain (loss) on investments	4,678	5,977	117,263	15,330	9,357	(7,073)	230,631	123,828
Change in unrealized gain (loss) on investments	(17,396)	18,710	223,661	416,326	160,830	16,835	471,467	790,138
Reinvested capital gains	2,145	257	76,342	142,347	16,580	76,858	64,213	248,731

Net increase (decrease) in contract owners’ equity resulting from operations	(4,917)	30,892	403,381	577,219	191,853	95,326	747,637	1,168,598

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,692	7,321	100,724	70,678	14,571	9,713	100,334	38,751
Transfers between funds	35,444	(72,181)	6,419	(25,072)	(2,330)	8,482	142,574	(87,232)
Surrenders (notes 2, 3, 4, 5 and 6)	(72,512)	(24,155)	(276,864)	(101,608)	(85,059)	(30,815)	(353,167)	(144,158)
Adjustments to maintain reserves	17	(17)	6	35	(7)	22	41	11

Net equity transactions	(29,359)	(89,032)	(169,715)	(55,967)	(72,825)	(12,598)	(110,218)	(192,628)

Net change in contract owners’ equity	(34,276)	(58,140)	233,666	521,252	119,028	82,728	637,419	975,970
Contract owners’ equity at beginning of period	394,742	452,882	2,677,922	2,156,670	864,323	781,595	3,680,981	2,705,011

Contract owners’ equity at end of period	$360,466	394,742	2,911,588	2,677,922	983,351	864,323	4,318,400	3,680,981

CHANGE IN UNITS:
Beginning units	25,959	32,339	74,600	77,750	32,579	33,175	81,590	90,459
Units purchased	3,609	3,269	4,981	3,338	1,010	1,848	7,184	2,289
Units surrendered	(5,580)	(9,649)	(9,424)	(6,488)	(3,486)	(2,444)	(9,754)	(11,158)

Ending units	23,988	25,959	70,157	74,600	30,103	32,579	79,020	81,590

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMA		GVDMC		GVEX1		GVIDA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(19,503)	(13,373)	(2,464)	(3,049)	105,579	62,128	(9,999)	(6,301)
Realized gain (loss) on investments	154,134	147,177	4,818	(7,832)	242,066	153,468	27,199	(5,206)
Change in unrealized gain (loss) on investments	503,088	150,827	28,012	34,724	1,108,443	445,938	269,276	124,299
Reinvested capital gains	90,212	309,292	4,840	16,782	46,192	90,318	40,360	128,476

Net increase (decrease) in contract owners’ equity resulting from operations	727,931	593,923	35,206	40,625	1,502,280	751,852	326,836	241,268

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	147,769	128,505	23,998	28,436	158,945	133,255	58,163	60,956
Transfers between funds	(28,805)	38,646	(14,181)	(77,503)	520,776	459,499	23,649	(10,628)
Surrenders (notes 2, 3, 4, 5 and 6)	(466,735)	(552,198)	(134,412)	(61,977)	(214,370)	(147,590)	(209,793)	(90,152)
Adjustments to maintain reserves	19	59	16	30	7	23	7	12

Net equity transactions	(347,752)	(384,988)	(124,579)	(111,014)	465,358	445,187	(127,974)	(39,812)

Net change in contract owners’ equity	380,179	208,935	(89,373)	(70,389)	1,967,638	1,197,039	198,862	201,456
Contract owners’ equity at beginning of period	5,659,980	5,451,045	613,214	683,603	5,055,237	3,858,198	2,233,098	2,031,642

Contract owners’ equity at end of period	$6,040,159	5,659,980	523,841	613,214	7,022,875	5,055,237	2,431,960	2,233,098

CHANGE IN UNITS:
Beginning units	177,165	191,041	26,517	32,117	194,819	173,247	66,189	67,619
Units purchased	10,109	12,949	1,567	2,063	30,482	32,764	4,535	2,932
Units surrendered	(20,345)	(26,825)	(6,478)	(7,663)	(8,747)	(11,192)	(8,044)	(4,362)

Ending units	166,929	177,165	21,606	26,517	216,554	194,819	62,680	66,189

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDC		GVIDM		GVIX2		HIBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(570)	(1,183)	(5,650)	(7,707)	18,516	12,215	36,920	53,915
Realized gain (loss) on investments	1,005	2,735	31,081	7,912	8,446	(675)	13,874	(12,846)
Change in unrealized gain (loss) on investments	3,253	11,600	215,938	89,520	52,450	17,150	(2,216)	14,779
Reinvested capital gains	1,405	2,466	32,445	162,045	-	18,614	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,093	15,618	273,814	251,770	79,412	47,304	48,578	55,848

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	11,466	15,237	48,804	108,148	14,590	14,866	27,328	23,357
Transfers between funds	(257)	17,630	(31,927)	(167,102)	(14,195)	534,625	(277,006)	262,092
Surrenders (notes 2, 3, 4, 5 and 6)	(18,779)	(82,375)	(423,340)	(387,127)	(24,347)	(28,919)	(78,132)	(91,859)
Adjustments to maintain reserves	(19)	14	50	22	10	1	(10)	3

Net equity transactions	(7,589)	(49,494)	(406,413)	(446,059)	(23,942)	520,573	(327,820)	193,593

Net change in contract owners’ equity	(2,496)	(33,876)	(132,599)	(194,289)	55,470	567,877	(279,242)	249,441
Contract owners’ equity at beginning of period	212,406	246,282	2,948,078	3,142,367	778,140	210,263	1,132,876	883,435

Contract owners’ equity at end of period	$209,910	212,406	2,815,479	2,948,078	833,610	778,140	853,634	1,132,876

CHANGE IN UNITS:
Beginning units	10,931	13,757	104,838	122,723	61,991	17,891	39,381	32,250
Units purchased	663	1,890	4,592	7,322	1,284	46,956	1,360	12,501
Units surrendered	(1,041)	(4,716)	(18,750)	(25,207)	(2,891)	(2,856)	(12,446)	(5,370)

Ending units	10,553	10,931	90,680	104,838	60,384	61,991	28,295	39,381

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IDPG		MCIF		MSBF		NCPG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1)	(3)	43,510	35,584	47,667	26,002	(1)	-
Realized gain (loss) on investments	3	(22)	63,880	(133,358)	8,761	(99,091)	-	-
Change in unrealized gain (loss) on investments	31	34	1,197,179	494,292	(10,050)	22,708	110	-
Reinvested capital gains	14	8	115,943	269,860	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47	17	1,420,512	666,378	46,378	(50,381)	109	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	67,539	71,366	13,549	16,526	19	-
Transfers between funds	-	-	(221,831)	80,873	55,282	(529,220)	9,419	-
Surrenders (notes 2, 3, 4, 5 and 6)	(145)	(150)	(724,622)	(456,568)	(133,684)	(64,322)	-	-
Adjustments to maintain reserves	(3)	4	121	(5)	16	(12)	3	-

Net equity transactions	(148)	(146)	(878,793)	(304,334)	(64,837)	(577,028)	9,441	-

Net change in contract owners’ equity	(101)	(129)	541,719	362,044	(18,459)	(627,409)	9,550	-
Contract owners’ equity at beginning of period	455	584	6,328,270	5,966,226	987,477	1,614,886	-	-

Contract owners’ equity at end of period	$354	455	6,869,989	6,328,270	969,018	987,477	9,550	-

CHANGE IN UNITS:
Beginning units	33	45	125,839	133,763	41,052	69,671	-	-
Units purchased	-	-	3,656	5,250	3,730	1,428	613	-
Units surrendered	(10)	(12)	(19,610)	(13,174)	(6,224)	(30,047)	-	-

Ending units	23	33	109,885	125,839	38,558	41,052	613	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NCPGI		NVAMV1		NVAMVX		NVBX
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	46,491	59,454	21,654	19,866	3,713	4,371
Realized gain (loss) on investments	1	-	(52,722)	(333,240)	70,474	1,878	2,284	3,311
Change in unrealized gain (loss) on investments	6	3	1,787,376	72,888	565,211	259,680	(13,420)	10,398
Reinvested capital gains	-	-	-	138,348	-	-	923	-

Net increase (decrease) in contract owners’ equity resulting from operations	7	3	1,781,145	(62,550)	657,339	281,424	(6,500)	18,080

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	24	24	139	103,008	199,859	61,528	4,475	5,058
Transfers between funds	-	-	(239,059)	(415,553)	44,999	1,527,709	(5,229)	28,205
Surrenders (notes 2, 3, 4, 5 and 6)	(4)	(3)	(546,468)	(474,642)	(104,194)	325	(22,084)	(243,523)
Adjustments to maintain reserves	(7)	3	(64)	75	36	(1)	(5)	4

Net equity transactions	13	24	(785,452)	(787,112)	140,700	1,589,561	(22,843)	(210,256)

Net change in contract owners’ equity	20	27	995,693	(849,662)	798,039	1,870,985	(29,343)	(192,176)
Contract owners’ equity at beginning of period	63	36	5,558,196	6,407,858	1,870,985	-	258,968	451,144

Contract owners’ equity at end of period	$83	63	6,553,889	5,558,196	2,669,024	1,870,985	229,625	258,968

CHANGE IN UNITS:
Beginning units	5	3	163,921	190,889	158,052	-	21,326	39,597
Units purchased	2	2	1,207	5,125	30,428	162,580	1,055	3,925
Units surrendered	(1)	-	(20,931)	(32,093)	(20,277)	(4,528)	(2,981)	(22,196)

Ending units	6	5	144,197	163,921	168,203	158,052	19,400	21,326

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCBD1		NVCCA1		NVCCN1		NVCMA1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$7,220	13,321	(1,874)	2,939	(639)	(4)	(2,065)	2,777
Realized gain (loss) on investments	7,317	13,388	(1,741)	(15,063)	16,782	2,076	14,277	(71,459)
Change in unrealized gain (loss) on investments	(44,863)	14,935	110,509	57,158	(3,197)	2,874	94,959	107,281
Reinvested capital gains	16,595	1,708	-	24,847	118	184	-	11,864

Net increase (decrease) in contract owners’ equity resulting from operations	(13,731)	43,352	106,894	69,881	13,064	5,130	107,171	50,463

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,828	3,393	16,056	23,379	4,377	4,609	24,900	31,210
Transfers between funds	13,562	85,213	-	(5,178)	666,215	74,669	77,468	(7,417)
Surrenders (notes 2, 3, 4, 5 and 6)	(145,579)	(72,659)	(52,588)	(55,020)	(730,601)	(63,545)	(117,288)	(228,316)
Adjustments to maintain reserves	(6)	(3)	(19)	17	10	(7)	1	10

Net equity transactions	(129,195)	15,944	(36,551)	(36,802)	(59,999)	15,726	(14,919)	(204,513)

Net change in contract owners’ equity	(142,926)	59,296	70,343	33,079	(46,935)	20,856	92,252	(154,050)
Contract owners’ equity at beginning of period	701,316	642,020	716,085	683,006	89,855	68,999	617,916	771,966

Contract owners’ equity at end of period	$558,390	701,316	786,428	716,085	42,920	89,855	710,168	617,916

CHANGE IN UNITS:
Beginning units	44,198	42,509	35,502	37,666	5,528	4,534	30,052	41,879
Units purchased	4,284	9,908	1,097	1,529	45,179	5,298	6,137	2,137
Units surrendered	(13,284)	(8,219)	(2,765)	(3,693)	(48,088)	(4,304)	(6,857)	(13,964)

Ending units	35,198	44,198	33,834	35,502	2,619	5,528	29,332	30,052

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVCMC1		NVCMD1		NVCRA1		NVCRB1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(377)	36	(2,234)	3,646	(1,152)	1,262	(1,256)	763
Realized gain (loss) on investments	755	(1,790)	3,644	(4,282)	21,546	(12,620)	7,693	(270)
Change in unrealized gain (loss) on investments	11,369	10,975	137,562	71,738	36,128	37,976	43,305	32,281
Reinvested capital gains	35	899	-	28,099	-	-	-	6,046

Net increase (decrease) in contract owners’ equity resulting from operations	11,782	10,120	138,972	99,201	56,522	26,618	49,742	38,820

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	9,606	5,356	39,719	30,151	15,220	11,978	9,803	5,663
Transfers between funds	-	-	40,137	(131)	(2,666)	(23,357)	(995)	(2,894)
Surrenders (notes 2, 3, 4, 5 and 6)	(17,616)	(13,346)	(117,995)	(99,789)	(29,306)	(44,071)	(18,769)	(18,487)
Adjustments to maintain reserves	22	-	12	11	(1)	(16)	(10)	2

Net equity transactions	(7,988)	(7,990)	(38,127)	(69,758)	(16,753)	(55,466)	(9,971)	(15,716)

Net change in contract owners’ equity	3,794	2,130	100,845	29,443	39,769	(28,848)	39,771	23,104
Contract owners’ equity at beginning of period	139,289	137,159	1,082,623	1,053,180	281,962	310,810	463,425	440,321

Contract owners’ equity at end of period	$143,083	139,289	1,183,468	1,082,623	321,731	281,962	503,196	463,425

CHANGE IN UNITS:
Beginning units	7,909	8,453	55,576	59,628	13,489	16,636	25,113	26,045
Units purchased	1,410	1,350	5,138	2,590	2,792	793	989	404
Units surrendered	(1,881)	(1,894)	(6,960)	(6,642)	(3,475)	(3,940)	(1,456)	(1,336)

Ending units	7,438	7,909	53,754	55,576	12,806	13,489	24,646	25,113

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVDBL2		NVDCA2		NVDCAP		NVFIII
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$158	(332)	(589)	(521)	(279)	(164)	(28)	466
Realized gain (loss) on investments	12,796	(915)	5,210	(91)	1,753	(2)	602	199
Change in unrealized gain (loss) on investments	22,029	30,514	8,674	8,491	17,051	13,626	(1,249)	1,364
Reinvested capital gains	5,000	13,658	1,811	7,799	2,848	-	2	105

Net increase (decrease) in contract owners’ equity resulting from operations	39,983	42,925	15,106	15,678	21,373	13,460	(673)	2,134

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,794	1,999	-	3,180	4,159	957	7,316	7,634
Transfers between funds	203	(3,387)	(1,248)	7,145	1,226	166,855	(65,888)	20,295
Surrenders (notes 2, 3, 4, 5 and 6)	(107,811)	(14,130)	(35,022)	(17,012)	7,919	(434)	6,852	(490)
Adjustments to maintain reserves	(11)	(12)	2	12	5	(7)	(5)	4

Net equity transactions	(105,825)	(15,530)	(36,268)	(6,675)	13,309	167,371	(51,725)	27,443

Net change in contract owners’ equity	(65,842)	27,395	(21,162)	9,003	34,682	180,831	(52,398)	29,577
Contract owners’ equity at beginning of period	513,028	485,633	140,259	131,256	180,831	-	59,062	29,485

Contract owners’ equity at end of period	$447,186	513,028	119,097	140,259	215,513	180,831	6,664	59,062

CHANGE IN UNITS:
Beginning units	22,166	22,928	5,098	5,290	16,724	-	5,262	2,800
Units purchased	99	172	2	535	1,654	16,841	1,864	3,627
Units surrendered	(4,534)	(934)	(1,209)	(727)	(553)	(117)	(6,517)	(1,165)

Ending units	17,731	22,166	3,891	5,098	17,825	16,724	609	5,262

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVGEII		NVIDMP		NVIX		NVLCP1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$56	10	(375)	(269)	13,879	8,387	15,500	2,631
Realized gain (loss) on investments	633	1	3,750	3,505	1,163	2,949	(1,400)	7,335
Change in unrealized gain (loss) on investments	74	142	29,685	16,057	34,245	10,896	(22,955)	(1,298)
Reinvested capital gains	4	-	5,140	-	-	11,997	7,389	-

Net increase (decrease) in contract owners’ equity resulting from operations	767	153	38,200	19,293	49,287	34,229	(1,466)	8,668

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,535	-	148,057	28,273	22,610	23,527	6,664	3,401
Transfers between funds	4,757	-	(551)	314,269	40,063	(1,866)	826,252	150,243
Surrenders (notes 2, 3, 4, 5 and 6)	(513)	(21)	(5,835)	(25,263)	(13,661)	15,128	(35,666)	(138,650)
Adjustments to maintain reserves	(5)	(1)	4	4	(7)	7	(19)	2

Net equity transactions	5,774	(22)	141,675	317,283	49,005	36,796	797,231	14,996

Net change in contract owners’ equity	6,541	131	179,875	336,576	98,292	71,025	795,765	23,664
Contract owners’ equity at beginning of period	1,160	1,029	336,576	-	475,070	404,045	138,495	114,831

Contract owners’ equity at end of period	$7,701	1,160	516,451	336,576	573,362	475,070	934,260	138,495

CHANGE IN UNITS:
Beginning units	93	95	31,414	-	37,902	34,491	7,814	7,033
Units purchased	452	-	20,205	31,985	4,607	4,461	47,571	9,981
Units surrendered	(36)	(2)	(7,733)	(571)	(1,028)	(1,050)	(2,035)	(9,200)

Ending units	509	93	43,886	31,414	41,481	37,902	53,350	7,814

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMIG1		NVMIVX		NVMLG1		NVMMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(8,985)	19,199	11,295	(335)	(14,883)	(11,141)	(178,623)	(182,525)
Realized gain (loss) on investments	17,391	(77,845)	3,610	802	(223,935)	(178,143)	438,503	424,238
Change in unrealized gain (loss) on investments	(218,803)	584,854	18,911	48,960	773,627	(424,824)	(8,682,555)	12,845,638
Reinvested capital gains	172,858	1,321,939	-	-	614,102	1,265,849	5,926,648	4,950,149

Net increase (decrease) in contract owners’ equity resulting from operations	(37,539)	1,848,147	33,816	49,427	1,148,911	651,741	(2,496,027)	18,037,500

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	107,353	151,356	15,204	27,315	41,818	48,232	644,988	700,417
Transfers between funds	22,169	60,618	23,453	282,005	12,602	24,341	1,662,699	(518,045)
Surrenders (notes 2, 3, 4, 5 and 6)	(637,715)	(491,874)	(15,371)	(12,177)	(262,889)	(158,114)	(4,103,314)	(2,815,048)
Adjustments to maintain reserves	11	12	5	(3)	(33)	61	(259)	283

Net equity transactions	(508,182)	(279,888)	23,291	297,140	(208,502)	(85,480)	(1,795,886)	(2,632,393)

Net change in contract owners’ equity	(545,721)	1,568,259	57,107	346,567	940,409	566,261	(4,291,913)	15,405,107
Contract owners’ equity at beginning of period	5,365,925	3,797,666	346,567	-	3,057,714	2,491,453	47,505,905	32,100,798

Contract owners’ equity at end of period	$4,820,204	5,365,925	403,674	346,567	3,998,123	3,057,714	43,213,992	47,505,905

CHANGE IN UNITS:
Beginning units	275,974	293,331	29,447	-	88,991	94,024	1,127,495	1,220,702
Units purchased	15,863	23,785	4,012	30,418	3,247	4,447	102,693	60,714
Units surrendered	(40,013)	(41,142)	(2,281)	(971)	(9,132)	(9,480)	(149,928)	(153,921)

Ending units	251,824	275,974	31,178	29,447	83,106	88,991	1,080,260	1,127,495

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVMMV2		NVNMO1		NVNSR1		NVOLG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$50,000	271,072	(31,875)	(11,001)	(223)	408	49,248	626,668
Realized gain (loss) on investments	(677,071)	(609,853)	663,818	343,842	3,743	(9,453)	(53,949)	218,414
Change in unrealized gain (loss) on investments	5,137,429	(185,634)	2,837,683	198,331	15,651	16,485	22,213,265	4,454,702
Reinvested capital gains	-	-	335,784	1,170,923	19,925	9,030	1,553,658	7,576,164

Net increase (decrease) in contract owners’ equity resulting from operations	4,510,358	(524,415)	3,805,410	1,702,095	39,096	16,470	23,762,222	12,875,948

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	419,480	435,994	338,886	314,613	876	1,029	1,524,103	1,632,013
Transfers between funds	(99,297)	(72,165)	32,817	(127,413)	13,325	19,072	11,569,221	(1,632,016)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,723,674)	(1,298,169)	(1,766,295)	(1,830,840)	1,242	(24,253)	(7,295,853)	(7,028,472)
Adjustments to maintain reserves	(108)	(412)	(686)	744	5	(7)	(1,246)	(456)

Net equity transactions	(1,403,599)	(934,752)	(1,395,278)	(1,642,896)	15,448	(4,159)	5,796,225	(7,028,931)

Net change in contract owners’ equity	3,106,759	(1,459,167)	2,410,132	59,199	54,544	12,311	29,558,447	5,847,017
Contract owners’ equity at beginning of period	19,605,450	21,064,617	15,229,689	15,170,490	150,861	138,550	82,506,351	76,659,334

Contract owners’ equity at end of period	$22,712,209	19,605,450	17,639,821	15,229,689	205,405	150,861	112,064,798	82,506,351

CHANGE IN UNITS:
Beginning units	795,881	841,557	574,688	647,135	5,515	5,712	1,591,211	1,750,394
Units purchased	44,847	39,455	29,895	27,639	751	959	251,090	67,182
Units surrendered	(94,667)	(85,131)	(76,579)	(100,086)	(316)	(1,156)	(177,315)	(226,365)

Ending units	746,061	795,881	528,004	574,688	5,950	5,515	1,664,986	1,591,211

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVRE1		NVSIX2		NVSTB2		NVTIV3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$42,515	61,881	2,024	1,542	966	3,017	719	402
Realized gain (loss) on investments	49,197	(155,461)	(46,395)	(20,751)	(167)	(1,480)	(345)	(3,086)
Change in unrealized gain (loss) on investments	2,618,711	(417,218)	87,697	79,299	(3,323)	(23)	5,363	5,210
Reinvested capital gains	-	29,417	12,431	15,041	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,710,423	(481,381)	55,757	75,131	(2,524)	1,514	5,737	2,526

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	190,465	164,821	16,133	28,064	3,762	3,871	-	4,781
Transfers between funds	82,455	(179,576)	175,572	23,926	(22,299)	157,055	-	(3,239)
Surrenders (notes 2, 3, 4, 5 and 6)	(667,184)	(826,241)	(54,715)	8,086	(15,187)	(15,149)	(18,785)	(4,657)
Adjustments to maintain reserves	48	7	4	15	(8)	(3)	(6)	2

Net equity transactions	(394,216)	(840,989)	136,994	60,091	(33,732)	145,774	(18,791)	(3,113)

Net change in contract owners’ equity	2,316,207	(1,322,370)	192,751	135,222	(36,256)	147,288	(13,054)	(587)
Contract owners’ equity at beginning of period	6,079,783	7,402,153	419,841	284,619	237,922	90,634	55,095	55,682

Contract owners’ equity at end of period	$8,395,990	6,079,783	612,592	419,841	201,666	237,922	42,041	55,095

CHANGE IN UNITS:
Beginning units	319,829	365,839	18,982	15,280	19,701	7,706	3,111	3,284
Units purchased	27,390	17,121	7,926	4,872	1,704	13,555	-	487
Units surrendered	(45,087)	(63,131)	(2,546)	(1,170)	(4,517)	(1,560)	(965)	(660)

Ending units	302,132	319,829	24,362	18,982	16,888	19,701	2,146	3,111

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SAM		SCF		SCGF		SCVF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(62,149)	(48,632)	(103,772)	(68,701)	(11,589)	(8,235)	(20,099)	(11,135)
Realized gain (loss) on investments	-	-	770,513	203,029	9,295	(60,362)	(85,752)	(221,425)
Change in unrealized gain (loss) on investments	-	-	4,498,414	2,474,281	19,407	527,845	1,164,970	337,547
Reinvested capital gains	-	-	215,933	613,830	235,502	273,579	-	13,999

Net increase (decrease) in contract owners’ equity resulting from operations	(62,149)	(48,632)	5,381,088	3,222,439	252,615	732,827	1,059,119	118,986

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,033,275	3,913,760	324,273	358,359	28,249	72,171	118,652	91,993
Transfers between funds	(2,178,878)	2,827,300	(98,537)	(115,257)	(168,908)	(19,094)	172,820	35,023
Surrenders (notes 2, 3, 4, 5 and 6)	(3,568,411)	(6,322,511)	(1,954,524)	(1,285,400)	(105,661)	(133,929)	(231,390)	(252,034)
Adjustments to maintain reserves	89,210	1,166	(78,762)	13,755	(25)	25	21	25

Net equity transactions	(4,624,804)	419,715	(1,807,550)	(1,028,543)	(246,345)	(80,827)	60,103	(124,993)

Net change in contract owners’ equity	(4,686,953)	371,083	3,573,538	2,193,896	6,270	652,000	1,119,222	(6,007)
Contract owners’ equity at beginning of period	15,844,953	15,473,870	18,301,955	16,108,059	2,695,044	2,043,044	3,323,166	3,329,173

Contract owners’ equity at end of period	$11,158,000	15,844,953	21,875,493	18,301,955	2,701,314	2,695,044	4,442,388	3,323,166

CHANGE IN UNITS:
Beginning units	983,748	896,687	170,516	184,497	95,021	101,073	63,527	66,670
Units purchased	101,415	331,840	8,444	8,415	2,320	4,921	8,549	5,331
Units surrendered	(451,897)	(244,779)	(22,896)	(22,396)	(10,487)	(10,973)	(7,335)	(8,474)

Ending units	633,266	983,748	156,064	170,516	86,854	95,021	64,741	63,527

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TRF		AMCG		AMINS		AMMCGS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$145,040	335,313	(9,517)	(6,844)	96	121	(1,057)	(636)
Realized gain (loss) on investments	3,194,243	2,388,537	34,840	32,388	158	79	3,141	20,982
Change in unrealized gain (loss) on investments	5,988,877	(1,498,945)	(2,056)	582,836	2,943	1,645	(3,473)	16,711
Reinvested capital gains	2,867,346	4,067,739	290,046	100,721	440	1,227	27,028	6,688

Net increase (decrease) in contract owners’ equity resulting from operations	12,195,506	5,292,644	313,313	709,101	3,637	3,072	25,639	43,745

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,983,568	2,034,938	11,290	19,269	103	153	1,147	1,371
Transfers between funds	(52,923)	(168,133)	(1,927)	(8,656)	-	-	595	58,353
Surrenders (notes 2, 3, 4, 5 and 6)	(7,869,641)	(6,032,369)	(52,929)	(77,694)	(452)	(391)	(6,062)	(2,236)
Adjustments to maintain reserves	(15,954)	696	4	(24)	(15)	8	(21)	27

Net equity transactions	(5,954,950)	(4,164,868)	(43,562)	(67,105)	(364)	(230)	(4,341)	57,515

Net change in contract owners’ equity	6,240,556	1,127,776	269,751	641,996	3,273	2,842	21,298	101,260
Contract owners’ equity at beginning of period	60,378,563	59,250,787	2,498,887	1,856,891	27,311	24,469	210,884	109,624

Contract owners’ equity at end of period	$66,619,119	60,378,563	2,768,638	2,498,887	30,584	27,311	232,182	210,884

CHANGE IN UNITS:
Beginning units	520,817	570,603	116,522	120,729	1,162	1,172	2,929	2,134
Units purchased	46,818	41,234	1,120	1,856	4	9	217	989
Units surrendered	(111,408)	(91,020)	(2,962)	(6,063)	(18)	(19)	(282)	(194)

Ending units	456,227	520,817	114,680	116,522	1,148	1,162	2,864	2,929

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMRS		AMSRS		AMTB		NOTB3
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$13	48	8,702	15,693	33,053	31,041	55	168
Realized gain (loss) on investments	1,252	175	41,792	30,061	490	(3,608)	35	(21)
Change in unrealized gain (loss) on investments	691	(1,372)	929,476	548,236	(27,714)	18,958	756	226
Reinvested capital gains	-	-	102,788	167,507	-	-	-	141

Net increase (decrease) in contract owners’ equity resulting from operations	1,956	(1,149)	1,082,758	761,497	5,829	46,391	846	514

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	14,567	54,674	39,486	63,986	-	-
Transfers between funds	-	-	(56,491)	35,050	61,021	222,840	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(4,681)	(3,961)	(70,232)	(131,782)	(286,861)	(186,877)	(481)	(464)
Adjustments to maintain reserves	1	(6)	(109)	129	(2,005)	110	2	6

Net equity transactions	(4,680)	(3,967)	(112,265)	(41,929)	(188,359)	100,059	(479)	(458)

Net change in contract owners’ equity	(2,724)	(5,116)	970,493	719,568	(182,530)	146,450	367	56
Contract owners’ equity at beginning of period	7,303	12,419	4,736,936	4,017,368	1,636,326	1,489,876	10,768	10,712

Contract owners’ equity at end of period	$4,579	7,303	5,707,429	4,736,936	1,453,796	1,636,326	11,135	10,768

CHANGE IN UNITS:
Beginning units	279	461	138,566	145,098	72,881	69,980	828	866
Units purchased	-	-	1,195	2,986	4,596	10,342	-	-
Units surrendered	(147)	(182)	(3,981)	(9,518)	(15,075)	(7,441)	(35)	(38)

Ending units	132	279	135,780	138,566	62,402	72,881	793	828

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NOTG3		NOTMG3		PMVAAA		PMVFBA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$23	34	1	1	26,943	9,517	7,085	5,454
Realized gain (loss) on investments	74	(1)	1	-	2,844	71	519	(506)
Change in unrealized gain (loss) on investments	308	67	6	3	5,476	7,628	(19,297)	5,075
Reinvested capital gains	-	-	-	-	-	-	224	-

Net increase (decrease) in contract owners’ equity resulting from operations	405	100	8	4	35,263	17,216	(11,469)	10,023

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	81	24	24	24	27,217	10,188	5,215	5,988
Transfers between funds	1,847	-	-	-	(27,835)	(410)	(8,068)	(575)
Surrenders (notes 2, 3, 4, 5 and 6)	(455)	(126)	(4)	(3)	8,367	3,843	(16,500)	(18,772)
Adjustments to maintain reserves	7	(8)	(6)	3	11	(10)	4	18

Net equity transactions	1,480	(110)	14	24	7,760	13,611	(19,349)	(13,341)

Net change in contract owners’ equity	1,885	(10)	22	28	43,023	30,827	(30,818)	(3,318)
Contract owners’ equity at beginning of period	2,369	2,379	66	38	242,205	211,378	155,281	158,599

Contract owners’ equity at end of period	$4,254	2,369	88	66	285,228	242,205	124,463	155,281

CHANGE IN UNITS:
Beginning units	178	186	5	3	17,554	16,466	10,566	11,894
Units purchased	137	2	2	2	3,096	1,950	448	510
Units surrendered	(31)	(10)	(1)	-	(2,778)	(862)	(1,813)	(1,838)

Ending units	284	178	6	5	17,872	17,554	9,201	10,566

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLDA		PMVRSA		PMVTRA		PVEIB
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,015	12,071	1,839	622	8,317	8,771	3,079	4,466
Realized gain (loss) on investments	(6,579)	(3,948)	7,395	(37)	(17,594)	3,016	2,939	(8,229)
Change in unrealized gain (loss) on investments	(12,031)	29,400	928	1,260	(34,217)	22,962	98,903	(1,088)
Reinvested capital gains	-	-	-	-	32,121	6,423	18,751	25,899

Net increase (decrease) in contract owners’ equity resulting from operations	(16,595)	37,523	10,162	1,845	(11,373)	41,172	123,672	21,048

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,715	20,058	608	211	15,044	10,401	10,263	78,119
Transfers between funds	(177,197)	94,723	30,386	8,299	(600,262)	153,140	146,507	25,514
Surrenders (notes 2, 3, 4, 5 and 6)	(52,903)	(117,561)	(1,461)	13,013	(26,317)	(16,912)	(26,816)	(113,847)
Adjustments to maintain reserves	(6)	111	(7)	(6)	(16)	32	19	(10)

Net equity transactions	(216,391)	(2,669)	29,526	21,517	(611,551)	146,661	129,973	(10,224)

Net change in contract owners’ equity	(232,986)	34,854	39,688	23,362	(622,924)	187,833	253,645	10,824
Contract owners’ equity at beginning of period	1,480,269	1,445,415	25,841	2,479	622,924	435,091	427,936	417,112

Contract owners’ equity at end of period	$1,247,283	1,480,269	65,529	25,841	-	622,924	681,581	427,936

CHANGE IN UNITS:
Beginning units	111,242	111,462	4,245	411	45,592	34,429	30,397	31,185
Units purchased	3,162	10,024	4,065	3,932	1,868	13,264	8,977	5,322
Units surrendered	(19,472)	(10,244)	(197)	(98)	(47,460)	(2,101)	(1,147)	(6,110)

Ending units	94,932	111,242	8,113	4,245	-	45,592	38,227	30,397

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PVGOB		PVTIGB		TRHS2		TRLT2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,603)	(7,824)	1,816	2,734	(27,526)	(23,036)	486	790
Realized gain (loss) on investments	137,470	112,305	3,828	(3,579)	285,562	277,565	183	7
Change in unrealized gain (loss) on investments	68,370	328,069	5,527	26,766	29,297	592,054	(991)	1,341
Reinvested capital gains	180,843	83,106	9,579	-	368,416	306,942	272	-

Net increase (decrease) in contract owners’ equity resulting from operations	377,080	515,656	20,750	25,921	655,749	1,153,525	(50)	2,138

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	24,749	129,886	6,422	5,935	118,806	174,554	-	-
Transfers between funds	(277,634)	(44,206)	(8,183)	23,175	(76,207)	(153,514)	(3,662)	3,490
Surrenders (notes 2, 3, 4, 5 and 6)	(123,815)	(140,264)	(14,216)	(12,888)	(424,701)	(564,608)	(164)	(235)
Adjustments to maintain reserves	12	(10)	39	(9)	92	10	(1)	2

Net equity transactions	(376,688)	(54,594)	(15,938)	16,213	(382,010)	(543,558)	(3,827)	3,257

Net change in contract owners’ equity	392	461,062	4,812	42,134	273,739	609,967	(3,877)	5,395
Contract owners’ equity at beginning of period	1,939,462	1,478,400	261,300	219,166	5,478,428	4,868,461	48,461	43,066

Contract owners’ equity at end of period	$1,939,854	1,939,462	266,112	261,300	5,752,167	5,478,428	44,584	48,461

CHANGE IN UNITS:
Beginning units	76,808	80,650	9,438	8,829	88,576	101,270	3,359	3,118
Units purchased	1,319	8,855	255	1,295	4,781	3,083	-	258
Units surrendered	(15,182)	(12,697)	(822)	(686)	(10,571)	(15,777)	(265)	(17)

Ending units	62,945	76,808	8,871	9,438	82,786	88,576	3,094	3,359

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	VWBF		VWEM		VWHA		VRVDRI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$31,672	43,435	13,260	47,790	(2,086)	9,136	101	(9)
Realized gain (loss) on investments	(8,684)	(15,503)	72,253	65,162	(8,422)	(294,542)	2,488	(6,173)
Change in unrealized gain (loss) on investments	(55,413)	24,455	(558,362)	264,059	501,229	699,037	5,108	1,904
Reinvested capital gains	-	-	74,640	95,258	-	-	352	69

Net increase (decrease) in contract owners’ equity resulting from operations	(32,425)	52,387	(398,209)	472,269	490,721	413,631	8,049	(4,209)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	21,876	37,533	92,875	91,707	86,727	109,584	1,719	-
Transfers between funds	24,030	(21,898)	(13,404)	(52,414)	(34,292)	(62,115)	44,584	(14,932)
Surrenders (notes 2, 3, 4, 5 and 6)	(48,920)	(79,307)	(274,121)	(337,570)	(235,797)	(175,269)	(640)	(154)
Adjustments to maintain reserves	37	22	(35)	23	(10,646)	1,606	12	(1)

Net equity transactions	(2,977)	(63,650)	(194,685)	(298,254)	(194,008)	(126,194)	45,675	(15,087)

Net change in contract owners’ equity	(35,402)	(11,263)	(592,894)	174,015	296,713	287,437	53,724	(19,296)
Contract owners’ equity at beginning of period	703,175	714,438	3,443,120	3,269,105	2,734,746	2,447,309	3,766	23,062

Contract owners’ equity at end of period	$667,773	703,175	2,850,226	3,443,120	3,031,459	2,734,746	57,490	3,766

CHANGE IN UNITS:
Beginning units	22,248	24,813	77,236	85,729	73,594	77,074	353	2,122
Units purchased	1,466	2,173	4,388	6,871	4,000	8,349	3,380	186
Units surrendered	(1,462)	(4,738)	(8,857)	(15,364)	(8,417)	(11,829)	(46)	(1,955)

Ending units	22,252	22,248	72,767	77,236	69,177	73,594	3,687	353

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVDF		SVOF		WFVSCG		AVBVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(6,911)	(5,624)	(12,533)	(3,941)	(3,731)	(2,410)	49	17
Realized gain (loss) on investments	87,982	10,724	67,448	66,373	37,022	(32,102)	1,091	(328)
Change in unrealized gain (loss) on investments	(210,347)	367,078	230,847	103,002	(71,588)	250,045	(30)	550
Reinvested capital gains	81,564	73,272	87,776	103,770	78,724	25,900	166	193

Net increase (decrease) in contract owners’ equity resulting from operations	(47,712)	445,450	373,538	269,204	40,427	241,433	1,276	432

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,069	6,872	3,228	11,351	48,758	46,527	573	229
Transfers between funds	(36,233)	58,480	(11,881)	12,370	18,567	118,539	(7,039)	477
Surrenders (notes 2, 3, 4, 5 and 6)	(220,188)	(15,739)	(38,168)	(95,120)	(50,320)	(76,317)	(72)	(137)
Adjustments to maintain reserves	2,555	(1,072)	(23,068)	3,647	52	(26)	(14)	24

Net equity transactions	(246,797)	48,541	(69,889)	(67,752)	17,057	88,723	(6,552)	593

Net change in contract owners’ equity	(294,509)	493,991	303,649	201,452	57,484	330,156	(5,276)	1,025
Contract owners’ equity at beginning of period	1,167,378	673,387	1,615,521	1,414,069	745,507	415,351	5,276	4,251

Contract owners’ equity at end of period	$872,869	1,167,378	1,919,170	1,615,521	802,991	745,507	-	5,276

CHANGE IN UNITS:
Beginning units	11,375	10,481	32,172	33,080	11,808	10,390	173	147
Units purchased	232	1,255	47	173	1,674	3,104	16	31
Units surrendered	(2,939)	(361)	(957)	(1,081)	(1,575)	(1,686)	(189)	(5)

Ending units	8,668	11,375	31,262	32,172	11,907	11,808	-	173

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVKMG1		GVDIVI		NVMLV1		NVLCAP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	(382)	-	30,060	-	14,661	-	(38)
Realized gain (loss) on investments	-	(84,644)	-	(236,616)	-	(1,002,764)	-	(233)
Change in unrealized gain (loss) on investments	-	(3,141)	-	114,508	-	328,757	-	(8,015)
Reinvested capital gains	-	71,677	-	-	-	494,720	-	2,174

Net increase (decrease) in contract owners’ equity resulting from operations	-	(16,490)	-	(92,048)	-	(164,626)	-	(6,112)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	20,901	-	10,253	-	28,374	-	569
Transfers between funds	-	(246,573)	-	(402,694)	-	(1,256,521)	-	(168,099)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(49,362)	-	(38,746)	-	(75,259)	-	(3,574)
Adjustments to maintain reserves	-	(11)	-	(3)	-	(16)	-	(7)

Net equity transactions	-	(275,045)	-	(431,190)	-	(1,303,422)	-	(171,111)

Net change in contract owners’ equity	-	(291,535)	-	(523,238)	-	(1,468,048)	-	(177,223)
Contract owners’ equity at beginning of period	-	291,535	-	523,238	-	1,468,048	-	177,223

Contract owners’ equity at end of period	$-	-	-	-	-	-	-	-

CHANGE IN UNITS:
Beginning units	-	13,096	-	25,128	-	70,781	-	11,260
Units purchased	-	190	-	1,079	-	3,131	-	41
Units surrendered	-	(13,286)	-	(26,207)	-	(73,912)	-	(11,301)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVLMP
	2021	2020
Investment activity*:
Net investment income (loss)	$-	337
Realized gain (loss) on investments	-	(20,300)
Change in unrealized gain (loss) on investments	-	1,305
Reinvested capital gains	-	14,700

Net increase (decrease) in contract owners’ equity resulting from operations	-	(3,958)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	464
Transfers between funds	-	(263,763)
Surrenders (notes 2, 3, 4, 5 and 6)	-	(4,490)
Adjustments to maintain reserves	-	6

Net equity transactions	-	(267,783)

Net change in contract owners’ equity	-	(271,741)
Contract owners’ equity at beginning of period	-	271,741

Contract owners’ equity at end of period	$-	-

CHANGE IN UNITS:
Beginning units	-	18,446
Units purchased	-	34
Units surrendered	-	(18,480)

Ending units	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)*

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)*

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)	9/1/2021
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	4/20/2021
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	3/31/2021
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	1/2/2020

For the two-year period ending December 31, 2021, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021. Underlying mutual funds that were acquired during the period ending December 31, 2020 are no longer available as of December 31, 2020.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)	Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)	4/30/2021
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	10/23/2020
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
DFVGMI	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	5/1/2021
GVGMNS	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares	12/31/2021
AVMCCI	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares	5/1/2021
OVAG	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	5/1/2021
OVB	Invesco - Invesco V.I. Core Bond Fund: Series I	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	5/1/2021
OVGI	Invesco - Invesco V.I. Main Street Fund: Series I	Invesco Oppenheimer V.I. Main Street Fund: Series I	5/1/2021
OVGS	Invesco - Invesco V.I. Global Fund: Series I	Invesco Oppenheimer V.I. Global Fund: Series I	5/1/2021
OVMS	Invesco - Invesco V.I. Conservative Balanced Fund: Series I	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	5/1/2021
OVSB	Invesco - Invesco V.I. Global Strategic Income Fund: Series I	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	5/1/2021
OVSC	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	5/1/2021
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
DTRTFB	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II	5/1/2021
EIF	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I	5/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

GVABD2	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	5/1/2021
GVAGG2	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II	5/1/2021
GVAGI2	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	5/1/2021
GVAGR2	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	5/1/2021
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
MSBF	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021
NVAMVX	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	8/31/2021
NVLCP1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I	9/7/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021
NVNMO1	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I	5/1/2021
NVNSR1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	8/31/2021
NVOLG1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	8/31/2021
PVEIB	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB	5/1/2021
VWHA	VanEck VIP Trust - Global Resources Fund: Initial Class	VanEck VIP Trust - Global Hard Assets Fund: Initial Class	5/1/2021
SVDF	Allspring Variable Trust - VT Discovery Fund: Class 2	Wells Fargo Variable Trust - VT Discovery Fund: Class 2	10/11/2021
SVOF	Allspring Variable Trust - VT Opportunity Fund: Class 2	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2	10/11/2021
WFVSCG	Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge (includes any Administrative Expense and Premium Expense Charges) - assessed through a surrender of units	Equal, on an annual basis, to 0.50% - 1.60% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 9.5% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	0.04% - 3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	Varies widely based on the underwriting characteristics of the insured
Administrative Charge - assessed through a surrender of units	$7.50 - $80 per policy, per month; in some products .25% - .40% of the subaccount assets
Increase Charge	$0.17 per $1,000 of specified amount increase
Surrender Charge - assessed through a surrender of units	$0.00 - $27.94 per $1,000 of a policy’s specified amount; in single premium policies 0.0% - 10% - of the premium surrendered
Policy Loan Interest Charge - assessed through a surrender of units	6% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $5.73 per $1,000 of the rider’s net amount risk
Guaranteed Minimum Death Benefit Rider	$0.01 -$4.17 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Base Insured Term Rider Charge	$0.02 - $83.34 per $1,000 of the rider’s death benefit
Estate Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy specified amount

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $991,479 and $1,009,416, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium policies, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For last survivor flexible premium policies issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium policies issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium policies issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment policies, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life policies, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow up to 90% (50% during first year of single and modified single premium policies) of a policy’s cash surrender value. For single premium policies issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium policies issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium policies, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $16,911,739 and $23,110,379, respectively, and total transfers from the Separate Account to the fixed account were $13,178,502 and $22,222,114, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$805,942,124	$-	$-	$805,942,124

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$6,488	$553
ALVGIA	30,113	32,914
ALVIVB	85,814	5,040
ALVSVA	282,002	158,797
ACVB	559,407	765,866
ACVCA	267,409	2,130,963
ACVI	24,855	15,254
ACVIG	366,863	206,712
ACVIP2	230,113	48,051
ACVMV1	126,373	426,307
ACVU1	21,605	16,950
BRVHYI	120,008	200,776
MLVGA2	363,721	171,905
DCAP	583,779	6,497,263
DGI	162,788	121,082
DSC	38,074	36,376
DSIF	3,574,676	4,389,883
DSRG	399,834	809,017
DVSCS	81,100	403,075
DWVSVS	130,510	90,012
DFVGMI	3,640	1,023
DFVIPS	44,918	143,996
DSGIBA	30,708	44,229
FQB	118,962	177,900
FVU2	19,787	14,150
FAMP	2,387,044	1,120,847
FCS	569,176	75,737
FEIP	5,915,032	4,388,313
FEMS	217,121	82,619
FF10S	80,382	88,200
FF20S	90,559	85,019
FF30S	686,929	47,956
FGP	23,024,666	9,988,945
FHIP	567,692	514,780
FIGBS	299,963	306,660
FMCS	1,190,327	497,123
FNRS2	728,868	558,231
FOP	391,773	639,883
FOS	633,294	502,579
FRESS	50,465	49,424
FVSS	510,173	255,385
FTVDM2	39,838	39,142

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

FTVFA2	14,389	19,530
FTVGI2	80,112	65,386
FTVIS2	91,949	121,917
FTVRDI	315,274	5,194,239
FTVSVI	390,607	245,249
TIF	875	1,356
TIF2	26,076	76,381
GVGMNS	25,198	10,620
GVMSAS	9,518	9,370
RVARS	26,916	13,440
ACEG	66,551	200,948
AVMCCI	1,422	675
IVBRA1	49,412	34,295
MSVMV	6,556	6,683
OVAG	648,025	607,402
OVB	384,089	307,912
OVGI	91,874	1,326,088
OVGS	1,522,226	2,639,416
OVIG	145,687	174,007
OVMS	440,840	639,138
OVSB	22,472	5,184
OVSC	120,542	66,811
WRASP	166,597	90,164
WRHIP	83,558	77,607
WRMCG	306,818	263,885
JABS	569,715	525,935
JACAS	1,052,685	846,593
JAEI	34,035	84,042
JAGTS	1,935,540	1,701,174
JAIGS	278,373	303,153
LOVTRC	45,948	6,437
MNDIC	240,865	218,906
MV2IGI	68,078	23,184
MV3MVI	188,116	11,434
MVFIC	223,121	474,910
MVIGIC	102,650	12,740
MSEM	42,432	45,363
MSVFI	99,881	15,731
MSVRE	25,217	153,086
DTRTFB	40,928	691
EIF	176,478	65,329
GBF	271,843	558,300
GEM	89,611	122,457
GIG	278,506	354,814
GVAAA2	151,594	388,589
GVABD2	47,086	68,660
GVAGG2	233,127	340,392
GVAGI2	65,869	117,020
GVAGR2	462,438	527,159
GVDMA	189,235	466,297
GVDMC	32,532	154,750
GVEX1	1,177,579	560,457
GVIDA	132,233	229,853
GVIDC	25,072	31,806
GVIDM	70,058	449,726
GVIX2	69,270	74,707
HIBF	65,886	356,776
IDPG	16	149
MCIF	309,208	1,028,668
MSBF	210,303	227,489

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NCPG	9,438	2
NCPGI	25	4
NVAMV1	76,717	815,614
NVAMVX	409,152	246,834
NVBX	18,398	36,600
NVCBD1	193,769	299,142
NVCCA1	19,305	57,711
NVCCN1	721,581	782,111
NVCMA1	96,564	113,549
NVCMC1	6,389	14,742
NVCMD1	59,160	99,532
NVCRA1	81,207	99,111
NVCRB1	53,604	64,821
NVDBL2	7,227	107,884
NVDCA2	2,014	37,061
NVDCAP	28,701	12,827
NVFIII	7,295	59,040
NVGEII	10,700	4,861
NVIDMP	175,969	29,532
NVIX	76,029	13,137
NVLCP1	854,044	33,906
NVMIG1	350,130	694,449
NVMIVX	50,952	16,370
NVMLG1	1,049,160	658,410
NVMMG1	8,229,651	4,277,253
NVMMV2	390,696	1,744,187
NVNMO1	504,746	1,582,117
NVNSR1	60,472	25,328
NVOLG1	14,361,551	6,951,167
NVRE1	435,039	786,789
NVSIX2	266,908	115,463
NVSTB2	184,632	217,390
NVTIV3	1,033	19,098
SAM	4,709,839	9,486,003
SCF	445,325	2,061,953
SCGF	675,814	698,219
SCVF	405,466	365,484
TRF	3,539,131	6,465,741
AMCG	315,917	78,954
AMINS	639	452
AMMCGS	29,008	7,357
AMRS	13	4,682
AMSRS	170,920	171,586
AMTB	223,203	376,504
NOTB3	110	536
NOTG3	1,954	458
NOTMG3	25	4
PMVAAA	73,119	38,428
PMVFBA	11,152	23,197
PMVLDA	40,277	254,647
PMVRSA	90,822	59,451
PMVTRA	221,031	792,130
PVEIB	183,590	31,807
PVGOB	216,107	421,567
PVTIGB	36,357	40,940
TRHS2	592,307	633,519
TRLT2	758	3,820
VWBF	80,600	51,942
VWEM	179,552	286,302
VWHA	164,625	350,074

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

VRVDRI	54,166	8,050
SVDF	95,574	270,273
SVOF	162,523	134,101
WFVSCG	259,977	167,979
AVBVI	674	6,996

	$100,872,793	$102,202,615

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2021	0.50%	to	0.80%	380	$16.65	to	$16.17	$6,330	0.63%	9.13%	to	8.80%
2020	0.80%			18	14.87			268	1.77%	4.19%
2019	0.80%			18	14.27			257	2.09%	14.59%
2018	0.80%			9	12.45			112	1.96%	-7.81%
2017	0.80%			1	13.51			14	1.22%	13.76%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2021	0.00%	to	0.80%	9,858	55.72	to	47.99	505,486	0.84%	28.16%	to	27.14%
2020	0.00%	to	0.80%	9,985	43.48	to	37.75	400,569	1.51%	2.72%	to	1.90%
2019	0.00%	to	0.80%	11,184	42.33	to	37.04	438,991	1.25%	23.91%	to	22.93%
2018	0.00%	to	0.80%	11,311	34.16	to	30.13	357,883	0.96%	-5.61%	to	-6.36%
2017	0.00%	to	0.80%	11,414	36.19	to	32.18	384,234	1.43%	18.92%	to	17.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2021	0.50%			8,354	10.04			83,859	1.65%	10.30%		****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2021	0.00%	to	0.80%	18,510	75.25	to	64.81	1,288,809	0.81%	35.95%	to	34.87%
2020	0.00%	to	0.80%	16,852	55.35	to	48.06	862,434	1.00%	3.37%	to	2.55%
2019	0.00%	to	0.80%	18,146	53.55	to	46.86	900,690	0.58%	20.10%	to	19.14%
2018	0.00%	to	0.80%	20,368	44.59	to	39.33	842,341	0.48%	-15.03%	to	-15.71%
2017	0.00%	to	0.80%	22,186	52.47	to	46.66	1,084,321	0.44%	13.15%	to	12.25%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2021	0.00%	to	1.00%	133,333	60.32	to	29.67	5,905,061	0.72%	15.77%	to	14.62%
2020	0.00%	to	1.00%	142,764	52.10	to	25.89	5,577,178	1.17%	12.53%	to	11.41%
2019	0.00%	to	1.00%	154,992	46.30	to	23.24	5,580,785	1.55%	19.85%	to	18.66%
2018	0.00%	to	1.00%	162,951	38.63	to	19.58	4,984,865	1.40%	-3.83%	to	-4.79%
2017	0.00%	to	1.00%	176,047	40.17	to	20.57	5,781,607	1.56%	13.91%	to	12.78%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2021	0.50%	to	0.80%	605	213.11	to	126.66	117,088	0.00%	10.60%	to	10.27%
2020	0.00%	to	1.00%	37,563	82.80	to	36.44	1,904,603	0.00%	42.46%	to	41.04%
2019	0.00%	to	1.00%	43,716	58.12	to	25.84	1,501,748	0.00%	35.56%	to	34.22%
2018	0.00%	to	1.00%	52,029	42.88	to	19.25	1,282,005	0.00%	-5.20%	to	-6.15%
2017	0.00%	to	1.00%	63,028	45.23	to	20.51	1,590,508	0.00%	21.79%	to	20.58%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2021	0.00%	to	1.00%	25,642	53.62	to	19.83	768,282	0.16%	8.75%	to	7.67%
2020	0.00%	to	1.00%	26,458	49.31	to	18.42	743,971	0.47%	25.88%	to	24.63%
2019	0.00%	to	1.00%	15,473	39.17	to	14.78	446,208	0.86%	28.42%	to	27.14%
2018	0.00%	to	1.00%	15,888	30.50	to	11.62	359,511	1.28%	-15.22%	to	-16.07%
2017	0.00%	to	1.00%	16,842	35.98	to	13.85	450,866	0.94%	31.21%	to	29.90%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.00%	to	1.00%	44,127	50.01	to	32.62	1,938,326	1.08%	23.65%	to	22.42%
2020	0.00%	to	1.00%	46,981	40.45	to	26.65	1,680,005	1.96%	11.81%	to	10.70%
2019	0.00%	to	1.00%	54,791	36.18	to	24.07	1,762,527	2.09%	23.95%	to	22.72%
2018	0.00%	to	1.00%	54,209	29.19	to	19.62	1,420,904	1.92%	-6.87%	to	-7.80%
2017	0.00%	to	1.00%	58,537	31.34	to	21.28	1,660,296	2.25%	20.49%	to	19.29%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2021	0.00%	to	0.80%	37,790	20.76	to	17.88	715,443	3.30%	6.27%	to	5.42%
2020	0.00%	to	0.80%	28,701	19.53	to	16.96	514,695	1.25%	9.55%	to	8.68%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.80%	36,595	17.83	to	15.60	601,513	2.32%	8.90%	to	8.03%
2018	0.00%	to	0.80%	64,811	16.37	to	14.44	989,957	2.83%	-2.82%	to	-3.60%
2017	0.00%	to	0.80%	62,077	16.85	to	14.98	984,277	2.61%	3.67%	to	2.85%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2021	0.00%	to	0.80%	28,736	51.83	to	45.36	1,374,753	1.12%	23.20%	to	22.22%
2020	0.00%	to	0.80%	35,934	42.07	to	37.11	1,400,167	1.69%	1.21%	to	0.40%
2019	0.00%	to	0.80%	56,551	41.57	to	36.96	2,189,116	2.07%	29.15%	to	28.12%
2018	0.00%	to	0.80%	68,042	32.18	to	28.85	2,047,913	1.40%	-12.84%	to	-13.53%
2017	0.00%	to	0.80%	70,812	36.92	to	33.37	2,453,645	1.52%	11.69%	to	10.81%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	0.00%	to	1.00%	3,342	77.40	to	63.58	214,669	0.00%	23.16%	to	21.93%
2020	0.00%	to	1.00%	3,458	62.85	to	52.15	182,152	0.00%	49.85%	to	48.36%
2019	0.00%	to	1.00%	28,843	41.94	to	35.15	1,015,024	0.00%	34.58%	to	33.24%
2018	0.00%	to	1.00%	28,727	31.16	to	26.38	758,778	0.26%	0.76%	to	-0.25%
2017	0.00%	to	1.00%	28,800	30.93	to	26.45	762,578	0.02%	32.22%	to	30.91%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2021	0.50%	to	0.80%	46,618	12.81	to	12.63	597,139	4.59%	4.81%	to	4.50%
2020	0.50%	to	0.80%	55,269	12.22	to	12.09	675,478	4.98%	6.73%	to	6.41%
2019	0.50%	to	0.80%	18,555	11.45	to	11.36	212,452	5.54%	14.71%	to	14.37%
2018	0.50%	to	0.80%	5,916	9.98	to	9.93	59,027	5.63%	-3.14%	to	-3.44%
2017	0.50%	to	0.80%	949	10.31	to	10.29	9,780	2.38%	3.07%	to	2.87	%****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2021	0.00%	to	0.80%	76,589	27.29	to	24.66	1,960,519	0.76%	6.55%	to	5.70%
2020	0.00%	to	0.80%	79,733	25.61	to	23.33	1,927,227	1.16%	20.80%	to	19.84%
2019	0.00%	to	0.80%	93,183	21.20	to	19.47	1,871,842	1.14%	17.83%	to	16.89%
2018	0.00%	to	0.80%	102,683	17.99	to	16.65	1,757,365	0.64%	-7.52%	to	-8.26%
2017	0.00%	to	0.80%	157,091	19.45	to	18.15	2,935,969	1.16%	13.74%	to	12.84%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	to	1.00%	97,929	61.04	to	33.18	5,180,021	0.79%	23.69%	to	22.46%
2019	0.00%	to	1.00%	110,653	49.35	to	27.09	4,745,452	1.17%	36.10%	to	34.74%
2018	0.00%	to	1.00%	118,233	36.26	to	20.11	3,730,581	1.26%	-6.85%	to	-7.78%
2017	0.00%	to	1.00%	127,283	38.93	to	21.80	4,320,702	1.33%	27.33%	to	26.07%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2021	0.00%	to	1.00%	33,410	72.67	to	39.20	2,153,438	0.47%	25.63%	to	24.38%
2020	0.00%	to	1.00%	35,089	57.85	to	31.52	1,797,969	0.77%	24.63%	to	23.39%
2019	0.00%	to	1.00%	37,988	46.41	to	25.54	1,550,484	1.08%	29.12%	to	27.84%
2018	0.00%	to	1.00%	44,464	35.95	to	19.98	1,381,884	0.80%	-4.68%	to	-5.64%
2017	0.00%	to	1.00%	47,631	37.71	to	21.18	1,559,084	0.74%	19.71%	to	18.52%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2021	0.00%	to	0.80%	8,453	44.52	to	38.34	341,097	0.11%	16.46%	to	15.53%
2020	0.00%	to	0.80%	8,427	38.23	to	33.19	291,482	0.67%	19.89%	to	18.94%
2019	0.00%	to	0.80%	10,752	31.88	to	27.90	313,524	0.00%	21.78%	to	20.81%
2018	0.00%	to	0.80%	10,737	26.18	to	23.10	258,325	0.00%	-19.08%	to	-19.73%
2017	0.00%	to	0.80%	10,608	32.35	to	28.77	318,008	0.00%	24.68%	to	23.69%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2021	0.00%	to	1.00%	509,290	110.38	to	38.47	62,352,334	1.14%	28.41%	to	27.13%
2020	0.00%	to	1.00%	548,003	85.95	to	30.26	52,100,959	1.58%	18.01%	to	16.83%
2019	0.00%	to	1.00%	606,380	72.84	to	25.90	48,346,728	1.72%	31.18%	to	29.88%
2018	0.00%	to	1.00%	669,994	55.52	to	19.94	40,984,804	1.65%	-4.63%	to	-5.59%
2017	0.00%	to	1.00%	746,832	58.22	to	21.12	48,222,612	1.70%	21.54%	to	20.33%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2021	0.00%	to	1.00%	116,545	83.54	to	27.44	11,461,936	0.76%	27.00%	to	25.73%
2020	0.00%	to	1.00%	123,939	65.79	to	21.82	9,667,229	1.09%	24.14%	to	22.91%
2019	0.00%	to	1.00%	125,019	52.99	to	17.76	8,207,582	1.46%	34.36%	to	33.02%
2018	0.00%	to	1.00%	132,225	39.44	to	13.35	6,509,504	1.76%	-4.40%	to	-5.36%
2017	0.00%	to	1.00%	140,984	41.26	to	14.10	7,221,620	1.15%	15.33%	to	14.19%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2021	0.00%	to	1.00%	42,049	62.99	to	51.75	2,387,625	0.67%	26.14%	to	24.89%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	to	1.00%	48,520	49.94	to	41.43	2,199,155	1.08%	10.64%	to	9.54%
2019	0.00%	to	1.00%	54,408	45.14	to	37.83	2,234,991	1.10%	22.21%	to	21.00%
2018	0.00%	to	1.00%	82,256	36.93	to	31.26	2,733,048	0.74%	-8.97%	to	-9.89%
2017	0.00%	to	1.00%	67,811	40.57	to	34.69	2,549,012	0.65%	12.40%	to	11.29%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2021	0.50%	to	0.80%	17,155	23.79	to	23.18	407,615	0.61%	33.35%	to	32.95%
2020	0.50%	to	0.80%	15,625	17.84	to	17.43	278,548	1.08%	-2.66%	to	-2.96%
2019	0.50%	to	0.80%	20,316	18.33	to	17.96	372,107	0.79%	27.08%	to	26.70%
2018	0.50%	to	0.80%	20,350	14.42	to	14.18	293,355	0.59%	-17.36%	to	-17.61%
2017	0.50%	to	0.80%	28,703	17.45	to	17.21	500,688	0.80%	11.20%	to	10.87%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2021	0.50%			4,734	14.90			70,545	1.48%	13.63%
2020	0.50%			4,754	13.11			62,343	1.93%	10.73%
2019	0.50%			2,480	11.84			29,370	2.35%	17.54%
2018	0.50%			2,498	10.08			25,169	2.41%	-7.36%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2021	0.50%			14,868	12.65			188,039	3.27%	5.05%
2020	0.50%			23,554	12.04			283,563	1.14%	11.16%
2019	0.50%			21,935	10.83			237,559	1.62%	7.92%
2018	0.50%			22,021	10.04			220,995	2.15%	-1.83%
2017	0.50%			21,031	10.22			214,986	2.71%	2.75%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2021	0.50%	to	0.80%	42,981	15.72	to	15.45	675,286	2.38%	10.40%	to	10.07%
2020	0.50%	to	0.80%	45,291	14.24	to	14.04	644,591	3.14%	7.74%	to	7.41%
2019	0.50%	to	0.80%	43,136	13.21	to	13.07	569,890	1.59%	19.57%	to	19.21%
2018	0.50%	to	0.80%	10,462	11.05	to	10.96	115,579	5.36%	-8.13%	to	-8.40%
2017	0.50%	to	0.80%	11,558	12.03	to	11.97	139,024	2.53%	15.96%	to	15.61%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2021	0.00%	to	1.00%	81,539	23.16	to	19.03	1,629,257	2.51%	-1.40%	to	-2.38%
2020	0.00%	to	1.00%	86,638	23.49	to	19.49	1,768,411	2.65%	8.12%	to	7.04%
2019	0.00%	to	1.00%	52,411	21.73	to	18.21	1,030,607	3.07%	9.44%	to	8.35%
2018	0.00%	to	1.00%	56,401	19.85	to	16.80	1,020,724	3.28%	-0.59%	to	-1.59%
2017	0.00%	to	1.00%	61,307	19.97	to	17.08	1,117,231	3.34%	4.04%	to	3.00%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2021	0.50%	to	0.80%	7,832	12.88	to	12.75	100,862	1.73%	17.92%	to	17.57%
2020	0.50%	to	0.80%	7,410	10.92	to	10.84	80,927	2.50%	0.43%	to	0.13%
2019	0.50%	to	0.80%	5,959	10.88	to	10.83	64,793	2.01%	19.63%	to	19.27%
2018	0.50%	to	0.80%	5,622	9.09	to	9.08	51,110	0.00%	-9.09%	to	-9.19	%****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2021	0.00%	to	1.00%	251,612	53.88	to	25.65	13,034,041	1.62%	9.92%	to	8.83%
2020	0.00%	to	1.00%	186,706	49.02	to	23.57	10,841,616	1.50%	14.87%	to	13.73%
2019	0.00%	to	1.00%	209,936	42.68	to	20.73	10,221,231	1.77%	18.25%	to	17.07%
2018	0.00%	to	1.00%	224,776	36.09	to	17.71	9,333,955	1.64%	-5.35%	to	-6.30%
2017	0.00%	to	1.00%	250,426	38.13	to	18.90	10,927,217	1.86%	14.10%	to	12.97%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2021	0.50%	to	0.80%	94,784	18.27	to	18.13	1,731,464	0.04%	27.07%	to	26.69%
2020	0.50%	to	0.80%	74,520	14.38	to	14.31	1,071,307	0.14%	29.78%	to	29.39%
2019	0.50%	to	0.80%	2,386	11.08	to	11.06	26,431	0.21%	10.79%	to	10.57	%****
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2021	0.00%	to	1.00%	316,423	74.55	to	35.24	44,050,491	1.88%	24.89%	to	23.65%
2020	0.00%	to	1.00%	360,367	59.69	to	28.50	38,760,705	1.83%	6.69%	to	5.63%
2019	0.00%	to	1.00%	390,019	55.95	to	26.98	38,852,436	2.01%	27.44%	to	26.18%
2018	0.00%	to	1.00%	417,741	43.90	to	21.38	32,915,190	2.21%	-8.29%	to	-9.21%
2017	0.00%	to	1.00%	466,480	47.87	to	23.55	39,887,139	1.68%	12.89%	to	11.77%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2021	0.50%	to	0.80%	29,407	13.55	to	13.41	398,598	2.09%	-2.77%	to	-3.06%
2020	0.50%	to	0.80%	23,496	13.94	to	13.83	327,548	0.96%	30.52%	to	30.13%
2019	0.50%	to	0.80%	18,993	10.68	to	10.63	202,855	1.62%	28.66%	to	28.27%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.50%	to	0.80%	15,018	8.30	to	8.29	124,677	0.99%	-16.98%	to	-17.15	%****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2021	0.50%	to	0.80%	17,803	25.70	to	24.45	457,106	1.06%	5.26%	to	4.95%
2020	0.50%	to	0.80%	18,901	24.42	to	23.30	460,195	1.25%	11.83%	to	11.50%
2019	0.50%	to	0.80%	18,832	21.83	to	20.89	410,033	2.01%	15.42%	to	15.07%
2018	0.50%	to	0.80%	20,411	18.92	to	18.16	385,171	1.53%	-4.59%	to	-4.87%
2017	0.50%	to	0.80%	21,611	19.83	to	19.09	427,518	1.44%	12.43%	to	12.09%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2021	0.00%	to	0.80%	39,348	32.24	to	28.22	1,162,555	0.98%	9.47%	to	8.60%
2020	0.00%	to	0.80%	41,470	29.45	to	25.98	1,124,341	1.16%	14.92%	to	14.00%
2019	0.00%	to	0.80%	47,862	25.63	to	22.79	1,138,515	2.03%	20.01%	to	19.05%
2018	0.00%	to	0.80%	53,908	21.36	to	19.15	1,073,818	1.24%	-5.98%	to	-6.73%
2017	0.00%	to	0.80%	69,681	22.72	to	20.53	1,483,298	1.40%	16.47%	to	15.55%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2021	0.00%	to	0.80%	65,924	37.10	to	32.47	2,242,038	1.28%	12.24%	to	11.35%
2020	0.00%	to	0.80%	49,877	33.05	to	29.16	1,514,647	1.17%	16.76%	to	15.83%
2019	0.00%	to	0.80%	49,805	28.31	to	25.18	1,303,811	1.81%	24.37%	to	23.38%
2018	0.00%	to	0.80%	53,527	22.76	to	20.40	1,133,726	1.22%	-7.88%	to	-8.62%
2017	0.00%	to	0.80%	59,078	24.71	to	22.33	1,363,847	1.31%	20.82%	to	19.86%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2021	0.00%	to	1.00%	488,388	127.21	to	40.97	115,555,345	0.00%	23.21%	to	21.99%
2020	0.00%	to	1.30%	542,351	103.25	to	172.01	102,416,203	0.07%	43.89%	to	42.04%
2019	0.00%	to	1.30%	691,597	71.75	to	121.10	79,192,941	0.26%	34.31%	to	32.58%
2018	0.00%	to	1.30%	692,945	53.42	to	91.34	62,516,565	0.24%	-0.17%	to	-1.47%
2017	0.00%	to	1.30%	755,698	53.51	to	92.70	68,542,895	0.22%	35.13%	to	33.39%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2021	0.00%	to	1.00%	126,707	33.76	to	22.92	7,295,909	5.33%	4.41%	to	3.37%
2020	0.00%	to	1.00%	132,097	32.33	to	22.17	7,322,290	5.01%	2.75%	to	1.72%
2019	0.00%	to	1.00%	141,469	31.47	to	21.79	7,595,846	5.15%	15.11%	to	13.96%
2018	0.00%	to	1.00%	149,247	27.34	to	19.12	7,020,295	5.40%	-3.29%	to	-4.25%
2017	0.00%	to	1.00%	185,066	28.26	to	19.97	8,410,523	5.07%	6.93%	to	5.87%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2021	0.00%	to	0.80%	130,864	21.41	to	18.44	2,582,359	1.97%	-0.72%	to	-1.51%
2020	0.00%	to	0.80%	137,001	21.56	to	18.72	2,732,831	2.22%	9.25%	to	8.38%
2019	0.00%	to	0.80%	120,310	19.74	to	17.27	2,209,131	2.65%	9.58%	to	8.71%
2018	0.00%	to	0.80%	120,824	18.01	to	15.89	2,032,129	2.41%	-0.63%	to	-1.43%
2017	0.00%	to	0.80%	124,747	18.13	to	16.12	2,118,770	2.35%	4.16%	to	3.33%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2021	0.00%	to	0.80%	88,946	90.63	to	78.06	7,360,999	0.51%	25.51%	to	24.51%
2020	0.00%	to	0.80%	94,515	72.21	to	62.69	6,255,516	0.56%	18.04%	to	17.10%
2019	0.00%	to	0.80%	104,795	61.18	to	53.54	5,901,648	0.79%	23.35%	to	22.37%
2018	0.00%	to	0.80%	119,729	49.60	to	43.75	5,491,090	0.55%	-14.64%	to	-15.32%
2017	0.00%	to	0.80%	131,865	58.10	to	51.67	7,125,231	0.61%	20.70%	to	19.74%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2021	0.00%	to	0.80%	74,766	17.48	to	15.30	1,207,423	2.19%	54.83%	to	53.60%
2020	0.00%	to	0.80%	64,509	11.29	to	9.96	675,050	2.59%	-32.88%	to	-33.42%
2019	0.00%	to	0.80%	65,125	16.82	to	14.96	1,019,156	1.74%	9.82%	to	8.95%
2018	0.00%	to	0.80%	71,950	15.32	to	13.73	1,029,082	0.69%	-24.77%	to	-25.37%
2017	0.00%	to	0.80%	73,490	20.36	to	18.39	1,402,787	1.35%	-2.78%	to	-3.55%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2021	0.00%	to	1.00%	90,173	48.67	to	23.35	4,976,613	0.52%	19.70%	to	18.51%
2020	0.00%	to	1.00%	105,502	40.66	to	19.71	4,748,629	0.44%	15.61%	to	14.46%
2019	0.00%	to	1.00%	113,238	35.17	to	17.22	4,462,671	1.72%	27.77%	to	26.49%
2018	0.00%	to	1.00%	125,498	27.53	to	13.61	3,824,361	1.47%	-14.81%	to	-15.66%
2017	0.00%	to	1.00%	148,395	32.31	to	16.14	5,238,100	1.41%	30.28%	to	28.99%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2021	0.00%	to	0.80%	327,130	17.52	to	16.61	5,535,686	0.44%	19.57%	to	18.62%
2020	0.00%	to	0.80%	343,121	14.65	to	14.00	4,878,974	0.36%	15.49%	to	14.57%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.80%	347,031	12.68	to	12.22	4,294,084	1.71%	27.67%	to	26.66%
2018	0.00%	to	0.80%	336,116	9.93	to	9.65	3,274,448	1.45%	-14.88%	to	-15.57%
2017	0.00%	to	0.80%	362,521	11.67	to	11.43	4,171,244	1.34%	30.10%	to	29.07%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2021	0.50%	to	0.80%	6,143	15.05	to	14.84	92,275	0.99%	38.17%	to	37.75%
2020	0.50%	to	0.80%	6,354	10.89	to	10.77	69,169	2.96%	-7.07%	to	-7.35%
2019	0.50%	to	0.80%	4,895	11.72	to	11.63	57,303	3.44%	22.47%	to	22.10%
2018	0.50%			1,385	9.57			13,252	3.54%	-6.78%
2017	0.50%			1,224	10.26			12,563	1.65%	2.64%		****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2021	0.00%	to	1.00%	26,130	54.02	to	44.37	1,253,027	1.49%	33.48%	to	32.15%
2020	0.00%	to	1.00%	22,769	40.47	to	33.58	823,207	1.24%	8.18%	to	7.10%
2019	0.00%	to	1.00%	20,422	37.41	to	31.35	688,068	1.58%	34.29%	to	32.96%
2018	0.00%	to	1.00%	21,138	27.86	to	23.58	533,154	0.86%	-17.33%	to	-18.16%
2017	0.00%	to	1.00%	28,520	33.70	to	28.81	890,352	1.40%	19.21%	to	18.03%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2021	0.00%	to	0.80%	36,257	14.73	to	13.85	514,525	0.88%	-5.74%	to	-6.49%
2020	0.00%	to	0.80%	37,053	15.63	to	14.82	560,461	4.04%	17.18%	to	16.25%
2019	0.00%	to	0.80%	55,113	13.34	to	12.74	714,807	1.03%	26.70%	to	25.69%
2018	0.00%	to	0.80%	60,005	10.53	to	10.14	617,248	0.81%	-15.79%	to	-16.47%
2017	0.00%	to	0.80%	88,911	12.50	to	12.14	1,091,614	0.98%	40.41%	to	39.29%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2021	0.50%	to	0.80%	10,730	20.73	to	19.90	221,765	1.72%	11.13%	to	10.79%
2020	0.50%	to	0.80%	11,163	18.65	to	17.96	207,223	1.45%	11.19%	to	10.85%
2019	0.00%	to	0.80%	12,621	17.79	to	16.20	211,274	3.58%	19.86%	to	18.90%
2018	0.00%	to	0.80%	13,925	14.84	to	13.62	195,650	2.88%	-9.65%	to	-10.37%
2017	0.00%	to	0.80%	19,685	16.42	to	15.20	308,731	2.66%	11.98%	to	11.09%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2021	0.00%	to	0.80%	122,131	9.48	to	8.91	1,117,540	0.00%	-4.99%	to	-5.75%
2020	0.00%	to	0.80%	120,198	9.97	to	9.46	1,162,446	8.56%	-5.28%	to	-6.04%
2019	0.00%	to	0.80%	173,186	10.53	to	10.06	1,774,820	7.25%	2.01%	to	1.20%
2018	0.00%	to	0.80%	197,270	10.32	to	9.94	1,992,180	0.00%	1.94%	to	1.12%
2017	0.00%	to	0.80%	209,021	10.13	to	9.83	2,081,175	0.00%	1.93%	to	1.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2021	0.00%	to	0.80%	56,464	26.10	to	23.02	1,362,696	4.67%	16.75%	to	15.82%
2020	0.00%	to	0.80%	60,300	22.35	to	19.88	1,251,363	6.02%	0.69%	to	-0.11%
2019	0.00%	to	0.80%	66,232	22.20	to	19.90	1,374,053	5.42%	16.06%	to	15.13%
2018	0.00%	to	0.80%	68,998	19.13	to	17.28	1,239,061	4.82%	-4.30%	to	-5.07%
2017	0.00%	to	0.80%	80,926	19.99	to	18.21	1,530,849	4.10%	9.67%	to	8.80%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2021	0.00%			5,919	70.71			418,522	1.20%	27.10%
2020	0.00%	to	0.80%	86,192	55.63	to	48.30	4,414,007	1.49%	16.23%	to	15.30%
2019	0.00%	to	0.80%	98,970	47.86	to	41.89	4,383,042	1.46%	29.58%	to	28.55%
2018	0.00%	to	0.80%	112,291	36.94	to	32.59	3,853,727	1.44%	-4.84%	to	-5.60%
2017	0.00%	to	0.80%	122,690	38.82	to	34.52	4,441,962	1.73%	20.85%	to	19.89%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2021	0.00%	to	0.80%	45,870	72.01	to	62.02	3,018,550	1.13%	25.67%	to	24.67%
2020	0.00%	to	0.80%	45,146	57.30	to	49.75	2,373,580	1.72%	5.41%	to	4.57%
2019	0.00%	to	0.80%	46,596	54.36	to	47.57	2,334,779	1.30%	26.72%	to	25.72%
2018	0.00%	to	0.80%	56,071	42.90	to	37.84	2,227,020	1.13%	-12.69%	to	-13.39%
2017	0.00%	to	0.80%	61,407	49.13	to	43.69	2,806,943	0.72%	10.92%	to	10.03%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2021	0.00%	to	0.80%	1,513	29.80	to	25.66	41,383	2.02%	4.44%	to	3.60%
2020	0.00%	to	0.80%	1,555	28.53	to	24.77	40,880	3.59%	-0.92%	to	-1.71%
2019	0.00%	to	0.80%	1,613	28.80	to	25.20	43,011	2.05%	12.84%	to	11.94%
2018	0.00%	to	0.80%	2,128	25.52	to	22.51	50,444	2.91%	-15.27%	to	-15.95%
2017	0.00%	to	0.80%	2,267	30.12	to	26.78	63,707	2.88%	17.02%	to	16.09%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2021	0.00%	to	0.80%	49,423	10.01	to	9.41	478,718	1.83%	4.16%	to	3.33%
2020	0.00%	to	0.80%	55,282	9.61	to	9.11	515,859	3.33%	-1.16%	to	-1.95%
2019	0.00%	to	0.80%	79,633	9.72	to	9.29	754,210	1.88%	12.53%	to	11.63%
2018	0.00%	to	0.80%	123,707	8.64	to	8.32	1,045,051	2.76%	-15.44%	to	-16.12%
2017	0.00%	to	0.80%	109,184	10.22	to	9.92	1,096,058	2.60%	16.69%	to	15.77%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2021	0.50%			3,546	16.70			59,213	0.00%	15.59%
2020	0.50%	to	0.80%	2,962	14.45	to	14.08	42,549	0.28%	3.59%	to	3.28%
2019	0.50%	to	0.80%	3,068	13.94	to	13.63	42,547	1.48%	11.38%	to	11.04%
2018	0.50%	to	0.80%	3,125	12.52	to	12.27	38,931	0.66%	-4.82%	to	-5.10%
2017	0.50%	to	0.80%	3,190	13.15	to	12.93	41,788	0.80%	12.55%	to	12.21%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2021	0.50%			626	11.34			7,100	1.22%	4.31%
2020	0.50%			625	10.87			6,796	2.91%	6.19%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.50%	to	0.80%	6,620	12.18	to	11.87	80,572	0.00%	7.57%	to	7.24%
2020	0.50%	to	0.80%	5,688	11.33	to	11.07	64,352	1.34%	6.85%	to	6.53%
2019	0.50%	to	0.80%	6,699	10.60	to	10.39	70,946	2.23%	4.49%	to	4.18%
2018	0.50%	to	0.80%	5,241	10.14	to	9.97	53,117	0.00%	-5.55%	to	-5.84%
2017	0.50%	to	0.80%	13,139	10.74	to	10.59	141,056	0.00%	3.16%	to	2.85%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2021	0.00%	to	0.80%	7,506	42.55	to	39.38	308,316	0.00%	11.93%	to	11.03%
2020	0.00%	to	0.80%	11,929	38.01	to	35.47	437,403	0.08%	42.35%	to	41.22%
2019	0.00%	to	0.80%	9,418	26.70	to	25.11	243,820	0.00%	36.76%	to	35.67%
2018	0.00%	to	0.80%	10,144	19.53	to	18.51	192,604	0.00%	-3.62%	to	-4.40%
2017	0.00%	to	0.80%	5,178	20.26	to	19.36	103,592	0.14%	27.34%	to	26.33%
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (AVMCCI)
2021	0.50%	to	0.80%	1,757	24.12	to	23.43	42,239	0.46%	22.63%	to	22.26%
2020	0.50%	to	0.80%	1,724	19.67	to	19.17	33,786	0.96%	8.70%	to	8.38%
2019	0.50%	to	0.80%	130	18.10	to	17.68	2,316	0.50%	24.65%	to	24.28%
2018	0.50%	to	0.80%	139	14.52	to	14.23	1,992	0.07%	-11.80%	to	-12.06%
2017	0.50%	to	0.80%	1,815	16.46	to	16.18	29,862	0.91%	14.35%	to	14.01%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2021	0.50%	to	0.80%	25,164	15.23	to	14.89	383,299	3.19%	9.00%	to	8.67%
2020	0.50%	to	0.80%	25,632	13.98	to	13.70	358,140	8.11%	9.68%	to	9.35%
2019	0.50%	to	0.80%	25,929	12.74	to	12.53	330,162	0.00%	14.63%	to	14.29%
2018	0.50%	to	0.80%	26,687	11.12	to	10.96	296,454	2.31%	-6.93%	to	-7.21%
2017	0.50%	to	0.80%	12,123	11.94	to	11.81	144,625	3.66%	9.61%	to	9.28%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2021	0.00%	to	1.00%	112,976	32.27	to	23.00	3,094,493	0.00%	19.10%	to	17.91%
2020	0.00%	to	1.00%	122,828	27.10	to	19.51	2,837,052	0.03%	40.69%	to	39.29%
2019	0.00%	to	1.00%	85,026	19.26	to	14.01	1,424,032	0.00%	39.36%	to	37.98%
2018	0.00%	to	1.00%	93,540	13.82	to	10.15	1,138,703	0.00%	-6.08%	to	-7.02%
2017	0.00%	to	1.00%	91,278	14.71	to	10.92	1,186,405	0.03%	28.79%	to	27.51%
Invesco - Invesco V.I. Core Bond Fund: Series I (OVB)
2021	0.00%	to	1.00%	155,391	23.54	to	14.99	3,586,287	2.10%	-1.65%	to	-2.63%
2020	0.00%	to	1.00%	160,414	23.94	to	15.39	3,792,250	3.07%	9.71%	to	8.62%
2019	0.00%	to	1.00%	117,060	21.82	to	14.17	2,974,342	3.32%	9.53%	to	8.44%
2018	0.00%	to	1.00%	118,667	19.92	to	13.07	2,824,062	3.36%	-1.02%	to	-2.01%
2017	0.00%	to	1.00%	132,233	20.13	to	13.34	3,124,196	2.42%	4.59%	to	3.55%
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	to	1.00%	33,220	34.06	to	27.68	1,031,634	1.42%	13.94%	to	12.81%
2019	0.00%	to	1.00%	45,429	29.89	to	24.54	1,239,435	1.11%	32.08%	to	30.77%
2018	0.00%	to	1.00%	53,848	22.63	to	18.77	1,115,884	1.17%	-7.89%	to	-8.81%
2017	0.00%	to	1.00%	72,191	24.57	to	20.58	1,652,637	1.21%	16.91%	to	15.75%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2021	0.00%	to	1.00%	199,554	141.68	to	43.86	27,193,716	0.00%	15.49%	to	14.34%
2020	0.00%	to	1.00%	218,105	122.68	to	38.36	25,860,518	0.70%	27.64%	to	26.37%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	1.00%	236,817	96.12	to	30.35	22,159,620	0.90%	31.79%	to	30.48%
2018	0.00%	to	1.00%	264,280	72.93	to	23.26	18,752,400	1.00%	-13.18%	to	-14.05%
2017	0.00%	to	1.00%	290,466	84.00	to	27.07	24,050,959	0.93%	36.66%	to	35.31%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2021	0.50%	to	0.80%	21,399	15.54	to	15.19	332,540	0.00%	9.67%	to	9.34%
2020	0.50%	to	0.80%	24,708	14.17	to	13.89	349,834	0.88%	20.90%	to	20.53%
2019	0.50%	to	0.80%	18,080	11.72	to	11.52	211,792	1.02%	27.96%	to	27.58%
2018	0.50%	to	0.80%	22,342	9.16	to	9.03	204,562	0.90%	-19.82%	to	-20.06%
2017	0.50%	to	0.80%	18,772	11.43	to	11.30	214,379	1.84%	25.66%	to	25.29%
Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)
2021	0.00%	to	1.00%	96,127	43.42	to	21.46	5,497,172	1.47%	10.63%	to	9.53%
2020	0.00%	to	1.30%	108,134	39.25	to	49.12	5,501,163	2.11%	14.86%	to	13.37%
2019	0.00%	to	1.30%	114,742	34.17	to	43.32	5,066,362	2.24%	17.51%	to	16.00%
2018	0.00%	to	1.30%	122,805	29.08	to	37.35	4,653,232	1.98%	-5.32%	to	-6.55%
2017	0.00%	to	1.00%	132,312	30.71	to	15.80	5,283,507	1.97%	9.25%	to	8.17%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2021	0.00%	to	0.80%	15,026	12.24	to	11.37	176,247	4.81%	-3.41%	to	-4.18%
2020	0.00%	to	0.80%	14,219	12.67	to	11.87	173,421	5.82%	3.40%	to	2.58%
2019	0.00%	to	0.80%	15,689	12.25	to	11.57	186,600	3.80%	10.80%	to	9.92%
2018	0.00%	to	0.80%	16,659	11.06	to	10.53	179,465	5.67%	-4.40%	to	-5.16%
2017	0.00%	to	0.80%	23,200	11.57	to	11.10	262,223	2.19%	6.27%	to	5.43%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2021	0.00%	to	0.80%	15,891	83.82	to	72.19	1,215,479	0.37%	22.55%	to	21.58%
2020	0.00%	to	0.80%	16,144	68.39	to	59.38	1,009,832	0.61%	19.93%	to	18.97%
2019	0.00%	to	0.80%	20,008	57.03	to	49.91	1,048,740	0.21%	26.47%	to	25.46%
2018	0.00%	to	0.80%	22,444	45.09	to	39.78	934,528	0.30%	-10.32%	to	-11.04%
2017	0.00%	to	0.80%	26,975	50.28	to	44.72	1,269,227	0.77%	14.16%	to	13.25%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	0.00%	to	0.80%	45,591	26.08	to	23.56	1,110,714	1.60%	10.44%	to	9.56%
2020	0.00%	to	0.80%	47,675	23.61	to	21.51	1,056,409	2.06%	13.88%	to	12.97%
2019	0.00%	to	0.80%	63,120	20.73	to	19.04	1,236,186	1.98%	21.78%	to	20.81%
2018	0.00%	to	0.80%	72,688	17.03	to	15.76	1,178,222	1.70%	-5.44%	to	-6.20%
2017	0.00%	to	0.80%	94,497	18.00	to	16.80	1,627,345	1.49%	18.27%	to	17.33%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	0.50%	to	0.80%	30,323	16.60	to	16.13	502,575	6.05%	5.53%	to	5.22%
2020	0.50%	to	0.80%	31,725	15.73	to	15.33	498,059	7.52%	5.50%	to	5.18%
2019	0.50%	to	0.80%	32,369	14.91	to	14.57	481,667	8.39%	10.64%	to	10.31%
2018	0.50%	to	0.80%	76,352	13.48	to	13.21	1,028,174	6.65%	-2.61%	to	-2.90%
2017	0.50%	to	0.80%	45,132	13.84	to	13.61	623,617	5.12%	6.15%	to	5.83%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	0.50%	to	0.80%	26,394	41.13	to	39.96	1,084,113	0.00%	15.77%	to	15.43%
2020	0.50%	to	0.80%	28,209	35.53	to	34.61	1,000,340	0.00%	48.26%	to	47.82%
2019	0.50%	to	0.80%	22,022	23.96	to	23.42	526,408	0.00%	37.25%	to	36.84%
2018	0.50%	to	0.80%	26,805	17.46	to	17.11	467,039	0.00%	-0.56%	to	-0.86%
2017	0.50%	to	0.80%	23,964	17.56	to	17.26	420,337	0.00%	26.26%	to	25.89%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2021	0.00%	to	0.80%	54,321	53.88	to	46.41	2,666,637	0.70%	16.91%	to	15.98%
2020	0.00%	to	0.80%	53,935	46.09	to	40.01	2,288,378	1.52%	14.03%	to	13.12%
2019	0.00%	to	0.80%	50,033	40.42	to	35.37	1,869,605	1.73%	22.27%	to	21.30%
2018	0.00%	to	0.80%	84,460	33.05	to	29.16	2,590,024	1.65%	0.43%	to	-0.37%
2017	0.00%	to	0.80%	51,867	32.91	to	29.27	1,600,886	1.35%	18.13%	to	17.20%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2021	0.00%	to	1.00%	125,075	61.89	to	52.04	7,004,050	0.00%	22.60%	to	21.38%
2020	0.00%	to	1.00%	136,791	50.48	to	42.87	6,282,469	0.17%	39.03%	to	37.65%
2019	0.00%	to	1.00%	148,037	36.31	to	31.14	4,911,284	0.02%	36.85%	to	35.49%
2018	0.00%	to	1.00%	163,732	26.53	to	22.99	3,981,773	1.24%	1.72%	to	0.70%
2017	0.00%	to	1.00%	182,867	26.08	to	22.83	4,402,317	0.00%	29.99%	to	28.71%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2021	0.50%	to	0.80%	15,706	21.38	to	21.09	335,755	0.32%	16.25%	to		15.90%
2020	0.50%	to	0.80%	19,633	18.39	to	18.19	360,997	0.07%	18.88%	to		18.52%
2019	0.50%	to	0.80%	20,863	15.47	to	15.35	322,667	0.20%	34.81%	to		34.41%
2018	0.50%	to	0.80%	19,897	11.48	to	11.42	228,314	0.20%	-0.91%	to		-1.21%
2017	0.50%	to	0.80%	28,276	11.58	to	11.56	327,515	0.10%	15.84%	to	15.61	%****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2021	0.00%	to	1.00%	172,644	42.70	to	36.04	6,638,846	0.11%	17.75%	to		16.57%
2020	0.00%	to	1.00%	189,428	36.26	to	30.92	6,229,070	0.00%	50.73%	to		49.23%
2019	0.00%	to	1.00%	237,118	24.06	to	20.72	5,231,848	0.41%	44.82%	to		43.38%
2018	0.00%	to	1.00%	231,044	16.61	to	14.45	3,535,400	1.11%	0.91%	to		-0.10%
2017	0.00%	to	1.00%	232,997	16.46	to	14.46	3,543,074	0.46%	44.91%	to		43.48%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2021	0.00%	to	1.00%	144,981	23.13	to	20.48	3,021,901	1.03%	13.29%	to		12.16%
2020	0.00%	to	1.00%	147,441	20.42	to	18.26	2,718,641	1.22%	16.02%	to		14.87%
2019	0.00%	to	1.00%	154,193	17.60	to	15.90	2,460,380	1.84%	26.71%	to		25.45%
2018	0.00%	to	1.00%	162,736	13.89	to	12.67	2,059,773	1.70%	-15.14%	to		-15.99%
2017	0.00%	to	1.00%	225,055	16.37	to	15.09	3,384,935	1.63%	30.80%	to		29.51%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2021	0.50%	to	0.80%	17,601	11.68	to	11.48	205,453	1.95%	-0.74%	to		-1.04%
2020	0.50%	to	0.80%	14,523	11.77	to	11.60	170,790	2.35%	6.89%	to		6.57%
2019	0.50%	to	0.80%	15,363	11.01	to	10.89	169,036	2.63%	7.87%	to		7.55%
2018	0.50%	to	0.80%	15,033	10.21	to	10.12	153,359	3.39%	-1.52%	to		-1.82%
2017	0.50%	to	0.80%	118,292	10.36	to	10.31	1,225,894	2.50%	3.35%	to		3.04%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2021	0.50%	to	0.80%	19,804	36.32	to	35.28	718,830	0.00%	1.29%	to		0.99%
2020	0.50%	to	0.80%	22,300	35.85	to	34.93	798,296	0.00%	45.16%	to		44.73%
2019	0.50%	to	0.80%	14,108	24.70	to	24.14	347,577	0.00%	40.99%	to		40.57%
2018	0.50%	to	0.80%	10,971	17.52	to	17.17	191,599	0.00%	-1.97%	to		-2.27%
2017	0.50%	to	0.80%	6,868	17.87	to	17.57	122,166	0.00%	26.03%	to		25.65%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2021	0.00%	to	0.80%	15,652	29.25	to	27.71	449,396	0.25%	25.97%	to		24.97%
2020	0.00%	to	0.80%	15,971	23.22	to	22.17	364,983	0.46%	22.53%	to		21.55%
2019	0.00%	to	0.80%	23,834	18.95	to	18.24	445,089	0.62%	39.95%	to		38.84%
2018	0.00%	to	0.80%	12,541	13.54	to	13.14	166,510	0.50%	0.81%	to		0.00%
2017	0.00%	to	0.80%	15,791	13.43	to	13.14	209,109	0.62%	28.42%	to		27.41%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2021	0.50%			10,573	17.89			189,201	0.82%	30.33%			****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2021	0.00%	to	0.80%	62,829	64.23	to	55.32	3,705,166	1.33%	25.45%	to		24.45%
2020	0.00%	to	0.80%	69,661	51.20	to	44.45	3,285,059	1.57%	3.48%	to		2.65%
2019	0.00%	to	0.80%	79,839	49.48	to	43.30	3,662,631	2.14%	29.80%	to		28.77%
2018	0.00%	to	0.80%	84,027	38.12	to	33.63	2,982,060	1.51%	-10.09%	to		-10.81%
2017	0.00%	to	0.80%	92,663	42.40	to	37.70	3,670,156	1.93%	17.65%	to		16.72%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2021	0.50%	to	0.80%	17,992	13.69	to	13.58	246,333	0.53%	8.72%	to		8.40%
2020	0.50%	to	0.80%	11,825	12.59	to	12.53	148,914	1.46%	15.26%	to	14.91	%****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2021	0.00%	to	1.00%	13,014	43.40	to	34.79	498,174	5.18%	-2.02%	to		-3.00%
2020	0.00%	to	1.00%	13,742	44.30	to	35.87	538,174	4.35%	5.55%	to		4.49%
2019	0.00%	to	1.00%	15,880	41.97	to	34.32	592,004	5.41%	14.25%	to		13.12%
2018	0.00%	to	1.00%	17,769	36.73	to	30.34	584,539	5.47%	-6.94%	to		-7.88%
2017	0.00%	to	1.00%	21,088	39.47	to	32.94	750,900	5.31%	9.71%	to		8.62%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2021	0.00%	to	0.80%	30,886	21.17	to	18.23	599,990	3.95%	-0.32%	to		-1.12%
2020	0.00%	to	0.80%	29,587	21.24	to	18.44	579,360	2.72%	7.80%	to		6.94%
2019	0.00%	to	0.80%	16,136	19.70	to	17.24	296,369	4.41%	10.88%	to		10.00%
2018	0.00%	to	0.80%	19,713	17.77	to	15.67	327,173	2.50%	-0.65%	to		-1.45%
2017	0.00%	to	0.80%	19,226	17.88	to	15.90	322,748	3.14%	6.24%	to		5.40%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2021	0.00%	to	1.00%	9,437	120.19	to	54.88	749,954	2.00%	39.80%	to	38.41%
2020	0.00%	to	1.00%	12,611	85.97	to	39.65	671,125	2.75%	-16.85%	to	-17.68%
2019	0.00%	to	1.00%	13,946	103.40	to	48.16	882,748	1.88%	18.94%	to	17.76%
2018	0.00%	to	1.00%	14,887	86.94	to	40.90	812,929	2.76%	-7.71%	to	-8.64%
2017	0.00%	to	1.00%	15,331	94.20	to	44.77	928,139	1.65%	3.11%	to	2.09%
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2021	0.50%			4,710	11.01			51,839	2.34%	-0.94%
2020	0.50%			1,164	11.11			12,933	2.23%	3.22%
2019	0.50%			1,257	10.76			13,530	2.20%	6.05%
2018	0.50%			204	10.15			2,070	2.69%	1.49%		****
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2021	0.00%	to	0.80%	27,616	54.22	to	46.70	1,371,298	1.32%	20.29%	to	19.33%
2020	0.00%	to	0.80%	26,048	45.08	to	39.14	1,073,336	1.75%	3.63%	to	2.80%
2019	0.00%	to	0.80%	28,410	43.50	to	38.07	1,135,328	2.33%	27.31%	to	26.30%
2018	0.00%	to	0.80%	21,230	34.17	to	30.14	668,572	1.75%	-7.26%	to	-8.00%
2017	0.00%	to	0.80%	23,350	36.84	to	32.76	797,191	3.06%	18.00%	to	17.06%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.00%	to	1.00%	113,439	29.28	to	17.74	4,294,993	1.64%	-2.08%	to	-3.06%
2020	0.00%	to	1.00%	124,840	29.90	to	18.30	4,754,605	2.05%	6.08%	to	5.03%
2019	0.00%	to	1.00%	133,508	28.19	to	17.42	4,786,268	2.28%	6.27%	to	5.21%
2018	0.00%	to	1.00%	146,016	26.52	to	16.56	4,897,706	2.17%	-0.05%	to	-1.05%
2017	0.00%	to	1.00%	152,318	26.54	to	16.73	5,131,497	2.09%	2.08%	to	1.07%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2021	0.00%	to	1.00%	39,779	34.97	to	27.86	1,263,138	0.92%	-7.28%	to	-8.20%
2020	0.00%	to	1.00%	41,039	37.72	to	30.34	1,408,030	1.93%	13.30%	to	12.17%
2019	0.00%	to	1.00%	49,822	33.29	to	27.05	1,512,962	2.47%	22.95%	to	21.72%
2018	0.00%	to	1.00%	50,732	27.08	to	22.22	1,258,035	0.61%	-17.42%	to	-18.24%
2017	0.00%	to	1.00%	68,842	32.79	to	27.18	2,073,082	1.36%	41.50%	to	40.10%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2021	0.00%	to	1.00%	163,271	25.56	to	20.78	3,780,791	2.53%	12.66%	to	11.54%
2020	0.00%	to	1.00%	170,262	22.69	to	18.63	3,511,530	1.19%	7.95%	to	6.87%
2019	0.00%	to	1.00%	188,940	21.02	to	17.43	3,624,651	2.59%	19.12%	to	17.94%
2018	0.00%	to	1.00%	203,895	17.65	to	14.78	3,299,264	2.01%	-14.53%	to	-15.39%
2017	0.00%	to	1.00%	215,863	20.65	to	17.47	4,102,288	1.71%	27.45%	to	26.19%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	0.00%	to	0.80%	158,231	30.90	to	27.26	4,523,684	1.09%	14.71%	to	13.80%
2020	0.00%	to	0.80%	168,891	26.94	to	23.96	4,230,284	1.50%	12.00%	to	11.10%
2019	0.00%	to	0.80%	185,066	24.06	to	21.56	4,159,073	1.65%	20.78%	to	19.82%
2018	0.00%	to	0.80%	163,892	19.92	to	18.00	3,065,006	1.19%	-4.98%	to	-5.74%
2017	0.00%	to	0.80%	167,513	20.96	to	19.09	3,314,114	1.11%	15.79%	to	14.87%
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2021	0.00%	to	0.80%	23,988	16.31	to	14.39	360,466	1.96%	-0.72%	to	-1.51%
2020	0.00%	to	0.80%	25,959	16.42	to	14.61	394,742	2.09%	9.21%	to	8.34%
2019	0.00%	to	0.80%	32,339	15.04	to	13.48	452,882	1.86%	8.98%	to	8.11%
2018	0.00%	to	0.80%	34,288	13.80	to	12.47	442,764	2.35%	-1.07%	to	-1.87%
2017	0.00%	to	0.80%	36,204	13.95	to	12.71	475,057	1.25%	3.21%	to	2.39%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2021	0.00%	to	0.80%	70,157	44.74	to	39.47	2,911,588	0.00%	16.00%	to	15.08%
2020	0.00%	to	0.80%	74,600	38.57	to	34.30	2,677,922	0.64%	29.93%	to	28.89%
2019	0.00%	to	0.80%	77,750	29.68	to	26.61	2,156,670	0.66%	34.78%	to	33.70%
2018	0.00%	to	0.80%	80,664	22.02	to	19.90	1,667,398	0.23%	-9.42%	to	-10.15%
2017	0.00%	to	0.80%	83,933	24.32	to	22.15	1,926,332	0.75%	30.97%	to	29.93%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2021	0.00%	to	0.80%	30,103	35.07	to	31.19	983,351	1.04%	23.65%	to	22.66%
2020	0.00%	to	0.80%	32,579	28.37	to	25.43	864,323	1.64%	13.08%	to	12.18%
2019	0.00%	to	0.80%	33,175	25.09	to	22.67	781,595	1.32%	25.67%	to	24.67%
2018	0.00%	to	0.80%	35,466	19.96	to	18.18	667,703	1.01%	-2.18%	to	-2.97%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.00%	to	0.80%	41,029	20.41	to	18.74	793,352	1.43%	21.93%	to	20.96%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2021	0.00%	to	0.80%	79,020	58.80	to	51.87	4,318,400	0.00%	21.53%	to	20.57%
2020	0.00%	to	0.80%	81,590	48.38	to	43.02	3,680,981	0.70%	51.49%	to	50.29%
2019	0.00%	to	0.80%	90,459	31.93	to	28.63	2,705,011	0.35%	30.29%	to	29.25%
2018	0.00%	to	0.80%	92,483	24.51	to	22.15	2,131,372	0.31%	-0.66%	to	-1.45%
2017	0.00%	to	0.80%	105,299	24.67	to	22.48	2,453,066	0.32%	27.80%	to	26.78%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.00%	to	1.00%	166,929	39.86	to	32.66	6,040,159	0.16%	13.63%	to	12.50%
2020	0.00%	to	1.00%	177,165	35.08	to	29.03	5,659,980	0.22%	12.33%	to	11.21%
2019	0.00%	to	1.00%	191,041	31.23	to	26.10	5,451,045	2.07%	21.83%	to	20.62%
2018	0.00%	to	1.00%	203,563	25.64	to	21.64	4,785,512	1.60%	-7.73%	to	-8.65%
2017	0.00%	to	1.00%	218,723	27.78	to	23.69	5,613,886	1.65%	16.68%	to	15.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.00%	to	1.00%	21,606	27.73	to	22.72	523,841	0.20%	6.71%	to	5.65%
2020	0.00%	to	1.00%	26,517	25.99	to	21.51	613,214	0.13%	8.55%	to	7.47%
2019	0.00%	to	1.00%	32,117	23.94	to	20.01	683,603	1.76%	13.48%	to	12.35%
2018	0.00%	to	1.00%	50,180	21.10	to	17.81	936,979	1.83%	-3.73%	to	-4.69%
2017	0.00%	to	1.00%	55,080	21.91	to	18.69	1,079,258	1.83%	9.21%	to	8.13%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2021	0.00%	to	1.00%	216,554	17.22	to	16.93	7,022,875	2.20%	28.37%	to	27.09%
2020	0.00%	to	1.00%	194,819	13.41	to	13.32	5,055,237	1.98%	34.11%	to	33.22%
2019	0.50%	to	0.80%	173,247	22.29	to	21.85	3,858,198	2.08%	30.50%	to	30.11%
2018	0.50%	to	0.80%	183,733	17.08	to	16.79	3,135,923	1.74%	-5.10%	to	-5.38%
2017	0.50%	to	0.80%	176,586	18.00	to	17.75	3,175,911	1.83%	20.92%	to	20.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.50%	to	1.00%	62,680	39.16	to	35.44	2,431,960	0.13%	14.93%	to	14.35%
2020	0.50%	to	1.00%	66,189	34.07	to	30.99	2,233,098	0.23%	12.25%	to	11.69%
2019	0.50%	to	1.00%	67,619	30.35	to	27.75	2,031,642	1.70%	23.11%	to	22.50%
2018	0.00%	to	1.00%	156,581	26.83	to	22.65	4,035,598	1.50%	-8.85%	to	-9.77%
2017	0.00%	to	1.00%	168,506	29.44	to	25.10	4,766,931	1.55%	18.43%	to	17.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.00%	to	1.00%	10,553	21.88	to	17.92	209,910	0.24%	2.75%	to	1.73%
2020	0.00%	to	1.00%	10,931	21.29	to	17.62	212,406	0.10%	6.71%	to	5.65%
2019	0.00%	to	1.00%	13,757	19.95	to	16.68	246,282	2.05%	9.53%	to	8.44%
2018	0.00%	to	1.00%	15,456	18.21	to	15.38	251,937	1.95%	-1.80%	to	-2.79%
2017	0.00%	to	1.00%	19,082	18.55	to	15.82	318,808	1.81%	5.68%	to	4.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.00%	to	1.00%	90,680	33.49	to	27.44	2,815,479	0.19%	10.31%	to	9.22%
2020	0.00%	to	1.00%	104,838	30.36	to	25.12	2,948,078	0.14%	10.34%	to	9.25%
2019	0.00%	to	1.00%	122,723	27.51	to	23.00	3,142,367	2.15%	17.74%	to	16.57%
2018	0.00%	to	1.00%	138,713	23.36	to	19.73	3,012,037	1.81%	-5.68%	to	-6.62%
2017	0.00%	to	1.00%	148,608	24.77	to	21.13	3,435,765	1.70%	12.93%	to	11.81%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2021	0.00%	to	0.80%	60,384	14.34	to	13.49	833,610	2.71%	10.53%	to	9.65%
2020	0.00%	to	0.80%	61,991	12.98	to	12.30	778,140	2.41%	7.34%	to	6.48%
2019	0.00%	to	0.80%	17,891	12.09	to	11.55	210,263	3.05%	21.42%	to	20.45%
2018	0.00%	to	0.80%	20,801	9.96	to	9.59	202,354	2.31%	-13.90%	to	-14.59%
2017	0.00%	to	0.80%	43,094	11.57	to	11.23	492,701	2.84%	24.56%	to	23.57%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.00%	to	0.80%	28,295	32.65	to	28.12	853,634	3.93%	4.96%	to	4.13%
2020	0.00%	to	0.80%	39,381	31.10	to	27.01	1,132,876	5.54%	6.02%	to	5.17%
2019	0.00%	to	0.80%	32,250	29.34	to	25.68	883,435	5.73%	14.74%	to	13.83%
2018	0.00%	to	0.80%	32,512	25.57	to	22.56	779,352	5.30%	-3.00%	to	-3.78%
2017	0.00%	to	0.80%	42,491	26.36	to	23.44	1,055,829	5.44%	6.76%	to	5.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2021	0.50%			23	15.40			354	0.40%	11.78%
2020	0.50%			33	13.77			455	0.11%	6.06%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.50%			45	12.99			584	2.22%	14.94%
2018	0.50%			56	11.30			633	1.90%	-6.29%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2021	0.00%	to	1.00%	109,885	70.48	to	51.72	6,869,989	1.17%	24.26%	to	23.02%
2020	0.00%	to	1.00%	125,839	56.72	to	42.04	6,328,270	1.21%	13.11%	to	11.99%
2019	0.00%	to	1.00%	133,763	50.14	to	37.54	5,966,226	1.30%	25.65%	to	24.40%
2018	0.00%	to	1.00%	140,419	39.91	to	30.18	5,008,687	1.30%	-11.38%	to	-12.27%
2017	0.00%	to	1.00%	164,251	45.03	to	34.40	6,682,167	1.07%	15.78%	to	14.63%
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2021	0.00%	to	1.00%	38,558	28.45	to	22.45	969,018	5.24%	5.24%	to	4.19%
2020	0.00%	to	1.00%	41,052	27.03	to	21.55	987,477	2.88%	4.06%	to	3.02%
2019	0.00%	to	1.00%	69,671	25.98	to	20.91	1,614,886	5.38%	9.17%	to	8.08%
2018	0.00%	to	1.00%	55,085	23.80	to	19.35	1,169,513	2.79%	-2.34%	to	-3.32%
2017	0.00%	to	1.00%	55,882	24.37	to	20.01	1,223,470	4.69%	6.33%	to	5.28%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2021	0.50%	to	0.80%	613	15.58	to	15.23	9,550	0.00%	15.14%	to	14.80	%****
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2021	0.80%			6	13.76			83	0.34%	9.36%
2020	0.80%			5	12.58			63	0.69%	4.48%
2019	0.80%			3	12.04			36	3.93%	13.14%
2018	0.80%			1	10.64			11	2.01%	-7.56%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	0.00%	to	1.00%	144,197	48.33	to	42.58	6,553,889	1.23%	34.53%	to	33.19%
2020	0.00%	to	1.00%	163,921	35.92	to	31.97	5,558,196	1.63%	1.49%	to	0.48%
2019	0.00%	to	1.00%	190,889	35.39	to	31.81	6,407,858	2.62%	26.95%	to	25.69%
2018	0.00%	to	1.00%	225,213	27.88	to	25.31	5,979,908	1.40%	-9.35%	to	-10.26%
2017	0.00%	to	1.00%	242,343	30.75	to	28.20	7,133,678	1.65%	8.67%	to	7.60%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2021	0.00%	to	1.00%	168,203	15.97	to	15.76	2,669,024	1.41%	34.71%	to	33.37%
2020	0.00%	to	1.00%	158,052	11.86	to	11.82	1,870,985	1.43%	18.55%	to	18.19	%****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2021	0.50%	to	0.80%	19,400	11.84	to	11.57	229,625	2.04%	-2.57%	to	-2.86%
2020	0.50%	to	0.80%	21,326	12.15	to	11.91	258,968	1.92%	6.66%	to	6.34%
2019	0.50%	to	0.80%	39,597	11.39	to	11.20	451,144	2.80%	7.86%	to	7.53%
2018	0.50%	to	0.80%	29,469	10.56	to	10.42	311,265	2.64%	-0.86%	to	-1.16%
2017	0.50%	to	0.80%	32,038	10.66	to	10.54	341,371	2.31%	2.61%	to	2.30%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2021	0.00%	to	1.00%	35,198	17.20	to	15.00	558,390	1.76%	-1.03%	to	-2.01%
2020	0.00%	to	1.00%	44,198	17.38	to	15.31	701,316	2.57%	7.01%	to	5.95%
2019	0.00%	to	1.00%	42,509	16.24	to	14.45	642,020	2.80%	8.94%	to	7.86%
2018	0.00%	to	1.00%	46,412	14.91	to	13.40	650,106	3.18%	-0.42%	to	-1.42%
2017	0.00%	to	1.00%	40,570	14.97	to	13.59	571,546	3.08%	4.40%	to	3.36%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2021	0.00%	to	0.80%	33,834	24.94	to	22.36	786,428	0.27%	15.75%	to	14.83%
2020	0.00%	to	0.80%	35,502	21.55	to	19.47	716,085	0.98%	11.67%	to	10.78%
2019	0.00%	to	0.80%	37,666	19.30	to	17.58	683,006	2.98%	20.22%	to	19.26%
2018	0.00%	to	0.80%	38,911	16.05	to	14.74	590,018	2.17%	-8.04%	to	-8.78%
2017	0.00%	to	0.80%	38,759	17.46	to	16.16	642,465	1.70%	16.01%	to	15.09%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2021	0.00%	to	0.80%	2,619	17.66	to	15.83	42,920	0.08%	4.49%	to	3.65%
2020	0.00%	to	0.80%	5,528	16.90	to	15.27	89,855	0.25%	7.69%	to	6.83%
2019	0.00%	to	0.80%	4,534	15.69	to	14.29	68,999	2.31%	10.77%	to	9.89%
2018	0.00%	to	0.80%	5,932	14.17	to	13.01	81,243	3.73%	-2.51%	to	-3.29%
2017	0.00%	to	0.80%	3,451	14.53	to	13.45	47,573	1.80%	6.35%	to	5.51%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2021	0.50%	to	0.80%	29,332	24.34	to	23.36	710,168	0.25%	17.53%	to	17.18%
2020	0.50%	to	0.80%	30,052	20.71	to	19.93	617,916	1.03%	11.80%	to	11.46%
2019	0.50%	to	0.80%	41,879	18.52	to	17.88	771,966	2.97%	21.71%	to	21.35%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.50%	to	0.80%	43,138	15.22	to	14.74	653,476	2.10%	-9.84%	to		-10.11%
2017	0.50%	to	0.80%	45,884	16.88	to	16.40	770,712	1.49%	17.57%	to		17.22%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2021	0.00%	to	0.80%	7,438	20.61	to	18.47	143,083	0.25%	9.23%	to		8.36%
2020	0.00%	to	0.80%	7,909	18.86	to	17.05	139,289	0.56%	9.15%	to		8.28%
2019	0.00%	to	0.80%	8,453	17.28	to	15.74	137,159	2.91%	14.28%	to		13.37%
2018	0.00%	to	0.80%	16,805	15.12	to	13.89	240,373	2.21%	-4.68%	to		-5.44%
2017	0.00%	to	0.80%	9,549	15.87	to	14.69	145,951	2.03%	10.08%	to		9.20%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2021	0.00%	to	0.80%	53,754	23.50	to	21.07	1,183,468	0.27%	13.64%	to		12.73%
2020	0.00%	to	0.80%	55,576	20.68	to	18.69	1,082,623	0.84%	10.77%	to		9.89%
2019	0.00%	to	0.80%	59,628	18.67	to	17.00	1,053,180	2.76%	18.32%	to		17.38%
2018	0.00%	to	0.80%	67,746	15.78	to	14.49	1,015,136	2.15%	-7.07%	to		-7.81%
2017	0.00%	to	0.80%	67,973	16.98	to	15.71	1,100,188	1.86%	14.05%	to		13.15%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2021	0.50%	to	0.80%	12,806	25.28	to	24.27	321,731	0.19%	19.59%	to		19.23%
2020	0.50%	to	0.80%	13,489	21.14	to	20.35	281,962	1.06%	12.18%	to		11.84%
2019	0.50%	to	0.80%	16,636	18.85	to	18.20	310,810	2.85%	23.53%	to		23.16%
2018	0.50%	to	0.80%	18,277	15.26	to	14.78	276,827	1.97%	-11.17%	to		-11.44%
2017	0.50%	to	0.80%	16,962	17.18	to	16.68	289,247	1.33%	19.40%	to		19.04%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2021	0.00%	to	0.80%	24,646	21.88	to	19.62	503,196	0.26%	11.12%	to		10.24%
2020	0.00%	to	0.80%	25,113	19.69	to	17.80	463,425	0.69%	9.71%	to		8.84%
2019	0.00%	to	0.80%	26,045	17.95	to	16.35	440,321	2.76%	16.29%	to		15.37%
2018	0.00%	to	0.80%	26,870	15.44	to	14.17	392,621	2.30%	-6.04%	to		-6.80%
2017	0.00%	to	0.80%	27,823	16.43	to	15.21	434,939	1.69%	12.01%	to		11.12%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2021	0.00%	to	0.80%	17,731	25.65	to	23.18	447,186	0.21%	8.24%	to		7.38%
2020	0.00%	to	0.80%	22,166	23.69	to	21.58	513,028	0.13%	9.41%	to		8.53%
2019	0.00%	to	0.80%	22,928	21.66	to	19.89	485,633	2.18%	15.34%	to		14.42%
2018	0.00%	to	0.80%	34,602	18.78	to	17.38	630,933	1.96%	-4.85%	to		-5.61%
2017	0.00%	to	0.80%	26,678	19.73	to	18.41	515,537	1.86%	11.13%	to		10.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2021	0.50%	to	0.80%	3,891	31.00	to	29.85	119,097	0.15%	11.60%	to		11.27%
2020	0.50%	to	0.80%	5,098	27.78	to	26.82	140,259	0.18%	11.06%	to		10.73%
2019	0.50%	to	0.80%	5,290	25.01	to	24.22	131,256	2.02%	19.34%	to		18.98%
2018	0.50%	to	0.80%	5,950	20.96	to	20.36	123,910	1.68%	-6.94%	to		-7.22%
2017	0.50%	to	0.80%	5,406	22.52	to	21.94	120,959	1.77%	14.24%	to		13.90%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2021	0.50%	to	0.80%	17,825	12.09	to	12.05	215,513	0.36%	11.81%	to		11.48%
2020	0.50%	to	0.80%	16,724	10.81			180,831	0.00%	8.13%	to	8.07	%****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2021	0.50%			609	10.94			6,664	0.36%	-2.51%
2020	0.50%			5,262	11.22			59,062	1.61%	6.59%
2019	0.50%			2,800	10.53			29,485	1.09%	5.30%			****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2021	0.50%			509	15.13			7,701	1.45%	21.26%
2020	0.50%			93	12.48			1,160	1.39%	15.18%
2019	0.50%			95	10.83			1,029	0.47%	8.33%			****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2021	0.50%	to	0.80%	43,886	11.77	to	11.73	516,451	0.44%	9.89%	to		9.56%
2020	0.50%	to	0.80%	31,414	10.71			336,576	0.00%	7.14%	to	7.08	%****
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2021	0.50%	to	0.80%	41,481	13.82	to	13.51	573,362	3.10%	10.29%	to		9.96%
2020	0.50%	to	0.80%	37,902	12.53	to	12.29	475,070	2.57%	7.00%	to		6.68%
2019	0.50%	to	0.80%	34,491	11.71	to	11.52	404,045	3.35%	21.16%	to		20.80%
2018	0.50%	to	0.80%	30,337	9.67	to	9.53	293,256	3.35%	-14.24%	to		-14.50%
2017	0.50%	to	0.80%	15,087	11.27	to	11.15	170,046	2.97%	24.26%	to		23.89%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I (NVLCP1)
2021	0.00%	to	0.80%	53,350	18.76	to	16.82	934,260	5.70%	-0.72%	to	-1.52%
2020	0.00%	to	0.80%	7,814	18.90	to	17.08	138,495	2.79%	9.31%	to	8.44%
2019	0.00%	to	0.80%	7,033	17.29	to	15.75	114,831	2.29%	9.89%	to	9.01%
2018	0.50%	to	0.80%	8,545	14.92	to	14.45	127,123	2.61%	-1.70%	to	-2.00%
2017	0.50%	to	0.80%	9,013	15.17	to	14.74	136,454	2.81%	3.43%	to	3.12%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2021	0.00%	to	1.00%	251,824	19.94	to	18.47	4,820,204	0.37%	-1.08%	to	-2.07%
2020	0.00%	to	1.00%	275,974	20.16	to	18.86	5,365,925	1.00%	51.04%	to	49.54%
2019	0.00%	to	1.00%	293,331	13.35	to	12.61	3,797,666	1.25%	33.15%	to	31.82%
2018	0.00%	to	1.00%	316,864	10.02	to	9.57	3,096,619	1.05%	-16.46%	to	-17.29%
2017	0.00%	to	1.00%	361,678	12.00	to	11.57	4,254,334	1.24%	25.77%	to	24.52%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2021	0.00%	to	0.80%	31,178	13.03	to	12.90	403,674	3.40%	10.58%	to	9.70%
2020	0.00%	to	0.80%	29,447	11.78	to	11.76	346,567	0.00%	17.82%	to	17.62	%****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2021	0.00%	to	1.00%	83,106	51.02	to	44.51	3,998,123	0.00%	40.45%	to	39.05%
2020	0.00%	to	1.00%	88,991	36.33	to	32.01	3,057,714	0.00%	30.09%	to	28.80%
2019	0.00%	to	1.00%	94,024	27.93	to	24.85	2,491,453	4.03%	30.53%	to	29.23%
2018	0.00%	to	1.00%	103,876	21.39	to	19.23	2,114,267	0.31%	-3.08%	to	-4.05%
2017	0.00%	to	1.00%	109,863	22.07	to	20.04	2,320,296	0.39%	30.20%	to	28.91%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.00%	to	1.00%	1,080,260	42.85	to	37.38	43,213,992	0.12%	-4.70%	to	-5.65%
2020	0.00%	to	1.00%	1,127,495	44.97	to	39.62	47,505,905	0.00%	60.90%	to	59.30%
2019	0.00%	to	1.00%	1,220,702	27.95	to	24.87	32,100,798	0.00%	37.25%	to	35.89%
2018	0.00%	to	1.00%	1,357,608	20.36	to	18.30	26,132,731	0.00%	-6.85%	to	-7.78%
2017	0.00%	to	1.00%	1,519,236	21.86	to	19.85	31,552,027	0.00%	27.74%	to	26.47%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2021	0.00%	to	1.00%	746,061	32.62	to	28.46	22,712,209	0.74%	24.02%	to	22.78%
2020	0.00%	to	1.00%	795,881	26.31	to	23.18	19,605,450	2.08%	-1.14%	to	-2.13%
2019	0.00%	to	1.00%	841,557	26.61	to	23.68	21,064,617	2.23%	23.85%	to	22.61%
2018	0.00%	to	1.00%	918,465	21.49	to	19.31	18,650,525	1.05%	-13.15%	to	-14.02%
2017	0.00%	to	1.00%	1,021,315	24.74	to	22.46	23,998,311	1.10%	13.84%	to	12.71%
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (NVNMO1)
2021	0.00%	to	1.00%	528,004	35.71	to	31.15	17,639,821	0.30%	26.57%	to	25.31%
2020	0.00%	to	1.00%	574,688	28.22	to	24.86	15,229,689	0.42%	13.55%	to	12.42%
2019	0.00%	to	1.00%	647,135	24.85	to	22.11	15,170,490	0.65%	28.07%	to	26.80%
2018	0.00%	to	1.00%	699,926	19.40	to	17.44	12,867,857	0.54%	-4.76%	to	-5.72%
2017	0.00%	to	1.00%	756,649	20.37	to	18.50	14,680,128	0.52%	24.85%	to	23.62%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2021	0.50%	to	0.80%	5,950	34.53	to	33.14	205,405	0.37%	26.18%	to	25.80%
2020	0.50%	to	0.80%	5,515	27.36	to	26.34	150,861	0.81%	12.80%	to	12.46%
2019	0.50%	to	0.80%	5,712	24.26	to	23.43	138,550	0.82%	25.38%	to	25.00%
2018	0.50%	to	0.80%	6,057	19.35	to	18.74	117,175	0.65%	-6.26%	to	-6.55%
2017	0.50%	to	0.80%	6,327	20.64	to	20.05	130,409	0.66%	18.03%	to	17.68%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2021	0.00%	to	1.00%	1,664,986	71.53	to	63.03	112,064,798	0.54%	30.24%	to	28.95%
2020	0.00%	to	1.00%	1,591,211	54.92	to	48.88	82,506,351	1.34%	18.90%	to	17.71%
2019	0.00%	to	1.00%	1,750,394	46.19	to	41.52	76,659,334	1.70%	37.62%	to	36.25%
2018	0.00%	to	1.00%	1,933,534	33.57	to	30.48	61,814,614	0.77%	-1.27%	to	-2.26%
2017	0.00%	to	1.00%	2,100,265	34.00	to	31.18	68,357,815	0.48%	27.31%	to	26.05%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2021	0.00%	to	1.00%	302,132	29.71	to	25.92	8,395,990	1.08%	46.75%	to	45.29%
2020	0.00%	to	1.00%	319,829	20.25	to	17.84	6,079,783	1.48%	-5.39%	to	-6.33%
2019	0.00%	to	1.00%	365,839	21.40	to	19.04	7,402,153	1.69%	30.70%	to	29.40%
2018	0.00%	to	1.00%	410,004	16.37	to	14.72	6,371,855	1.84%	-3.92%	to	-4.88%
2017	0.00%	to	1.00%	457,730	17.04	to	15.47	7,443,201	2.12%	6.50%	to	5.44%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2021	0.50%	to	0.80%	24,362	25.16	to	24.51	612,592	0.84%	13.63%	to	13.29%
2020	0.50%	to	0.80%	18,982	22.14	to	21.64	419,841	1.01%	18.72%	to	18.37%
2019	0.50%	to	0.80%	15,280	18.65	to	18.28	284,619	0.88%	24.34%	to	23.96%
2018	0.50%	to	0.80%	15,324	15.00	to	14.75	229,533	1.20%	-11.79%	to	-12.05%
2017	0.50%	to	0.80%	12,110	17.00	to	16.77	205,545	0.86%	13.61%	to	13.27%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2021	0.00%	to	0.80%	16,888	12.81	to	11.48	201,666	0.88%	-0.59%	to	-1.38%
2020	0.00%	to	0.80%	19,701	12.88	to	11.64	237,922	2.33%	2.83%	to	2.29%
2019	0.00%	to	0.80%	7,706	12.53	to	11.41	90,634	1.95%	4.09%	to	3.26%
2018	0.00%	to	0.80%	10,453	12.04	to	11.05	118,793	2.01%	0.82%	to	0.01%
2017	0.00%	to	0.80%	12,529	11.94	to	11.05	142,083	0.97%	1.58%	to	0.77%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2021	0.50%	to	0.80%	2,146	19.73	to	19.00	42,041	1.97%	9.85%	to	9.52%
2020	0.50%	to	0.80%	3,111	17.96	to	17.35	55,095	1.41%	4.65%	to	4.34%
2019	0.00%	to	0.80%	3,284	18.11	to	16.63	55,682	0.76%	12.49%	to	11.59%
2018	0.00%	to	0.80%	19,639	16.10	to	14.90	300,675	2.00%	-15.69%	to	-16.36%
2017	0.00%	to	0.80%	9,211	19.09	to	17.81	167,725	1.94%	22.72%	to	21.74%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2021	0.00%	to	1.00%	633,266	16.16	to	10.41	11,158,000	0.00%	0.00%	to	-1.00%
2020	0.00%	to	1.30%	983,748	16.16	to	14.25	15,844,953	0.22%	0.24%	to	-1.06%
2019	0.00%	to	1.30%	896,687	16.12	to	14.40	15,473,870	1.73%	1.78%	to	0.46%
2018	0.00%	to	1.00%	948,129	15.84	to	14.34	15,747,369	1.37%	1.39%	to	0.07%
2017	0.00%	to	1.00%	864,884	15.62	to	10.47	14,221,396	0.42%	0.42%	to	-0.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.00%	to	1.00%	156,064	127.16	to	51.62	21,875,493	0.00%	30.84%	to	29.54%
2020	0.00%	to	1.30%	170,516	97.19	to	93.51	18,301,955	0.02%	22.69%	to	21.10%
2019	0.00%	to	1.30%	184,497	79.22	to	77.21	16,108,059	0.07%	25.65%	to	24.03%
2018	0.00%	to	1.30%	199,293	63.05	to	26.36	13,906,347	0.01%	-12.63%	to	-13.77%
2017	0.00%	to	1.00%	214,361	72.17	to	30.49	17,201,685	0.00%	13.49%	to	12.36%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.00%	to	1.00%	86,854	34.14	to	27.52	2,701,314	0.00%	10.31%	to	9.21%
2020	0.00%	to	1.00%	95,021	30.95	to	25.20	2,695,044	0.00%	40.89%	to	39.49%
2019	0.00%	to	1.00%	101,073	21.97	to	18.07	2,043,044	0.00%	35.71%	to	34.36%
2018	0.00%	to	1.00%	112,229	16.19	to	13.45	1,675,091	0.00%	-7.94%	to	-8.86%
2017	0.00%	to	1.00%	120,593	17.58	to	14.75	1,954,581	0.00%	24.92%	to	23.69%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.00%	to	1.00%	64,741	78.07	to	50.03	4,442,388	0.00%	32.04%	to	30.73%
2020	0.00%	to	1.00%	63,527	59.13	to	38.27	3,323,166	0.08%	5.15%	to	4.11%
2019	0.00%	to	1.00%	66,670	56.23	to	36.76	3,329,173	1.00%	19.00%	to	17.82%
2018	0.00%	to	1.00%	86,370	47.25	to	31.20	3,637,893	0.69%	-16.95%	to	-17.78%
2017	0.00%	to	1.00%	99,474	56.90	to	37.95	5,113,152	0.50%	9.06%	to	7.98%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.00%	to	1.00%	456,227	82.03	to	34.11	66,619,119	0.76%	21.88%	to	20.67%
2020	0.00%	to	1.00%	520,817	67.30	to	28.27	60,378,563	1.15%	10.35%	to	9.26%
2019	0.00%	to	1.00%	570,603	60.99	to	25.88	59,250,787	1.16%	29.31%	to	28.02%
2018	0.00%	to	1.00%	619,619	47.16	to	20.21	49,790,088	1.08%	0.00%	to	-1.00%
2017	0.00%	to	1.00%	671,385	47.17	to	20.42	53,824,370	1.01%	20.52%	to	19.33%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2021	0.00%	to	1.00%	114,680	24.68	to	23.21	2,768,638	0.00%	12.99%	to	11.87%
2020	0.00%	to	1.00%	116,522	21.84	to	20.75	2,498,887	0.00%	39.98%	to	38.59%
2019	0.00%	to	1.00%	120,729	15.61	to	14.97	1,856,891	0.00%	32.75%	to	31.43%
2018	0.00%	to	1.00%	123,627	11.76	to	11.39	1,437,261	0.00%	-6.40%	to	-7.34%
2017	0.00%	to	1.00%	136,015	12.56	to	12.29	1,694,713	0.00%	25.29%	to	24.05%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2021	0.00%			1,148	26.64			30,584	0.33%	13.35%
2020	0.00%			1,162	23.50			27,311	0.52%	12.57%
2019	0.00%			1,172	20.88			24,469	0.16%	27.69%
2018	0.00%			1,190	16.35			19,458	0.16%	-16.95%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2017	0.00%			1,208	19.69			23,784	0.67%	26.76%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2021	0.00%	to	0.80%	2,864	88.32	to	76.07	232,182	0.00%	12.72%	to	11.83%
2020	0.00%	to	0.80%	2,929	78.35	to	68.03	210,884	0.00%	39.71%	to	38.60%
2019	0.50%	to	0.80%	2,134	51.60	to	49.08	109,624	0.00%	31.82%	to	31.43%
2018	0.50%	to	0.80%	2,399	39.14	to	37.35	93,237	0.00%	-7.03%	to	-7.31%
2017	0.50%	to	0.80%	2,541	42.10	to	40.29	105,622	0.00%	23.94%	to	23.57%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)
2021	0.00%			132	34.69			4,579	0.20%	32.52%
2020	0.00%			279	26.18			7,303	0.60%	-2.83%
2019	0.00%			461	26.94			12,419	0.21%	16.43%
2018	0.00%			620	23.14			14,345	0.22%	-15.48%
2017	0.00%			756	27.37			20,695	0.47%	16.35%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2021	0.00%	to	1.00%	135,780	66.43	to	15.74	5,707,429	0.38%	23.48%	to	22.25%
2020	0.00%	to	1.00%	138,566	53.80	to	12.88	4,736,936	0.62%	19.56%	to	18.37%
2019	0.00%	to	1.00%	145,098	45.00	to	10.88	4,017,368	0.57%	25.88%	to	8.79%
2018	0.00%	to	0.80%	19,949	35.75	to	31.54	659,471	0.48%	-5.73%	to	-6.48%
2017	0.00%	to	0.80%	21,146	37.92	to	33.72	744,844	0.51%	18.43%	to	17.49%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2021	0.00%	to	1.00%	62,402	20.30	to	13.29	1,453,796	2.53%	0.74%	to	-0.26%
2020	0.00%	to	1.00%	72,881	20.15	to	13.32	1,636,326	2.47%	3.46%	to	2.43%
2019	0.00%	to	1.00%	69,980	19.48	to	13.01	1,489,876	1.97%	3.69%	to	2.66%
2018	0.00%	to	1.00%	73,670	18.79	to	12.67	1,524,946	1.56%	1.02%	to	0.01%
2017	0.00%	to	1.00%	86,654	18.60	to	12.67	1,774,339	1.44%	0.89%	to	-0.11%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2021	0.50%			793	14.04			11,135	0.99%	7.97%
2020	0.50%			828	13.01			10,768	2.14%	5.14%
2019	0.50%			866	12.37			10,712	2.14%	13.91%
2018	0.50%			902	10.86			9,806	1.60%	-6.62%
2017	0.50%			938	11.63			10,908	0.83%	10.03%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2021	0.50%	to	0.80%	284	14.99	to	14.61	4,254	1.03%	11.87%	to	11.53%
2020	0.50%	to	0.80%	178	13.40	to	13.10	2,369	2.02%	4.65%	to	4.34%
2019	0.50%	to	0.80%	186	12.81	to	12.55	2,379	1.84%	16.35%	to	16.00%
2018	0.50%	to	0.80%	197	11.01	to	10.82	2,176	1.42%	-9.29%	to	-9.57%
2017	0.50%			188	12.13			2,281	1.53%	16.87%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2021	0.80%			6	14.60			88	1.07%	10.10%
2020	0.80%			5	13.26			66	2.33%	5.06%
2019	0.80%			3	12.63			38	2.36%	15.24%
2018	0.80%			1	10.96			11	0.00%	-8.12%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2021	0.50%	to	0.80%	17,872	15.96	to	15.50	285,228	11.00%	15.65%	to	15.31%
2020	0.50%	to	0.80%	17,554	13.80	to	13.45	242,205	5.05%	7.47%	to	7.15%
2019	0.50%	to	0.80%	16,466	12.84	to	12.55	211,378	2.93%	11.34%	to	11.00%
2018	0.50%	to	0.80%	17,324	11.53	to	11.30	199,752	2.88%	-5.88%	to	-6.17%
2017	0.50%	to	0.80%	41,753	12.25	to	12.05	511,377	4.70%	12.98%	to	12.64%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2021	0.50%	to	0.80%	9,201	13.53	to	13.02	124,463	5.66%	-7.98%	to	-8.26%
2020	0.50%	to	0.80%	10,566	14.70	to	14.19	155,281	4.77%	10.22%	to	9.89%
2019	0.50%	to	0.80%	11,894	13.34	to	12.92	158,599	2.12%	6.49%	to	6.17%
2018	0.50%	to	0.80%	15,258	12.53	to	12.17	191,070	5.14%	-4.46%	to	-4.75%
2017	0.50%	to	0.80%	17,035	13.11	to	12.77	223,243	1.58%	10.29%	to	9.96%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2021	0.00%	to	0.80%	94,932	13.77	to	12.43	1,247,283	0.52%	-0.93%	to	-1.72%
2020	0.00%	to	0.80%	111,242	13.89	to	12.65	1,480,269	1.20%	2.99%	to	2.17%
2019	0.00%	to	0.80%	111,462	13.49	to	12.38	1,445,415	2.72%	4.03%	to	3.20%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2018	0.00%	to	0.80%	88,451	12.97	to	12.00	1,110,380	1.91%	0.34%	to	-0.47%
2017	0.00%	to	0.80%	98,910	12.93	to	12.06	1,237,958	1.34%	1.35%	to	0.54%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2021	0.50%	to	0.80%	8,113	8.08	to	7.90	65,529	3.97%	32.68%	to	32.28%
2020	0.50%	to	0.80%	4,245	6.09	to	5.97	25,841	6.11%	0.85%	to	0.54%
2019	0.50%	to	0.80%	411	6.04	to	5.94	2,479	3.81%	10.88%	to	10.54%
2018	0.50%	to	0.80%	3,421	5.45	to	5.37	18,630	2.26%	-14.56%	to	-14.82%
2017	0.50%	to	0.80%	2,541	6.38	to	6.31	16,199	11.17%	1.64%	to	1.34%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.50%	to	0.80%	45,592	13.67	to	13.28	622,924	2.08%	8.10%	to	7.77%
2019	0.50%	to	0.80%	34,429	12.65	to	12.32	435,091	3.03%	7.81%	to	7.49%
2018	0.50%	to	0.80%	56,482	11.73	to	11.46	662,153	2.52%	-1.04%	to	-1.34%
2017	0.50%	to	0.80%	60,793	11.85	to	11.62	720,182	2.03%	4.40%	to	4.08%
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2021	0.50%	to	0.80%	38,227	17.84	to	17.59	681,581	1.05%	26.67%	to	26.29%
2020	0.50%	to	0.80%	30,397	14.09	to	13.93	427,936	1.68%	5.28%	to	4.96%
2019	0.50%	to	0.80%	31,185	13.38	to	13.27	417,112	1.91%	29.75%	to	29.37%
2018	0.50%	to	0.80%	29,273	10.31	to	10.26	301,735	0.51%	-8.95%	to	-9.22%
2017	0.50%	to	0.80%	15,278	11.32	to	11.30	172,984	0.00%	13.25%	to	13.02	%****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2021	0.50%	to	0.80%	62,945	30.83	to	30.36	1,939,854	0.00%	22.04%	to	21.68%
2020	0.50%	to	0.80%	76,808	25.26	to	24.95	1,939,462	0.04%	38.02%	to	37.60%
2019	0.00%	to	0.80%	80,650	18.59	to	18.13	1,478,400	0.13%	36.74%	to	35.65%
2018	0.50%	to	0.80%	68,268	13.45	to	13.37	918,121	0.00%	1.87%	to	1.56%
2017	0.50%	to	0.80%	43,778	13.21	to	13.16	578,017	0.09%	30.25%	to	29.86%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2021	0.00%	to	0.80%	8,871	32.77	to	28.22	266,112	1.14%	8.82%	to	7.95%
2020	0.00%	to	0.80%	9,438	30.11	to	26.14	261,300	1.77%	12.10%	to	11.20%
2019	0.00%	to	0.80%	8,829	26.86	to	23.51	219,166	1.38%	25.15%	to	24.16%
2018	0.00%	to	0.80%	10,466	21.46	to	18.94	208,620	1.36%	-19.11%	to	-19.76%
2017	0.00%	to	0.80%	11,093	26.54	to	23.60	274,628	2.24%	26.58%	to	25.57%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2021	0.00%	to	0.80%	82,786	73.48	to	66.94	5,752,167	0.00%	12.83%	to	11.93%
2020	0.00%	to	0.80%	88,576	65.13	to	59.80	5,478,428	0.00%	29.27%	to	28.24%
2019	0.00%	to	0.80%	101,270	50.38	to	46.63	4,868,461	0.00%	28.63%	to	27.61%
2018	0.00%	to	0.80%	120,523	39.17	to	36.55	4,519,011	0.00%	0.86%	to	0.05%
2017	0.00%	to	0.80%	132,486	38.83	to	36.53	4,964,050	0.00%	27.31%	to	26.30%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2021	0.00%			3,094	14.41			44,584	1.08%	-0.12%
2020	0.00%			3,359	14.43			48,461	1.71%	4.45%
2019	0.00%			3,118	13.81			43,066	2.11%	4.10%
2018	0.00%			720	13.27			9,553	1.19%	0.92%
2017	0.00%			5,664	13.15			74,462	1.23%	0.81%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2021	0.00%	to	1.00%	22,252	27.25	to	20.32	667,773	5.13%	-4.05%	to	-5.01%
2020	0.00%	to	1.00%	22,248	28.40	to	21.40	703,175	7.17%	8.92%	to	7.84%
2019	0.00%	to	1.00%	24,813	26.07	to	19.84	714,438	0.37%	12.62%	to	11.50%
2018	0.00%	to	1.00%	26,103	23.15	to	17.79	659,253	9.18%	-6.14%	to	-7.08%
2017	0.00%	to	1.00%	42,277	24.66	to	19.15	1,047,647	2.32%	12.24%	to	11.13%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2021	0.00%	to	1.00%	72,767	44.07	to	40.09	2,850,226	0.92%	-11.87%	to	-12.75%
2020	0.00%	to	1.00%	77,236	50.00	to	45.95	3,443,120	2.07%	17.25%	to	16.08%
2019	0.00%	to	1.00%	85,729	42.65	to	39.58	3,269,105	0.50%	30.60%	to	29.30%
2018	0.00%	to	1.00%	97,443	32.65	to	30.61	2,857,721	0.31%	-23.49%	to	-24.25%
2017	0.00%	to	1.00%	121,240	42.68	to	40.41	4,673,218	0.47%	51.03%	to	49.54%
VanEck VIP Trust - Global Resources Fund: Initial Class (VWHA)
2021	0.00%	to	1.00%	69,177	35.78	to	32.21	3,031,459	0.44%	18.92%	to	17.74%
2020	0.00%	to	1.30%	73,594	30.09	to	36.31	2,734,746	0.95%	19.11%	to	17.57%

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2019	0.00%	to	1.30%	77,074	25.26	to	30.89	2,447,309	0.00%	11.87%	to	10.42%
2018	0.00%	to	1.00%	86,375	22.58	to	20.95	2,439,121	0.00%	-28.28%	to	-29.21%
2017	0.00%	to	1.00%	89,572	31.48	to	29.50	3,551,521	0.00%	-1.70%	to	-2.67%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2021	0.50%			3,687	15.59			57,490	1.02%	46.14%
2020	0.50%			353	10.67			3,766	0.42%	-1.82%
2019	0.50%			2,122	10.87			23,062	2.15%	8.68%		****
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2021	0.00%	to	1.00%	8,668	143.44	to	84.00	872,869	0.00%	-5.04%	to	-5.99%
2020	0.00%	to	1.00%	11,375	151.05	to	89.35	1,167,378	0.00%	62.65%	to	61.03%
2019	0.00%	to	1.00%	10,481	92.87	to	55.48	673,387	0.00%	39.02%	to	37.64%
2018	0.00%	to	1.00%	11,734	66.80	to	40.31	540,623	0.00%	-7.06%	to	-7.99%
2017	0.00%	to	1.00%	13,560	71.88	to	43.81	674,086	0.00%	29.13%	to	27.85%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2021	0.00%	to	1.00%	31,262	135.35	to	49.99	1,919,170	0.04%	24.78%	to	23.54%
2020	0.00%	to	1.00%	32,172	108.47	to	40.46	1,615,521	0.44%	21.00%	to	19.80%
2019	0.00%	to	1.00%	33,080	89.64	to	33.78	1,414,069	0.28%	31.46%	to	30.16%
2018	0.00%	to	1.00%	34,304	68.19	to	25.95	1,123,712	0.18%	-7.15%	to	-8.07%
2017	0.00%	to	1.00%	40,924	73.44	to	28.23	1,414,411	0.65%	20.44%	to	19.24%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2021	0.00%	to	0.80%	11,907	71.82	to	64.90	802,991	0.00%	7.64%	to	6.78%
2020	0.00%	to	0.80%	11,808	66.72	to	60.78	745,507	0.00%	57.78%	to	56.53%
2019	0.00%	to	0.80%	10,390	42.29	to	38.83	415,351	0.00%	24.83%	to	23.83%
2018	0.00%	to	0.80%	15,955	33.88	to	31.35	513,659	0.00%	1.31%	to	0.50%
2017	0.00%	to	0.80%	10,835	33.44	to	31.20	345,820	0.00%	25.86%	to	24.86%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.